--------------------------------------------------------------------------------
MONY Survivorship Variable Universal Life

--------------------------------------------------------------------------------
Prospectus Portfolio

--------------------------------------------------------------------------------
Last Survivor Flexible Premium
Variable Universal Life Insurance Policy
Issued by
MONY Life Insurance Company

The Alger American Fund                 MFS(R) Variable Insurance Trust/SM/
Enterprise Accumulation Trust           MONY Series Fund, Inc.
INVESCO Variable Investment Funds, Inc. PBHG Insurance Series Fund
Janus Aspen Series                      PIMCO Variable Insurance Trust
Lord Abbett Series                      The Universal Institutional Funds, Inc.

May 1, 2002
--------------------------------------------------------------------------------

                                  Prospectus
                            Dated January 14, 2002
                    Last Survivor Flexible Premium Variable
                        Universal Life Insurance Policy

                                   Issued By
                          MONY Life Insurance Company
                            MONY Variable Account L

MONY Life Insurance Company (the "Company") issues the last survivor variable universal life insurance policy described in this prospectus. Among the policy's many terms are:

Allocation of Premium and Fund Values:

.. You can tell us what to do with your premium payments. You can also tell us what to do with the fund values your policy may create for you resulting from those premium payments.

 . You can tell us to place some or all of them into a separate account. That separate account is called the MONY Variable Account L.

     . If you do, you can also tell us to place your premium payments and fund values into any of the 35 different subaccounts of MONY Variable Account
       L. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and fund values into one or more subaccounts of the separate account, you bear the risk that the investment objectives will not be met. That risk includes not earning any money on your premium payments and fund values and also that premium payments and fund values may lose some or all of their value.

 . You can also tell us to place some or all of your premium payments and fund values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments will not lose any value. We also guarantee that we will pay not less than 4.5% interest annually. We may pay more than 4.5% if we choose. Premium payments and fund values you place into the Guaranteed Interest Account become part of our assets.

Death Benefit:

.. We will pay a death benefit if the last surviving insured dies before reaching age 100 while the Policy is in effect. That death benefit will never be less than the amount specified in the Policy. It may be greater than the amount specified if the policy's cash values increase.

Living Benefits:

.. You may ask for some or all of the policy's cash value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's cash value from us at any time. You will have to pay interest to us on the amount borrowed.

Charges and Fees:

.. The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

If you already own life insurance, it might be to your advantage to replace your existing insurance with the policy. Also, it might not be to your advantage to borrow to purchase this policy or to take a withdrawal from your existing policy to purchase this policy.


Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the policy.

                These are only some of the terms of the policy.
 Please read the prospectus carefully for more complete details of the policy.

   Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus comes with prospectuses for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust and The Universal Institutional Funds, Inc. You should read these prospectuses carefully and keep them for future reference.

                            MONY Variable Account L
                          MONY Life Insurance Company
                    1740 Broadway, New York, New York 10019
                                1-800-487-6669

                               Table of Contents

                                                                    Page
                                                                    ----
        Summary of the Policy......................................   1
         Important Policy Terms....................................   1
         Purpose of the Policy.....................................   1
         Policy Premium Payments and Values........................   1
         Charges and Deductions....................................   3
         Fees and Expenses of the Funds............................   4
         The Death Benefit.........................................   9
         Premium Features..........................................  10
         MONY Variable Account L...................................  10
         Allocation Options........................................  10
         Transfer of Fund Value....................................  10
         Policy Loans..............................................  11
         Full Surrender............................................  11
         Partial Surrender.........................................  11
         Right to Return Policy Period.............................  11
         Grace Period and Lapse....................................  11
         Tax Treatment of Increases in Fund Value..................  12
         Tax Treatment of Death Benefit............................  12
         Riders....................................................  12
         Contacting the Company....................................  12
         Understanding the Policy..................................  13
        Information About the Company and MONY Variable Account L..  14
         MONY Life Insurance Company...............................  14
         MONY Variable Account L...................................  14
        The Funds..................................................  20
         The Alger American Fund...................................  21
         Enterprise Accumulation Trust.............................  21
         INVESCO Variable Investment Funds, Inc....................  23
         Janus Aspen Series........................................  23
         Lord Abbett Series Fund...................................  23
         MFS(R) Variable Insurance Trust/SM/.......................  24
         MONY Series Fund, Inc.....................................  24
         PBHG Insurance Series Fund................................  25
         PIMCO Variable Insurance Trust............................  25
         The Universal Institutional Funds, Inc....................  26
         Purchase of Portfolio Shares by MONY Variable Account L...  26
        Detailed Information About the Policy......................  27
         Application for a Policy..................................  27
         Right to Examine a Policy -- Right to Return Policy Period  29
         Premiums..................................................  29
         Allocation of Net Premiums................................  32
         Death Benefits under the Policy...........................  32
         Death Benefit Options.....................................  33
         Changes in the Specified Amount...........................  35
         Other Optional Insurance Benefits.........................  36
         Option to Split Policy....................................  37

                                                                    Page
                                                                    ----
         Benefits at Maturity......................................  37
         Policy Values.............................................  37
         Determination of Fund Value...............................  38
         Calculating Unit Values for Each Subaccount...............  39
         Determining Fund Value....................................  40
         Transfer of Fund Value....................................  41
         Right to Exchange Policy..................................  41
         Option to Obtain Paid-Up Insurance........................  41
         Policy Loans..............................................  42
         Full Surrender............................................  43
         Partial Surrender.........................................  43
         Grace Period and Lapse....................................  44
        Charges and Deductions.....................................  47
         Deductions from Premiums..................................  48
         Daily Deduction from MONY Variable Account L..............  48
         Monthly Deductions from Fund Value........................  49
         Surrender Charge..........................................  50
         Corporate Purchasers......................................  51
         Transaction and Other Charges.............................  51
         Guarantee of Certain Charges..............................  51
        Other Information..........................................  52
         Federal Income Tax Considerations.........................  52
         Charge for Company Income Taxes...........................  56
         Voting of Fund Shares.....................................  56
         Disregard of Voting Instructions..........................  57
         Report to Policy Owners...................................  57
         Substitution of Investments and Right to Change Operations  57
         Changes to Comply with Law................................  58
        Performance Information....................................  58
        The Guaranteed Interest Account............................  59
         General Description.......................................  59
         Death Benefit.............................................  60
         Policy Charges............................................  60
         Transfers.................................................  60
         Surrenders and Policy Loans...............................  61
        More About the Policy......................................  61
         Ownership.................................................  61
         Beneficiary...............................................  61
         Notification and Claims Procedures........................  62
         Payments..................................................  62
         Payment Plan/Settlement Provisions........................  62
         Payment in Case of Suicide................................  62
         Assignment................................................  63
         Errors on the Application.................................  63
         Incontestability..........................................  63
         Policy Illustrations......................................  63
         Distribution of the Policy................................  63

                                                                                  Page
                                                                                  ----
                     More About the Company......................................  64
                      Management.................................................  64
                      State Regulation...........................................  66
                       Telephone Transfer Privileges.............................  66
                       Legal Proceedings.........................................  67
                       Legal Matters.............................................  67
                       Registration Statement....................................  67
                       Independent Accountants...................................  68
                       Financial Statements......................................  68
                     Index to Financial Statements............................... F-1
                     Appendix A.................................................. A-1
                     Appendix B.................................................. B-1
                     Appendix C.................................................. C-1

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

                             Summary of the Policy

   This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus will describe the part of the policy involving MONY Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. Before purchasing a policy, we urge you to read the entire prospectus carefully.

Important Policy Terms

   We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

   Outstanding Debt -- The unpaid balance of any loan which you request on the policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

   Loan Account -- An account to which amounts are transferred from the subaccounts of MONY Variable Account L and the Guaranteed Interest Account as collateral for any loan you request. We will credit interest to the Loan Account at a rate not less than 4.5%. The Loan Account is part of the Company's General Account.

   Fund Value -- The sum of the amounts under the policy held in each subaccount of MONY Variable Account L and the Guaranteed Interest Account and the Loan Account.

   Cash Value -- The Fund Value of the policy less any surrender charge and any Outstanding Debt.

   Minimum Monthly Premium -- The amount the Company determines is necessary to keep the policy in effect for the first three policy years, regardless of Cash Values.

   Guaranteed Interest Account -- This account is part of the general account of MONY Life Insurance Company (the "Company"). You may allocate all or a part of your net premium payments to this account. This account will credit you with a fixed interest rate (which will not be less than 4.5%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account".)

   Specified Amount -- The death benefit requested by the policy owner.

   Business Day -- Each day that the New York Stock Exchange is open for trading or any other day there is enough trading to change the unit value of a subaccount.

Purpose of the Policy

   The policy offers insurance protection on the lives of the insureds. If either or both insureds are alive on the anniversary of the policy date when the younger insured is (or would have been) age 100, a maturity benefit will be paid instead of a death benefit. The policy provides a benefit equal to your choice of (a) its Specified Amount (under Option 1) or (b) its Specified Amount plus the Fund Value (under Option 2). The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit to grow based on investment results. In addition, you, as the owner of the policy, choose the amount and frequency of premium payments, within certain limits.

Policy Premium Payments and Values

   The premium payments you make for the policy are received by the Company. From those premium payments the Company makes deductions to pay premium and other taxes imposed by federal, state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a sales charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

   You may allocate net premium payments among the various subaccounts of MONY Variable Account L and/or the Guaranteed Interest Account. As the owner of the policy, you may give the right to allocate net premium payments to someone else.

   The net premium payments you allocate among the various subaccounts of MONY Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may or may not increase or decrease depending on several factors including the death benefit option you chose. Except in certain circumstances described later (see "Death Benefits under the Policy"), the death benefit will never decrease below the Specified Amount of your policy.

   Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 4.5%.

   The value of the net premium payments you allocate to MONY Variable Account L and to the Guaranteed Interest Account are called the Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY Variable Account L may be worth more or less while the policy remains in effect.

   If you cancel the policy and return it to the Company during the Right to Return Period, your premium payments will be returned by the Company. After the Right to Return Period, you may cancel your policy by surrendering it to the Company. The Company will pay you the Fund Value minus a charge if you cancel your policy during the first ten years since the policy was issued or the Specified Amount increased. The Company will also deduct any amount you have borrowed from the amount it will pay you. The Fund Value minus surrender charges and minus the amount of debt outstanding from loans you have received is called the Cash Value of the policy.

   Charges and fees such as the cost of insurance, administrative charges and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Fund Value and are described in further detail below.

   The policy remains in effect until the earliest of:

  . A grace period expires without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt;

  . One or both insureds are alive on the date on which the younger insured would have been age 100;

  .  Death of the last surviving insured; and

  .  Full surrender of the policy.

   Generally, the policy remains in effect only as long as the Cash Value is sufficient to pay all monthly deductions. However, during the first three years the policy is in effect, the Company will determine an amount which if paid monthly during those first three policy years will keep the policy and all rider coverages in effect for the first three policy years even if the Cash Value of the policy is zero. This amount is called the Minimum Monthly Premium. If you increase the Specified Amount during the first three policy years, you must pay the increased Minimum Monthly Premium for the remainder of the first three policy years.

Charges and Deductions

   The policy provides for the deduction of the various charges, costs, and expenses from the Fund Value of the policy. These deductions are summarized in the table below. Additional details can be found on pages 47-51.

-----------------------------------------------------------------------------

                         Deductions from Premiums
-----------------------------------------------------------------------------

Sales Charge -- Varies based on    First 10 policy years -- 6% of premiums
            the policy year in     paid up to  target premium plus 2% of
            effect. It is a % of   premium paid in excess of  target
            premium paid           premium.
                                   Years 11 and later -- 2% of all
                                   premiums.
--------------------------------------------------------------------------

Tax Charge                         State and local -- 0.8%
                                   Federal -- 1.25%
-----------------------------------------------------------------------------

               Daily Deduction from MONY Variable Account L
-----------------------------------------------------------------------------

Mortality & Expense Risk           .35% of subaccount value (0.000959%
  Charge -- Maximum Annual Rate    daily)
--------------------------------------------------------------------------

                    Monthly Deductions from Fund Value
-----------------------------------------------------------------------------

Cost of Insurance Charge           Current cost of insurance rate x net
                                   amount at risk at  the beginning of the
                                   policy month
--------------------------------------------------------------------------

Administrative Charge -- Monthly   $7.50
--------------------------------------------------------------------------

Monthly per $1,000 Specified
Amount Charge  Based on issue age  See Appendix B. This charge applies for
of the younger insured,            the first 10  policy years (or for 10
Specified Amount, and smoking      years from the date of any  increase in
Status                             Specified Amount)
--------------------------------------------------------------------------

Optional Insurance Benefits Charge As applicable.
Monthly Deduction for any other
optional  insurance  Benefits
added by rider
--------------------------------------------------------------------------

Transaction and Other Charges
- Partial Surrender Fee
                                   $10
- Transfer of Fund Value
(at Company's Option)              $25 maximum per transfer over 12/(1) /
--------------------------------------------------------------------------

Surrender Charge                   See discussion of Surrender Charge for
Grades from 100% to 0 over 11      grading schedule.
years based on a  schedule.
Factors per $1,000 of Specified
Amount  vary based on issue age,
gender, and underwriting  class

/(1)/Currently no charge on any transfers.

   We pay compensation to broker dealers who sell the policies. For a discussion of this compensation, see "Distribution of the Policy."

   MONY Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. Each portfolio also incurs expenses in its operation. These fees and expenses are also shown in the table below.

Fees and Expenses of the Funds

   The Funds and each of their portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. The advisory fees are summarized at pages 20-26. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

   Information contained in the following table was provided by the respective Funds and has not been independently verified by us. We cannot guarantee that any expense reimbursement or fee waiver will continue.

        Pro Forma Annual Expenses for the Year Ended December 31, 2001
                    (as a percentage of average net assets)

                                                                      Distribution and
                                    Management Fees Other Expenses  Service (12b-1) Fees* Total Expenses
                                    (After Waivers/ (After Waivers/    (After Waivers/    (After Waivers/
          Fund/Portfolio            Reimbursements) Reimbursements)    Reimbursements)    Reimbursements)
          --------------            --------------- --------------- --------------------- ---------------
The Alger American Fund
Alger American Balanced Portfolio..      0.75%           0.10%               N/A               0.85%
Alger American MidCap Growth
  Portfolio........................      0.80%           0.08%               N/A               0.88%

Enterprise Accumulation Trust/(1)/
Equity Income Portfolio............      0.75%           0.13%               N/A               0.88%
Global Socially Responsive
  Portfolio/(10)/..................      1.00%           0.40%               N/A               1.40%
Growth Portfolio...................      0.75%           0.09%               N/A               0.84%
Growth and Income Portfolio........      0.75%           0.10%               N/A               0.85%
Managed Portfolio..................      0.75%           0.09%               N/A               0.84%
Multi-Cap Growth Portfolio.........      1.00%           0.10%               N/A               1.10%
Small Company Growth Portfolio.....      1.00%           0.10%               N/A               1.10%
Small Company Value Portfolio......      0.80%           0.10%               N/A               0.90%
Total Return Portfolio/(10)/.......      0.55%           0.10%               N/A               0.65%

INVESCO Variable Investment Funds,
  Inc.
INVESCO VIF -- Financial Services
  Fund.............................      0.75%           0.32%               N/A               1.07%
INVESCO VIF -- Health Sciences Fund      0.75%           0.31%               N/A               1.06%
INVESCO VIF --  Telecommunications
  Fund.............................      0.75%           0.34%               N/A               1.09%

Janus Aspen Series/(2) / --
Service Shares
Capital Appreciation Portfolio.....      0.65%           0.01%              0.25%              0.91%
Flexible Income Portfolio..........      0.64%           0.02%              0.25%              0.91%
International Growth Portfolio.....      0.65%           0.06%              0.25%              0.96%

Lord Abbett Series Fund/(2)/ --
Class VC
Bond-Debenture Portfolio...........      0.50%           0.35%               N/A               0.85%
Growth and Income Portfolio/(3)/...      0.50%           0.47%               N/A               0.97%
Mid-Cap Value Portfolio/(3)/.......      0.75%           0.35%               N/A               1.10%

        Pro Forma Annual Expenses for the Year Ended December 31, 2000
                    (as a percentage of average net assets)

                                         Management                      Distribution and
                                         Fees (After   Other Expenses  Service (12b-1) Fees* Total Expenses
                                          Waivers/     (After Waivers/    (After Waivers/    (After Waivers/
           Fund/Portfolio              Reimbursements) Reimbursements)    Reimbursements)    Reimbursements)
           --------------              --------------- --------------- --------------------- ---------------
MFS(R) Variable
Insurance
Trust/SM(4)/ --
Initial Class
MFS Mid Cap Growth
  Series/(5)/.........................      0.75%           0.15%               N/A               0.90%
MFS New Discovery
  Series/(5)/.........................      0.90%           0.16%               N/A               1.06%
MFS Total Return
  Series..............................      0.75%           0.14%               N/A               0.89%
MFS Utilities Series..................      0.75%           0.18%               N/A               0.93%

MONY Series Fund,
  Inc./ /
Government
  Securities
  Portfolio...........................      0.50%           0.12%               N/A               0.62%
Long Term Bond
  Portfolio...........................      0.50%           0.12%               N/A               0.62%
Money Market
  Portfolio/(6)/......................      0.40%           0.10%               N/A               0.50%

PBHG Insurance
  Series Fund/(7)/
PBHG Mid-Cap Value
  Portfolio...........................      0.00%           1.20%               N/A               1.20%
PBHG Select Value
  Portfolio...........................      0.65%           0.21%               N/A               0.86%


PIMCO Variable Insurance Trust/(8)/ --
Administrative Class
Global Bond
  Portfolio...........................      0.25%           0.65%               N/A               0.90%
Real Return
  Portfolio...........................      0.25%           0.41%               N/A               0.66%
StocksPLUS Growth
  and Income
  Portfolio...........................      0.40%           0.27%               N/A               0.67%

The Universal
Institutional
Funds, Inc./(9)/
Emerging Markets
  Equity Portfolio....................      0.98%           0.87%               N/A               1.85%
Global Value Equity
  Portfolio...........................      0.67%           0.48%               N/A               1.15%
U.S. Real Estate
  Portfolio...........................      0.75%           0.35%               N/A               1.10%

----------
* MONY Securities Corporation, the principal underwriter for the contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution shareholder services to those portfolios.
/(1)/Enterprise Capital Management, Inc. has contractually agreed to limit the portfolios' expenses through May 1, 2003, to the following expense ratios:
     Equity Income--1.05%; Global Socially Responsive--1.30%; Growth--1.15%; Growth and Income--1.05%; Managed--1.05%; Multi-Cap Growth--1.40%; Small Company Growth--1.40%; Small Company Value--1.30%; and Total Return--0.65%.
/(2)/The Mid-Cap Value, Growth and Income, and Bond-Debenture Portfolios have each established non 12b-1 service fee agreements which are reflected under "Other Expenses".
/(3)/The information in the chart above relating to Mid-Cap Value and Bond-Debenture Portfolios has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord Abbett & Co. (Lord Abbett), voluntarily waived a portion of its management fees for the Mid-Cap Value portfolio and subsidized a portion of the Mid-Cap Value and Bond-Debenture Portfolios' expenses to the extent necessary to maintain the "Other Expenses" for the Mid-Cap Value and Bond-Debenture Portfolios at an aggregate of 0.35% each Portfolio's average daily net assets. Absent any waivers and reimbursements the total annual gross expenses for the Mid-Cap Value Portfolio would have been 1.20% for the year 2001. Absent any reimbursements the total annual gross expenses for the Bond-Debenture Portfolio would have been 0.33% on an unannualized basis for the period December 3, 2001 (commencement of operations) through December 31, 2001. For the year 2002, Lord Abbett does not intend to waive its management fees for the Mid-Cap Value Portfolio but has contractually agreed to continue to reimburse a portion of the Mid-Cap Value and Bond-Debenture Portfolios' expenses to the extent necessary to maintain the "Other Expenses" for the Mid-Cap Value and Bond-Debenture Portfolios at an aggregate of 0.35% each Portfolio's average daily net assets.
/(4)/Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.
/(5)/MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for both Mid Cap Growth and New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

   Had these fee reductions not been taken into account, "Other Expenses" would be higher for certain series and would equal 0.20% for Mid Cap Growth Series and 0.19% for New Discovery Series; "Total Expenses" would be higher for certain series and would equal: 0.95% for Mid Cap Growth Series; and 1.09% for New Discovery Series.
/(6)/MONY Life Insurance Company of America has contractually agreed to limit expenses on this portfolio through April 30, 2003. Without the contractual limitation, the total expense would have been 0.51%.
/(7)/For the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the portfolios and to pay certain expenses of the portfolios to the extent necessary to ensure that the total annual portfolio operating expenses do not exceed 1.20% and 1.00% for the Mid-Cap Value Portfolio and the Select Value Portfolio, respectively. Without these contractual expense waivers, "Other Expenses" and "Total Expenses" for the Mid-Cap Value Portfolio would have been 1.55% and 2.40%, respectively. Pilgrim Baxter has agreed to maintain this expense limitation agreement until December 31, 2002. In any fiscal year in which the portfolios' total assets are greater than $75 million and its total annual portfolio operating expenses are less than 1.20% and 1.00% for the Mid-Cap Value Portfolio and the Select Value Portfolio, respectively, the portfolios' board of trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the portfolios' behalf during the previous two fiscal years.
/(8)/PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and trustees' fees, 0.65% of average daily net assets for the Real Return and StocksPLUS Growth and Income Portfolios and 0.90% of average daily net assets for the Global Bond Portfolio. Under the Expense Reimbursement Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Without these expense limitations actual "Other Expenses" would have been 0.42% for the Real Return Portfolio, 0.27% for the StocksPlus Portfolio and 0.77% for the Global Bond Portfolio and "Total Expenses" would have been 0.67% for the Real Return Portfolio, 0.67% for the StocksPlus Portfolio and 1.02% for the Global Bond Portfolio. Ratio of net expenses to average net assets excluding interest expense is 0.65% for the Real Return and the StocksPlus Growth and Income Portfolios and 0.90% for the Global Bond Portfolio.
/(9)/The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the portfolios to the amounts shown. Without these reimbursements and/or fee waivers the total expenses would have been 2.12%, 1.28% and 1.15% for the Emerging Markets Equity Portfolio, Global Value Equity Portfolio, U.S. Real Estate Portfolio, respectively. "Other Expenses" would have been 0.55%, 0.48% and 0.35% for the Emerging Markets Equity Portfolio, Global Value Equity Portfolio, U.S. Real Estate Portfolio, respectively. Fee waivers and/or expense reimbursements are voluntary and the advisor reserves the right to terminate any waiver and/or reimbursement at any time without notice.
/(10)/The Global Socially Responsive and Total Return Portfolios were not in operation on December 31, 2001. These are estimates of annual expenses.

   We offer other variable life insurance contracts which also may invest in the same (or many of the same) portfolios of the Funds offered under this policy. These policies have different fees and charges that could affect their subaccounts' performance, and they offer different benefits.

   MONY Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. The investment adviser fees for each portfolio are listed in the table below.


                              Fund Investment Adviser Fees
-----------------------------------------------------------------------------------------

                                The Alger American Fund
-----------------------------------------------------------------------------------------
              Portfolio                             Investment Adviser Fee
----------------------------------------------------------------------------------------
Alger American Balanced Portfolio      Annual rate of 0.75% of the portfolio's average
                                       daily net assets.
----------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio Annual rate of 0.80% of the portfolio's average daily net assets.
----------------------------------------------------------------------------------------

                             Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------
              Portfolio                             Investment Adviser Fee
----------------------------------------------------------------------------------------
Equity Income Portfolio                Annual rate of 0.75% of the portfolio's average
                                       daily net assets.
----------------------------------------------------------------------------------------
Global Socially Responsive Portfolio   Annual rate of 0.90% of the portfolio's average
                                       daily net assets.
----------------------------------------------------------------------------------------
Growth Portfolio                       Annual rate of 0.75% of the portfolio's average
                                       daily net assets.
----------------------------------------------------------------------------------------
Growth and Income Portfolio            Annual rate of 0.75% of the portfolio's average
                                       daily net assets.
----------------------------------------------------------------------------------------
Managed Portfolio                      Annual rate of 0.80% of the first $400 million,
                                       0.75% of the next $400 million, and 0.70% in
                                       excess of $800 million of the portfolio's average
                                       daily net assets.
----------------------------------------------------------------------------------------
Multi-Cap Growth Portfolio             Annual rate of 1.00% of the portfolio's average
                                       daily net assets.
----------------------------------------------------------------------------------------
Small Company Growth Portfolio         Annual rate of 1.00% of the portfolio's average
                                       daily net assets.
----------------------------------------------------------------------------------------
Small Company Value Portfolio          Annual rate of 0.80% of the portfolio's average
                                       daily net assets.
----------------------------------------------------------------------------------------
Total Return Portfolio                 Annual rate of 0.55% of the portfolio's average
                                       daily net assets.
----------------------------------------------------------------------------------------

                        INVESCO Variable Investment Funds, Inc.
-----------------------------------------------------------------------------------------
              Portfolio                             Investment Adviser Fee
----------------------------------------------------------------------------------------
INVESCO VIF - Financial Services Fund  Annual rate of 0.75% of the portfolio's average daily net assets.
----------------------------------------------------------------------------------------
INVESCO VIF - Health Sciences Fund     Annual rate of 0.75% of the portfolio's average
                                       daily net assets.
----------------------------------------------------------------------------------------
INVESCO VIF - Telecommunications Fund  Annual rate of 0.75
                                       % of the portfolio's average daily net assets.
----------------------------------------------------------------------------------------


                                Janus Aspen Series
------------------------------------------------------------------------------------
           Portfolio                          Investment Adviser Fee
-----------------------------------------------------------------------------------
Capital Appreciation Portfolio  Annual rate of 0.65% of the portfolio's average daily net assets.
-----------------------------------------------------------------------------------
Flexible Income Portfolio       Annual rate of 0.65% of the first $300 million; and
                                0.55% in excess of $300 million of the portfolio's
                                average daily net assets.
-----------------------------------------------------------------------------------
International Growth Portfolio  Annual rate of 0.65% of the portfolio's average daily net assets.
-----------------------------------------------------------------------------------

                              Lord Abbett Series Fund
------------------------------------------------------------------------------------
           Portfolio                          Investment Adviser Fee
-----------------------------------------------------------------------------------
Bond-Debenture Portfolio        Annual rate of 0.50% of the portfolio's average
                                daily net assets.
-----------------------------------------------------------------------------------
Growth and Income Portfolio     Annual rate of 0.50% of the portfolio's average
                                daily net assets.
-----------------------------------------------------------------------------------
Mid-Cap Value Portfolio         Annual rate of 0.75% of the portfolio's average
                                daily net assets.
-----------------------------------------------------------------------------------

                         MFS(R) Variable Insurance TrustSM
------------------------------------------------------------------------------------
           Portfolio                          Investment Adviser Fee
-----------------------------------------------------------------------------------
MFS Mid Cap Growth Series       Annual rate of 0.75% of the portfolio's average
                                daily net assets.
-----------------------------------------------------------------------------------
MFS New Discovery Series        Annual rate of 0.90% of the portfolio's average
                                daily net assets.
-----------------------------------------------------------------------------------
MFS Total Return Series         Annual rate of 0.75% of the portfolio's average
                                daily net assets.
-----------------------------------------------------------------------------------
MFS Utilities Series            Annual rate of 0.75% of the portfolio's average
                                daily net assets.
-----------------------------------------------------------------------------------

                              MONY Series Fund, Inc.
------------------------------------------------------------------------------------
           Portfolio                          Investment Adviser Fee
-----------------------------------------------------------------------------------
Government Securities Portfolio Annual rate of 0.50% of the first $400 million,
                                0.35% of the next $400 million, and 0.30% in
                                excess of $800 million of the portfolio's aggregate
                                average daily net assets.
-----------------------------------------------------------------------------------
Long Term Bond Portfolio        Annual rate of 0.50% of the first $400 million,
                                0.35% of the next $400 million, and 0.30% in
                                excess of $800 million of the portfolio's aggregate
                                average daily net assets.
-----------------------------------------------------------------------------------
Money Market Portfolio          Annual rate of 0.40% of the first $400 million,
                                0.35% of the next $400 million, and 0.30% in
                                excess of $800 million of the portfolio's aggregate
                                average daily net assets.
-----------------------------------------------------------------------------------


                               PBHG Insurance Series Fund
------------------------------------------------------------------------------------------
              Portfolio                              Investment Adviser Fee
-----------------------------------------------------------------------------------------
PBHG Mid-Cap Value Portfolio           Annual rate of 0.85% of the portfolio's average
                                       daily net assets.
-----------------------------------------------------------------------------------------
PBHG Select Value Portfolio            Annual rate of 0.65% of the portfolio's average
                                       daily net assets.
-----------------------------------------------------------------------------------------

                             PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------
              Portfolio                              Investment Adviser Fee
-----------------------------------------------------------------------------------------
Global Bond Portfolio                  Annual rate of 0.25% of the portfolio's average
                                       daily net assets.
-----------------------------------------------------------------------------------------
Real Return Portfolio                  Annual rate of 0.25% of the portfolio's average
                                       daily net assets.
-----------------------------------------------------------------------------------------
StocksPLUS Growth and Income Portfolio Annual rate of 0.40% of the portfolio's average daily net assets.
-----------------------------------------------------------------------------------------

                         The Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------------
              Portfolio                              Investment Adviser Fee
-----------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio      Annual rate of 1.25% of the first $500 million;
                                       1.20% from $500 million to $1 billion; and 1.15%
                                       in excess of $1 billion of the portfolio's average
                                       daily net assets.
-----------------------------------------------------------------------------------------
Global Value Equity Portfolio          Annual rate of 0.80% of the first $500 million;
                                       0.75% from $500 million to $1 billion; and 0.70%
                                       in excess of $1 billion of the portfolio's average
                                       daily net assets.
-----------------------------------------------------------------------------------------
U. S. Real Estate Portfolio            Annual rate of 0.80% of the first $500 million;
                                       0.75% from $500 million to $1 billion; and 0.70%
                                       in excess of $1 billion of the portfolio's average
                                       daily net assets.

The Death Benefit

   The minimum initial Specified Amount is $100,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

   Option 1 -- The death benefit equals the greater of:

      (a) The Specified Amount in force on the date of death of the surviving insured, or

      (b) Fund Value multiplied by a death benefit percentage required by the federal tax law definition of life insurance.

   If you choose Option 1, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

   Option 2 -- The death benefit equals the greater of:

      (a) The Specified Amount of the policy in force on the date of death of the surviving insured, plus the Fund Value, or

      (b) The Fund Value multiplied by a death benefit percentage required by the federal tax law definition of life insurance.

   If you choose Option 2, favorable investment performance will increase the Fund Value of the policy which in turn increases insurance coverage.

The Fund Value used in these calculations is the value as of the date of the last surviving insured's death.

   You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy".

Premium Features

   You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first three policy years. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your situation and needs change.

   When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments. Your policy continues in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.

   The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal Income Tax Considerations".

   The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace Period and Lapse". If any premium payment would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.

MONY Variable Account L

   MONY Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY Variable Account L".

Allocation Options

   You may allocate premium payments and Fund Values among the various subaccounts of MONY Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase shares of a designated portfolio of The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMO Variable Insurance Trust, and The Universal Institutional Funds, Inc. (the "Funds").

Transfer of Fund Value


   You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Syracuse Operations Center. See Transfer of Fund Value".

Policy Loans

   You may borrow up to 90% of your policy's Cash Value on the date of the loan from the Company. Your policy will be the only security required for a loan. See "Policy Loans".

   The amount of Outstanding Debt is subtracted from your death benefit. Your Outstanding Debt is repaid from the proceeds of a full surrender. See "Full Surrender". Outstanding Debt may also affect the continuation of the policy. See "Grace Period and Lapse". The Company charges interest on policy loans. If you do not pay the interest due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt.

Full Surrender

   You can surrender the policy during the lifetime of either or both insureds and receive its Cash Value, which equals (a) Fund Value, minus (b) any surrender charge and minus (c) any Outstanding Debt. See "Full Surrender".

Partial Surrender

   You may request a partial surrender if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject the request and return it to you. A partial surrender will decrease the Specified Amount. See "Partial Surrender".

   A partial surrender may be made for any amount of at least $500 which, with its fee, is less than the policy's Cash Value on the date of the partial surrender. A partial surrender fee of $10 will be assessed against the remaining Fund Value on the date of the partial surrender. There is no surrender charge assessed on a partial surrender.

Right to Return Policy Period

   You have the right to examine the policy when you receive it. You may return the policy for any reason and obtain a full refund of the premium you paid if you return your policy the later of: (a) 10 days (or longer in some states) after you receive it; (b) 45 days after the date you sign the application for the policy; or (c) 10 days after we mail or deliver a notice of withdrawal right. During the Right to Return Policy Period, net premiums will be kept in the general account of the Company and will earn interest at an annual rate of 4.5%. See "Right to Examine a Policy -- Right to Return Policy Period".

Grace Period and Lapse

   Your policy will remain in effect as long as:

      (1) it has a Cash Value greater than zero; or

      (2) during the first three policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (excluding related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium for the period of time the policy has been in effect.

   If you increase the Specified Amount during the first three policy years, the Minimum Monthly Premium will be increased and you must continue paying the Minimum Monthly Premium for the remainder of the first three policy years.

   If the policy is about to terminate (or lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect. It will also tell you the date by which we must receive that amount (this period is called the "grace period").

   You must understand that after the first three policy years, the policy can lapse even if the scheduled premiums are made.

Tax Treatment of Increases in Fund Value

   The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal Income Tax Considerations".

Tax Treatment of Death Benefit

   Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the last surviving insured will not be subject to federal income taxes when received by the beneficiary. Also, a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal Income Tax Considerations".

Riders

   Additional optional insurance benefits may be added to the policy by an addendum called a rider. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your policy. There are two riders available with this policy:

  .  Four Year Term Insurance Rider

  .  Waiver of Monthly Deduction Rider

Contacting the Company

   All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

Understanding the Policy

   The following chart may help you to understand how the policy works.

                                  [FLOW CHART]

                         INFORMATION ABOUT THE COMPANY
                          AND MONY VARIABLE ACCOUNT L

MONY Life Insurance Company

   MONY Life Insurance Company issues the policy. In this prospectus MONY Life Insurance Company is called the "Company". The Company is a stock life insurance company organized in the State of New York. The Company is currently licensed to sell life insurance and annuities in all 50 states of the United States, the District of Columbia, the U.S. Virgin Islands, and Puerto Rico.

   The principal office of the Company is located at 1740 Broadway, New York, New York 10019. The Company was founded in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization does not have any material effect on the Company, MONY Variable Account L, or the policies.

   On September 26, 2001, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.

   MONY Securities Corporation, a wholly-owned subsidiary of the Company, is the principal underwriter for the policies.

MONY Variable Account L

   MONY Variable Account L is a separate investment account of the Company. Presently, only premium payments and fund values of flexible premium variable life insurance policies are permitted to be allocated to MONY Variable Account
L. The assets in MONY Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

   The Company owns the assets in MONY Variable Account L. The Company is required to keep assets in MONY Variable Account L that equal the total market value of the policy liabilities funded by MONY Variable Account L. Realized or unrealized income gains or losses of MONY Variable Account L are credited or charged against MONY Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY Variable Account L. MONY Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

   Fund Values of the policy during the Right to Return Period and Fund Values allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY Variable Account L. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY Variable Account L proceeds from various policy charges and investment results applicable to those assets.

   MONY Variable Account L was authorized by the Board of Directors of the Company and established under New York law on November 28, 1990. MONY Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY Variable Account L.

   MONY Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts or eliminate subaccounts within MONY Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts are available to you.

   The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

   The Company has entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of MONY Variable Account L and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive may be significant.

   In addition, our affiliate, MONY Securities Corporation, the principal underwriter for the policies, will receive 12b-1 fees deducted from certain portfolio assets attributable to the policies for providing distribution and shareholder support services to some of the portfolios. Because the 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

   The following table lists the subaccounts of MONY Variable Account L that are available to you, their respective investment objectives, and which Fund portfolio shares are purchased. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for amounts allocated to MONY Variable Account L. You bear the investment risk of investing in the portfolios.

     Subaccount and Designated Portfolio                       Investment Objective
-----------------------------------------------------------------------------------------------------

Alger American Balanced Subaccount            Seeks current income and long-term capital
                                              appreciation. The portfolio focuses on stocks of
This subaccount purchases shares of The Alger companies with growth potential and fixed income
American Fund Alger American Balanced         securities, with emphasis on income-producing
Portfolio.                                    securities which appear to have some potential for
                                              capital appreciation. Under normal circumstances,
                                              the portfolio invests in common stocks and fixed-
                                              income securities, which include commercial paper
                                              and bonds rated within the 4 highest rating
                                              categories by an established rating agency or if not
                                              rated, which are determined by the Manager to be
                                              of comparable quality. Ordinarily, at least 25% of
                                              the Portfolio's net assets are invested in fixed-
                                              income securities.
-----------------------------------------------------------------------------------------------------

Alger American MidCap Growth Subaccount       Seeks long-term capital appreciation. The portfolio
                                              focuses on midsize companies with promising
This subaccount purchases shares of The Alger growth potential. Under normal circumstances, the
American Fund Alger American MidCap Growth    portfolio invests primarily in the equity securities of
Portfolio.                                    companies having a market capitalization within the
                                              range of companies in the S&P MidCap 400(TM)
                                              Index.

       Subaccount and Designated Portfolio                          Investment Objective
---------------------------------------------------------------------------------------------------------

Enterprise Equity Income Subaccount                Objective: Seeks to achieve an above average and
                                                   consistent total return. Strategy: Primarily invest in
This subaccount purchases shares of the Enterprise dividend paying U.S. common stocks. Invests in a
Accumulation Trust Equity Income Portfolio.        combination of growth and income.
---------------------------------------------------------------------------------------------------------

Enterprise Global Socially Responsive              Objective: Seeks total return. Strategy: Primarily
Subaccount                                         invest in common stocks of companies that the
                                                   portfolio manager believes are socially responsive
This subaccount purchases shares of the Enterprise and that are located in countries that are included in
Accumulation Trust Global Socially Responsive      the MSCI World Index.
Portfolio.
---------------------------------------------------------------------------------------------------------

Enterprise Growth Subaccount                       Objective: Seeks capital appreciation. Strategy:
                                                   Primarily invest in U.S. common stocks of large
This subaccount purchases shares of the Enterprise capitalization companies. Pursues goal by investing
Accumulation Trust Growth Portfolio.               in companies with long-term earnings potential, but
                                                   which are currently selling at a discount to their
                                                   estimated long-term value.
---------------------------------------------------------------------------------------------------------

Enterprise Growth and Income Subaccount            Objective: Seeks total return through capital
                                                   appreciation with income as a secondary
This subaccount purchases shares of the Enterprise consideration. Strategy: Invest in a broadly
Accumulation Trust Growth and Income Portfolio.    diversified group of U.S. common stocks of large
                                                   capitalization companies.
---------------------------------------------------------------------------------------------------------

Enterprise Managed Subaccount                      Objective: Seeks growth of capital over time.
                                                   Strategy: Invest in a portfolio consisting of common
This subaccount purchases shares of the Enterprise stocks, bonds and cash equivalents, the percentages
Accumulation Trust Managed Portfolio.              of which vary over time based on the investment
                                                   manager's assessment of economic and market
                                                   trends and its perception of the relative investment
                                                   values available from such types of securities at any
                                                   given time.
---------------------------------------------------------------------------------------------------------

Enterprise Multi-Cap Growth Subaccount             Objective: Seeks long-term capital appreciation.
                                                   Strategy: Primarily invest in growth stocks.
This subaccount purchases shares of the Enterprise Companies will tend to fall into one of two
Accumulation Trust Multi-Cap Growth Portfolio.     categories: companies that offer goods or services
                                                   to a rapidly expanding marketplace or companies
                                                   experiencing a major change that is expected to
                                                   produce advantageous results.
---------------------------------------------------------------------------------------------------------

Enterprise Small Company Growth Subaccount         Objective: Seeks capital appreciation.
                                                   Strategy: Invest primarily in common stocks of
This subaccount purchases shares of the Enterprise small capitalization companies believed by the
Accumulation Trust Small Company Growth            portfolio manager to have an outlook for strong
Portfolio.                                         earnings growth and potential for significant capital
                                                   appreciation.
---------------------------------------------------------------------------------------------------------

Enterprise Small Company Value Subaccount          Objective: Seeks maximum capital appreciation.
                                                   Strategy: Invest primarily in common stocks of
This subaccount purchases shares of the Enterprise small capitalization companies that the portfolio
Accumulation Trust Small Company Value             manager believes are undervalued -- that is the
Portfolio.                                         stock's market price does not fully reflect the
                                                   company's value.

       Subaccount and Designated Portfolio                           Investment Objective
------------------------------------------------------------------------------------------------------------

Enterprise Total Return Subaccount                 Objective: Seeks total return. Strategy: Primarily
                                                   invest in a diversified portfolio of fixed income
This subaccount purchases shares of the Enterprise instruments of varying maturities.
Accumulation Trust Total Return Portfolio.
------------------------------------------------------------------------------------------------------------

INVESCO VIF -- Financial Services Subaccount       Seeks to provide capital growth by normally
                                                   investing at least 80% of its assets in equity
This subaccount purchases shares of the INVESCO    securities and equity-related instruments of
Variable Investment Funds, Inc. INVESCO VIF --     companies involved in the financial services sector.
Financial Services Fund.
------------------------------------------------------------------------------------------------------------

INVESCO VIF -- Health Sciences Subaccount          Seeks to provide capital growth by normally
                                                   investing at least 80% of its assets in equity
This subaccount purchases shares of the INVESCO    securities and equity-related instruments of
Variable Investment Funds, Inc. INVESCO VIF --     companies that develop, produce or distribute
Health Sciences Fund.                              products or services related to health care.
------------------------------------------------------------------------------------------------------------

INVESCO VIF -- Telecommunications                  Seeks to provide capital growth and current income
Subaccount                                         by normally investing at least 65% (80% effective
                                                   July 31, 2002) of its assets in the equity securities
This subaccount purchases shares of the INVESCO    of companies involved in the design, development,
Variable Investment Funds, Inc. INVESCO VIF --     manufacture, distribution, or sale of
Telecommunications Fund.                           communications services and equipment, and
                                                   companies that are involved in supplying equipment
                                                   or services to such companies. Will invest primarily
                                                   in companies located in at least three different
                                                   countries, although U.S. issuers will often dominate
                                                   the portfolio.
------------------------------------------------------------------------------------------------------------

Janus Aspen Series Capital Appreciation            Seeks long-term growth of capital. It pursues its
Subaccount                                         objective by investing primarily in common stocks
                                                   selected for their growth potential. The portfolio
This subaccount purchases shares of Janus Aspen    may invest in companies of any size, from larger,
Series Capital Appreciation Portfolio.             well-established companies to smaller, emerging
                                                   growth companies.
------------------------------------------------------------------------------------------------------------

Janus Aspen Series Flexible Income Subacco-unt     Seeks to obtain maximum total return, consistent
                                                   with preservation of capital. It pursues its objective
This subaccount purchases shares of the Janus      by investing primarily in a wide variety of income-
Aspen Series Flexible Income Portfolio.            producing securities such as corporate bonds and
                                                   notes, government securities and preferred stock.
                                                   As a fundamental policy, the portfolio will invest at
                                                   least 80% of its assets in income-producing
                                                   securities. The portfolio may own an unlimited
                                                   amount of high-yield/high-risk bonds.
------------------------------------------------------------------------------------------------------------

Janus Aspen Series International Growth            Seeks long-term growth of capital. It pursues its
Subaccount                                         objective under normal circumstances by investing
                                                   at least 80% of its net assets in securities of issuers
This subaccount purchases shares of the Janus      from at least five different countries, excluding the
Aspen Series International Growth Portfolio.       United States. Although the portfolio intends to
                                                   invest substantially all of its assets in issuers located
                                                   outside the United States it may at times invest in
                                                   U.S. issuers and it may at times invest all of its
                                                   assets in fewer than five countries, or even a single
                                                   country.
------------------------------------------------------------------------------------------------------------

      Subaccount and Designated Portfolio                         Investment Objective
--------------------------------------------------------------------------------------------------------

Lord Abbett Bond-Debenture Subaccount           Investment Objective and Strategy: seeks high
                                                current income and the opportunity for capital
This subaccount purchases shares of the Lord    appreciation to produce a high total return. It
Abbett Series Fund Bond-Debenture Portfolio.    pursues its objective by investing in high yield and
                                                investment grade debt securities, securities
                                                convertible into common stock and preferred
                                                stocks. The portfolio invests at least 80% of its net
                                                assets in fixed income securities of various types.
                                                At least 20% of the portfolio's assets must be
                                                invested in any combination of investment grade
                                                securities, U.S. Government securities and cash
                                                equivalents.
--------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Subaccount        Investment Objective and Strategy: seeks long-term
                                                growth of capital and income without excessive
This subaccount purchases shares of the Lord    fluctuations in market value. It pursues its objective
Abbett Series Fund Growth and Income Portfolio. by investing at least 80% of its net assets in equity securities of large, seasoned, U.S. and multinational
                                                companies.
--------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Subaccount            Investment Objective and Strategy: seeks capital
                                                appreciation. It pursues its objective by investing at
This subaccount purchases shares of the Lord    least 80% of its net assets in equity securities of
Abbett Series Fund Mid-Cap Value Portfolio.     mid-sized companies, with market capitalizations of
                                                roughly $500 million to $10 billion.
--------------------------------------------------------------------------------------------------------

MFS Mid Cap Growth Subaccount                   Seeks long-term growth of capital by investing at
                                                least 80% of its net assets in companies with
This subaccount purchases shares of the MFS(R)  medium market capitalization which are defined as
Variable Insurance Trust/SM/ MFS Mid Cap Growth companies with market capitalizations equaling or
Series.                                         exceeding $250 million but not exceeding the top of
                                                the Russell Midcap(TM) Growth Index range at the
                                                time of purchase by the portfolio.
--------------------------------------------------------------------------------------------------------

MFS New Discovery Subaccount                    Seeks capital appreciation by investing at least 65%
                                                of its net assets in equity securities of emerging
This subaccount purchases shares of the MFS(R)  growth companies. Emerging growth companies are
Variable Insurance Trust/SM/ MFS New Discovery  companies that are either: early in their life cycle
Series.                                         but which have the potential to become major
                                                enterprises or major enterprises whose rates of
                                                earnings growth are expected to accelerate because
                                                of special factors, such as rejuvenated management,
                                                new products, changes in consumer demand, or
                                                basic changes in the economic environment.
--------------------------------------------------------------------------------------------------------

MFS Total Return Subaccount                     Seeks mainly to provide above-average income
                                                consistent with the prudent employment of capital
This subaccount purchases shares of the MFS(R)  and secondarily to provide a reasonable opportunity
Variable Insurance Trust/SM/ MFS Total Return   for growth of capital and income. It pursues its
Series.                                         objective by investing at least 40%, but not more
                                                than 75%, of its net assets in common stocks and
                                                related securities and at least 25% of its net assets in
                                                non-convertible fixed income securities.
--------------------------------------------------------------------------------------------------------

       Subaccount and Designated Portfolio                          Investment Objective
---------------------------------------------------------------------------------------------------------

MFS Utilities Subaccount                           Seeks capital growth and current income by
                                                   investing at least 80% of its net assets in equity and
This subaccount purchases shares of the MFS(R)     debt securities of domestic and foreign companies
Variable Insurance Trust/SM/ MFS Utilities Series. (including emerging markets) in the utilities industry.
---------------------------------------------------------------------------------------------------------

MONY Government Securities Subaccount              Seeks to maximize income and capital appreciation
                                                   by investing in bonds, notes and other obligations
This subaccount purchases shares of the MONY       either issued or guaranteed by the U.S.
Series Fund, Inc. Government Securities Portfolio. Government, its agencies or instrumentalities, together having a weighted average maturity of
                                                   between 4 to 8 year.
---------------------------------------------------------------------------------------------------------

MONY Long Term Bond Subaccount                     Seeks to maximize income and capital appreciation
                                                   over the longer term by investing in highly-rated
This subaccount purchases shares of the MONY       fixed income securities issued by a diverse mix of
Series Fund, Inc. Long Term Bond Portfolio.        corporations, the U.S. Government and its agencies
                                                   or instrumentalities, as well as mortgage-backed
                                                   and asset-backed securities together having a dollar-
                                                   weighted average maturity of more than 8 years.
---------------------------------------------------------------------------------------------------------

MONY Money Market Subaccount                       Seeks to maximize current income consistent with
                                                   preservation of capital and maintenance of liquidity
This subaccount purchases shares of the MONY       by investing primarily in high quality, short-term
Series Fund, Inc. Money Market Portfolio.          money market instruments.
---------------------------------------------------------------------------------------------------------

PBHG Mid-Cap Value Subaccount                      Seeks to provide above-average total return over a 3
                                                   to 5 year market cycle. Primarily invests in value
This subaccount purchases shares of the PBHG       common stocks of companies with market
Insurance Series Fund PBHG Mid-Cap Value           capitalizations within the range of the S&P
Portfolio.                                         MidCap 400(TM) Index.
---------------------------------------------------------------------------------------------------------

PBHG Select Value Subaccount                       Seeks to provide long-term growth of capital and
                                                   income. Current income is a secondary objective.
This subaccount purchases shares of the PBHG       Primarily investing in value common stocks of no
Insurance Series Fund PBHG Select Value            more than 30 companies with large market
Portfolio.                                         capitalizations.
---------------------------------------------------------------------------------------------------------

PIMCO Global Bond Subaccount                       Seeks to maximize total return, consistent with
                                                   preservation of capital, by investing primarily in
This subaccount purchases shares of the PIMCO      Fixed Income Instruments of issuers located in at
Variable Insurance Trust Global Bond Portfolio.    least three countries (one of which may be the
                                                   United States).
---------------------------------------------------------------------------------------------------------

PIMCO Real Return Subaccount                       Seeks to maximize real return, consistent with
                                                   preservation of real capital, by investing primarily
This subaccount purchases shares of the PIMCO      in inflation-indexed bonds of varying maturities
Variable Insurance Trust Real Return Portfolio.    issued by the U.S. and non-U.S. governments, their
                                                   agencies or government-sponsored enterprises and
                                                   corporations.
---------------------------------------------------------------------------------------------------------

         Subaccount and Designated Portfolio                           Investment Objective
-----------------------------------------------------------------------------------------------------------

PIMCO StocksPLUS Growth and Income                     Seeks total return which exceeds the total return of
Subaccount                                             the S&P 500 by investing primarily in S&P 500
                                                       derivatives, backed by a portfolio of Fixed Income
This subaccount purchases shares of the PIMCO          Instruments.
Variable Insurance Trust StocksPLUS Growth and
Income Portfolio.
-----------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets Equity                 Seeks long-term capital appreciation by investing
Subaccount                                             primarily in growth-oriented equity securities of
                                                       issuers in emerging market countries.
This subaccount purchases shares of The Universal
Institutional Funds, Inc. Emerging Markets Equity
Portfolio.
-----------------------------------------------------------------------------------------------------------

Van Kampen UIF Global Value Equity                     Seeks long-term capital appreciation by investing
Subaccount                                             primarily in equity securities of issuers throughout
This subaccount purchases shares of The Universal      the world, including U.S. issuers.
Institutional Funds, Inc. Global Value Equity
Portfolio.
-----------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S. Real Estate Subaccount             Seeks to provide above average current income and
                                                       long-term capital appreciation by investing
This subaccount purchases shares of The Universal      primarily in equity securities of companies in the
Institutional Funds, Inc. U. S. Real Estate Portfolio. U.S. real estate industry, including real estate investment trusts ("REITs").
-----------------------------------------------------------------------------------------------------------

   The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:

      (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or

      (2) more than 50% of the outstanding portfolio shares.

The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

                                   THE FUNDS

   Each available subaccount of MONY Variable Account L will invest only in the shares of the Funds. The Funds (except for Janus Aspen Series Capital Appreciation Portfolio) are diversified, open-end management investment companies. The Janus Aspen Series Capital Appreciation Portfolio is a non-diversified, open-end management investment company. A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio. The Funds are registered with the SEC under the Investment Company Act of 1940. These registrations do not involve supervision by the SEC of the management or investment practices or policies of the Funds. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law.

The Alger American Fund

   Fred Alger Management, Inc., is each portfolio's investment adviser. The investment adviser is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of each portfolio. The investment adviser fee for each portfolio is shown in the table below.

                    Portfolio                      Investment Adviser Fee
---------------------------------------------------------------------------

Alger American Balanced Portfolio                 Annual rate of 0.75% of
                                                  the portfolio's average
                                                  daily net assets.
---------------------------------------------------------------------------

Alger American MidCap Growth Portfolio            Annual rate of 0.80% of
                                                  the portfolio's average
                                                  daily net assets.
---------------------------------------------------------------------------

Enterprise Accumulation Trust

   Enterprise Accumulation Trust has a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of MONY Life Insurance Company, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information about the sub-advisers for each portfolio, see the Enterprise Accumulation Trust prospectus included in this Prospectus Portfolio. Enterprise Accumulation Trust pays an investment adviser fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise Capital on a monthly basis. The sub-investment adviser and daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the table below:

Portfolio and Sub-Investment Adviser    Investment Adviser Fee        Sub-Investment Adviser Fee
----------------------------------------------------------------------------------------------------

   Equity Income Portfolio           Annual rate of 0.75% of the   Annual rate of 0.30% of the first
                                     portfolio's average daily net $100 million, 0.25% of the next
   1740 Advisers, Inc. (affiliate    assets.                       $100 million, and 0.20% in
   of MONY Life Insurance                                          excess of $200 million of the
   Company of America) is the                                      portfolio's average daily net
   sub-investment adviser.                                         assets.
----------------------------------------------------------------------------------------------------

   Global Socially Responsive        Annual rate of 0.90% of the   Annual rate of 0.45% of the first
   Portfolio                         portfolio's average daily net $100 million; 0.40% of the next
                                     assets.                       $100 million; and 0.30% in
   Rockefeller & Co., Inc. is the                                  excess of $200 million of the
   sub-investment adviser.                                         portfolio's average daily net
                                                                   assets.
----------------------------------------------------------------------------------------------------

   Growth Portfolio                  Annual rate of 0.75% of the   Annual rate of 0.30% of the first
                                     portfolio's average daily net $1 billion and 0.20% in excess of
   Montag & Caldwell, Inc. is the    assets.                       $1 billion of the portfolio's
   sub-investment adviser.                                         average daily net assets.
----------------------------------------------------------------------------------------------------

   Growth and Income Portfolio       Annual rate of 0.75% of the   Annual rate of 0.30% of the first
                                     portfolio's average daily net $100 million, 0.25% of the next
   Retirement System Investors,      assets.                       $100 million, and 0.20% in
   Inc. is the sub-investment                                      excess of $200 million of the
   adviser.                                                        portfolio's average daily net
                                                                   assets.

Portfolio and Sub-Investment Adviser       Investment Adviser Fee           Sub-Investment Adviser Fee
-----------------------------------------------------------------------------------------------------------

   Managed Portfolio                 Annual rate of 0.80% of the first  Wellington Management
                                     $400 million, 0.75% of the next    Company's fee for the assets of the
   Wellington Management             $400 million and 0.70% in excess   Portfolio it manages is an annual
   Company, LLP and Sanford C.       of $800 million of the portfolio's rate of 0.40% up to $500 million,
   Bernstein & Co., LLC are the      average daily net assets.          0.35% of the next $500 million,
   sub-investment advisers.                                             0.30% of the next $1 billion, and
                                                                        0.25% in excess of $2 billion of
                                                                        the portfolio's average daily net
                                                                        assets. Sanford C. Bernstein & Co.,
                                                                        LLC's fee for the assets of the
                                                                        Portfolio it manages is an annual
                                                                        rate of 0.40% up to $10 million,
                                                                        0.30% from $10 million to $50
                                                                        million, 0.20% from $50 million to
                                                                        $100 million, and 0.10% in excess
                                                                        of $100 million of the portfolio's
                                                                        average daily net assets.
-----------------------------------------------------------------------------------------------------------

   Multi-Cap Growth Portfolio        Annual rate of 1.00% of the        Annual rate of 0.40% of the
                                     average daily net assets.          average daily net assets.
   Fred Alger Management Inc. is
   the sub-investment adviser.
-----------------------------------------------------------------------------------------------------------

   Small Company Growth              Annual rate of 1.00% of the        Annual rate of 0.65% of the first
   Portfolio                         portfolio's average daily net      $50 million, 0.55% of the next
                                     assets.                            $50 million and 0.45% in excess
   William D. Witter, Inc. is the                                       of $100 million of the portfolio's
   sub-investment adviser.                                              average daily net assets.
-----------------------------------------------------------------------------------------------------------

   Small Company Value Portfolio     Annual rate of 0.80% of the first  Annual rate of 0.40% of the first
                                     $400 million, 0.75% of the next    $1 billion and 0.30% in excess of
   Gabelli Asset Management          $400 million and 0.70% in excess   $1 billion of the portfolio's
   Company is the sub-               of $800 million of the portfolio's average daily net assets.
   investment adviser.               average daily net assets.
-----------------------------------------------------------------------------------------------------------

   Total Return Portfolio            Annual rate of 0.55% of the        Annual rate of 0.25% of the
                                     portfolio's average daily net      portfolio's average daily net
   Pacific Investment                assets.                            assets.
   Management Company, LLP is
   the sub-investment adviser.

INVESCO Variable Investment Funds, Inc.

   INVESCO Funds Group, Inc. is the investment adviser for each of the portfolios. Together with affiliated companies, the investment adviser directs all aspects of the management of the portfolios. The investment adviser fee for each portfolio is shown in the table below.

              Portfolio                            Investment Adviser Fee
--------------------------------------------------------------------------------------

INVESCO VIF -- Financial Services Fund Annual rate of 0.75% of the portfolio's average daily net assets.
--------------------------------------------------------------------------------------

INVESCO VIF -- Health Sciences Fund    Annual rate of 0.75% of the portfolio's average
                                       daily net assets.
--------------------------------------------------------------------------------------

INVESCO VIF -- Telecommunications Fund Annual rate of 0.75% of the portfolio's average daily net assets.

Janus Aspen Series

   Janus Aspen Series has several portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios. The daily investment adviser fee for each portfolio is shown in the table below.

          Portfolio                          Investment Adviser Fee
----------------------------------------------------------------------------------

Capital Appreciation Portfolio Annual rate of 0.65% of the portfolio's average daily net assets.
----------------------------------------------------------------------------------

Flexible Income Portfolio      Annual rate of 0.65% of the first $300 million; and
                               0.55% in excess of $300 million of the portfolio's
                               average daily net assets.
----------------------------------------------------------------------------------

International Growth Portfolio Annual rate of 0.65% of the portfolio's average daily net assets.

Lord Abbett Series Fund

   Lord Abbett Series Fund has several portfolios. The shares of the portfolios listed in the table below can be purchased by the subaccounts available to you. Lord, Abbett & Co. is the investment adviser to each of the portfolios and manages the investments of each of the portfolios. The investment adviser fee is shown in the table below.

         Portfolio                      Investment Adviser Fee
---------------------------------------------------------------------------

Bond-Debenture Portfolio    Annual rate of 0.50% of the portfolio's average
                            daily net assets.
---------------------------------------------------------------------------

Growth and Income Portfolio Annual rate of 0.50% of the portfolio's average daily net assets.
---------------------------------------------------------------------------

Mid-Cap Value Portfolio     Annual rate of 0.75% of the portfolio's average
                            daily net assets.

MFS(R) Variable Insurance Trust/SM /

   MFS Variable Insurance Trust contains a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available through our product. Massachusetts Financial Services Company is the investment adviser to each of the portfolios and manages the investments of each of the portfolios. The investment adviser fee is shown in the table below.

           Portfolio                     Investment Adviser Fee
   -------------------------------------------------------------------------

   MFS Mid Cap Growth Series Annual rate of 0.75% of the portfolio's average daily net assets.
   -------------------------------------------------------------------------

   MFS New Discovery Series  Annual rate of 0.90% of the portfolio's average daily net assets.
   -------------------------------------------------------------------------

   MFS Total Return Series   Annual rate of 0.75% of the portfolio's average
                             daily net assets.
   -------------------------------------------------------------------------

   MFS Utilities Series      Annual rate of 0.75% of the portfolio's average
                             daily net assets.

MONY Series Fund, Inc.

   MONY Series Fund, Inc. has a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Each of the portfolios has different investment objectives and policies. The Company is a registered investment adviser under the Investment Advisers Act of 1940. The Company, as investment adviser, currently pays the compensation of the Fund's directors, officers, and employees who are affiliated in some way with the Company. MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as an investment adviser, the Company has entered into a Services Agreement with MONY to provide personnel, equipment, facilities and other services. As the investment adviser to MONY Series Fund, Inc., the Company receives a daily investment adviser fee for each portfolio (see chart below). Fees are deducted daily and paid to the Company monthly.

   The following table describes the portfolios available and the investment advisory fees:

           Portfolio                          Investment Adviser Fee
-----------------------------------------------------------------------------------

Government Securities Portfolio Annual rate of 0.50% of the first $400 million,
                                0.35% of the next $400 million, and 0.30% in
                                excess of $800 million of the portfolio's aggregate
                                average daily net assets.
-----------------------------------------------------------------------------------

Long Term Bond Portfolio        Annual rate of 0.50% of the first $400 million,
                                0.35% of the next $400 million, and 0.30% in
                                excess of $800 million of the portfolio's aggregate
                                average daily net assets.
-----------------------------------------------------------------------------------

Money Market Portfolio          Annual rate of 0.40% of the first $400 million,
                                0.35% of the next $400 million, and 0.30% of assets
                                in excess of $800 million of the portfolio's
                                aggregate average daily net assets.

PBHG Insurance Series Fund

   PBHG Insurance Series Fund has a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Pilgrim Baxter & Associates, Ltd. is the investment adviser for each of the portfolios. The investment adviser fees for each portfolio are shown in the table below.

        Portfolio          Investment Adviser Fee
---------------------------------------------------

PBHG Mid-Cap Value        Annual rate of 0.85% of
Portfolio                 the portfolio's average
                          daily net assets.
---------------------------------------------------

PBHG Select Value         Annual rate of 0.65% of
Portfolio                 the portfolio's average
                          daily net assets.

PIMCO Variable Insurance Trust

   PIMCO Variable Insurance Trust has a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Pacific Investment Management Company LLC is the investment adviser for the portfolios and is responsible for managing the investment activities of the portfolios and the portfolios' business affairs and other administrative matters. The investment adviser fee for each portfolio is shown in the table below.

        Portfolio                      Investment Adviser Fee
---------------------------------------------------------------------------

Global Bond Portfolio     Annual rate of 0.25% of the portfolio's average
                          daily net assets.
---------------------------------------------------------------------------

Real Return Portfolio     Annual rate of 0.25% of the portfolio's average
                          daily net assets.
---------------------------------------------------------------------------

StocksPLUS Growth and     Annual rate of 0.40% of the portfolio's average
Income Portfolio          daily net assets.

The Universal Institutional Funds, Inc.

   Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen", is the investment adviser to each of the portfolios and manages the investments of each of the portfolios. The investment adviser fee is shown in the table below.

        Portfolio                      Investment Adviser Fee
---------------------------------------------------------------------------

Emerging Markets Equity   Annual rate of 1.25% of the first $500 million;
Portfolio                 1.20% from $500 million to $1 billion; and 1.15%
                          in excess of $1 billion of the portfolio's
                          average daily net assets.
---------------------------------------------------------------------------

Global Value Equity       Annual rate of 0.80% of the first $500 million;
Portfolio                 0.75% from $500 million to $1 billion; and 0.70%
                          in excess of $1 billion of the portfolio's
                          average daily net assets.
---------------------------------------------------------------------------

U. S. Real Estate         Annual rate of 0.80% of the first $500 million;
Portfolio                 0.75% from $500 million to $1 billion; and 0.70%
                          in excess of $1 billion of the portfolio's average daily net assets.

Purchase of Portfolio Shares by MONY Variable Account L

   The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.

   Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies, variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

   The investment objectives of each of the portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.

        The Funds' Prospectuses Accompany This Prospectus And Should Be
                        Read Carefully Before Investing

                     DETAILED INFORMATION ABOUT THE POLICY

   The Fund Value in MONY Variable Account L and the Guaranteed Interest Account provide many of the benefits of your policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.

Application for a Policy

   The policy design meets the needs of individuals by providing life insurance coverage on two Insureds. A death benefit is payable when the last surviving insured dies while the policy is in effect. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corporation ("MSC"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law and by MSC. A policy can be issued on the lives of two insureds, each of whom is no older than age 85 with evidence of insurability that satisfies the Company. Each insured's age is calculated as of his or her last birthday prior to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

   The minimum Specified Amount you may apply for is $100,000. Subsequent to issue, the minimum Specified Amount is also $100,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

   Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or
(2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.

  Temporary Insurance Coverage

   If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend on your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. See "Premiums -- Premium Flexibility".

   Coverage under the Temporary Insurance Agreement ends on the earliest of:

  .  the Policy Release Date, if the policy is issued as applied for;

  . the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

  . no later than 90 days from the date the Temporary Insurance Agreement is signed;

  . the 45th day after the form is signed if the insureds have not finished the last required medical exam;

  . 5 days after the Company sends notice to you that it declines to issue any policy; and

  .  the date you tell the Company that the policy will be refused.

   If the date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused; both insureds die during the period of temporary coverage, the death benefit will be:

      (1) The insurance coverage applied for (including any optional riders) up to $500,000,

      less

      (2) The deductions from premium and the monthly deduction due prior to the date of death of the last surviving insured.

   Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premium (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 4.5 % per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of:

      (1) The date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date; or

      (2) The date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused;

      (3) The date the Company sends notice to you declining to issue any policy on the insureds.

  Initial Premium Payment

   Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payment is specified in your policy and must be paid in full when your policy is delivered. Your policy is effective the later of (1) acceptance and payment of the scheduled premium payment, or (2) the policy date requested in the application. Any premium balance remitted by you earns interest until the Right to Return Policy Period has ended. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. Premiums held in the Company's general account earn an interest rate set by the Company, but will not be less than 4.5% per year. When the Right to Return Policy Period ends, the premium, plus any interest credited by the Company, is allocated to the subaccounts of MONY Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to Examine a Policy -- Right to Return Policy Period".)

  Policy Date

   The Company may approve the backdating of a policy. The policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insureds' issue ages and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.

  Risk Classification

   Each insured is assigned to an underwriting (risk) class. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.

Right to Examine a Policy -- Right to Return Policy Period

   The Right to Return Policy Period runs for the later of (a) 10 days (or longer in certain states) after you receive the policy; (b) 45 days after the application is signed; or (c) 10 days after we mail or deliver a notice of withdrawal right. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid.

Premiums

   The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.

  Premium Flexibility

   The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon:

      (1) The policy's Specified Amount,

      (2) Any riders added to the policy, and

      (3) Each insured's

          (a) Age,

          (b) Smoking status,

          (c) Gender (unless unisex cost of insurance rates apply, see "Monthly Deductions from Fund Value -- Cost of Insurance"), and

          (d) Underwriting class.

   The Minimum Monthly Premium will be shown in the policy. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

   The policy is guaranteed not to lapse during the first three policy years if on each monthly anniversary the conditions previously described in "Summary of the Policy" are met. See also "Grace Period and Lapse".

  Scheduled Premium Payments

   When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments.

   You must specify the subaccounts and/or Guaranteed Interest Account and the percentage of scheduled premium payments to be allocated to those subaccounts and/or Guaranteed Interest Account. If we do not receive a valid set of allocation instructions from you, scheduled premiums will be allocated to the Money Market Subaccount.

   You may elect to make monthly premium payments by electronic funds transfer program. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid in cash before premiums may be paid by electronic funds transfer to the Company. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.

   Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace Period and Lapse" in the Summary.)

  Tax-Free 'Section 1035' Exchanges

   The Owner can generally exchange one life insurance for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on the old policy. There will be a new surrender charge period for this policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this policy (that person will generally earn a commission if the Owner buys this policy through an exchange or otherwise).

  Choice of Definition of Life Insurance

   Your policy offers two death benefit qualification tests, which we use to calculate the minimum death benefit. You choose one of these tests on your application. Once you choose a test, you cannot change it.

   In general, you should choose the Cash Value Accumulation Test if you do not want to limit the amount of premiums you can pay into your policy. If you want to pay a premium that increases the net amount at risk, however, you need to provide us with satisfactory evidence of insurability before we can increase the death benefit.

   The minimum death benefit will generally be smaller under the Guideline Premium/Cash Value Corridor Test than under the Cash Value Accumulation Test resulting in a greater long-term Fund Value. The Guideline Premium/Cash Value Corridor Test can result in lower cost of insurance deductions in later years because the net amount at risk is lower.

  Cash Value Accumulation Test

   If you choose the Cash Value Accumulation Test, your policy's minimum death benefit is the minimum death benefit for your policy to qualify as life insurance under Section 7702 of the Internal Revenue Code.

   This test determines what the death benefit should be in relation to your policy's Fund Value. In general, as your policy's Fund Value increases, the death benefit must also increase to ensure that your policy qualifies as life insurance under the tax code.

   Under the test, a policy's death benefit must be large enough to ensure that its cash surrender value is never larger than the net single premium that's needed to fund future benefits under the policy. The net single premium under your policy varies according to the age, sex and risk class of the person insured by your policy. It's calculated using the guaranteed mortality charges and an interest rate that is the greater of 4% or the rate guaranteed in your policy at the time of issue. If the Cash Value Accumulation Test is selected, a table of death benefit percentages representing the net single premium will be in your policy.

  Guideline Premium/Cash Value Corridor Test

   If you choose the Guideline Premium/Cash Value Corridor Test, we calculate the minimum death benefit for your policy to qualify as life insurance (under
Section 7702 of the Internal Revenue Code) by multiplying your policy's Fund Value by a death benefit percentage.

   You'll find a table of death benefit percentages in Appendix A and in your policy. The death benefit percentage is based on the age of the person insured by the policy. It is 250% when the insured is age 40 or younger, and reduces as the person gets older.

   Under this test, the total premiums you pay less withdrawals (including fees) cannot exceed your policy's guideline premium limit. You'll find a more detailed discussion of the guideline premium limit in "Federal Income Tax Considerations -- Definition of Life Insurance".

  Modified Endowment Contracts

   The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal Income Tax Considerations -- Modified Endowment Contracts".

  Unscheduled Premium Payments

   Generally, you may make premium payments at any time and in any amount. However, if the premium payment you wish to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death Benefits Under the Policy" and "Federal Income Tax Considerations -- Definition of Life Insurance". However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

   Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be treated as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy

   If you skip or stop paying premiums, the policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace Period and Lapse".

   Your policy is guaranteed to remain in effect as long as:

      (a) The Cash Value is greater than zero, or

      (b) During the first three policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first three policy years the increased Minimum Monthly Premium requirements are satisfied for the remainder of the first three policy years.

   Generally, your policy remains in effect so long as your policy has Cash Value. Charges that maintain your policy are deducted monthly from Fund Value. The Cash Value of your policy is affected by,

      (1) the investment experience of any amounts in the subaccounts of MONY Variable Account L,

      (2) the interest earned in the Guaranteed Interest Account, and

      (3) the deduction from Fund Value of the various charges, costs, and expenses imposed by the policy provisions.

   This in turn affects the length of time your policy remains in force without the payment of additional premiums. Therefore, coverage will last as long as the Cash Value of your policy is sufficient to pay these charges. See "Grace Period and Lapse".

Allocation of Net Premiums

   Net premiums may be allocated to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages and no allocation may be for less than 5% of a net premium. Allocation percentages must sum to 100%.

   You may change the allocation of net premiums at any time by submitting a proper written request to the Company's home office at 1740 Broadway, New York, New York, 10019. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form or a policy application with the telephone authorization completed has been received by us at our Syracuse Operations Center at 1 MONY Plaza, Syracuse, New York, 13221. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form or a policy application with the telephone authorization completed. See "Telephone Transfer Privileges". Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective within seven days from receipt of notification.

   Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 5% limit on allocation percentages does not apply.

Death Benefits under the Policy

   When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $100,000.

   As long as the policy is in effect, the Company will, upon proof of death of the surviving insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of:

      (1) The policy's death benefit, plus

      (2) Any insurance proceeds provided by rider, less

      (3) Any Outstanding Debt (and, if in the Grace Period, less any overdue charges).

   If the death benefit proceeds are not paid by the end of 30 days from the date we receive proof of death of the last surviving insured, the Company will pay interest on the proceeds. The interest will be at the rate specified by the state in which the policy is delivered. Interest is payable from the date of death to the date of payment.

Death Benefit Options

   You may select one of two death benefit Options: Option 1 or Option 2. Generally, you designate the death benefit option in your application. If no option is designated, the Company assumes Option 2 has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

   Option 1 -- The death benefit equals the greater of:

      (a) The Specified Amount in force on the date of the death of the surviving insured, or

      (b) Fund Value multiplied by a death benefit percentage.

   The death benefit percentages vary according to the age of the younger insured and will be at least equal to the percentage defined in the Internal Revenue Code. The Internal Revenue Code addresses the definition of a life insurance policy for tax purposes. See "Federal Income Tax Considerations -- Definition of Life Insurance". The death benefit percentage under the Cash Value Accumulation Test is shown in the policy. The death benefit percentage under the Guideline Premium/Cash Value Corridor Test is 250% for insureds 40 or under, and it declines for older insureds. A table showing these death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1. Once you choose a life insurance test for tax purposes, you cannot change it.

   Option 2 -- The death benefit equals the greater of:

      (a) The Specified Amount of the policy in force on the date of the death of the surviving insured, plus the Fund Value, or

      (b) The Fund Value multiplied by a death benefit percentage.

   The Fund Value used in these calculations is determined as of the date of the insured's death. The death benefit percentage is the same as that used for Option 1 and is stated in Appendix A. The death benefit in Option 2 will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.

   The Fund Value used in these calculations is the value as of the date of the surviving insured's death.

  Examples of Options 1 and 2

   The following examples demonstrate the determination of death benefits under Options 1 and 2. The examples show three policies with the same Specified Amount, but Fund Values that vary as shown. It is assumed that both insureds are age 35, standard class, non-smoker at issue. It is also assumed that the last surviving insured (also the youngest insured) is age 70 when he or she dies and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                         Cash Value Accumulation Test

                                                     Policy 1  Policy 2  Policy 3
                                                     --------  --------  --------
Specified Amount.................................... $100,000  $100,000  $100,000
Fund Value on Date of Last Surviving Insured's Death $ 35,000  $ 60,000  $ 90,000
Death Benefit Percentage............................    183.6%    183.6%    183.6%
Death Benefit under Option 1........................ $100,000  $110,160  $165,240
Death Benefit under Option 2........................ $135,000  $160,000  $190,000

Option 1, Policy 1:  The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 X 183.6% = $64,260).

Option 1, Policy 2 & 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($60,000 X 183.6% = $110,160 for Policy 2; $90,000 X 183.6% = $165,240 for
                        Policy 3) is greater than the Specified Amount
                        ($100,000).

Option 2, Policy 1:     The death benefit equals $135,000 since the Specified
                        Amount plus the Fund Value ($100,000 + $35,000 =
                        $135,000) is greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 183.6% =
                        $64,260).

Option 2, Policy 2:     The death benefit equals the Specified Amount plus the
                        Fund Value ($100,000 + $60,000 = $160,000) since it is
                        greater than the Fund Value multiplied by the death benefit percentage ($60,000 X 183.6% = $110,160).

Option 2, Policy 3:     The death benefit equals the Specified Amount plus the
                        Fund Value ($100,000 + $90,000 = $190,000) since it is
                        greater than the Fund Value multiplied by the death benefit percentage ($90,000 X 183.6% = $165,240).

                  Guideline Premium/Cash Value Corridor Test

                                                     Policy 1  Policy 2  Policy 3
                                                     --------  --------  --------
Specified Amount.................................... $100,000  $100,000  $100,000
Fund Value on Date of Last Surviving Insured's Death $ 35,000  $ 60,000  $ 90,000
Death Benefit Percentage............................      115%      115%      115%
Death Benefit under Option 1........................ $100,000  $100,000  $103,500
Death Benefit under Option 2........................ $135,000  $160,000  $190,000

Option 1, Policy 1 & 2: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 X 115% = $40,250 for Policy 1; $60,000 X 115% = $69,000 for Policy 2).

Option 1, Policy 3:     The death benefit is equal to the Fund Value multiplied
                        by the death benefit percentage since ($90,000 X 115% =
                        $103,500 for Policy 3) is greater than the Specified
                        Amount ($100,000).

Option 2, Policy 1:     The death benefit equals $135,000 since the Specified
                        Amount plus the Fund Value ($100,000 + $35,000 =
                        $135,000) is greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 115% = $40,250).

Option 2, Policy 2:     The death benefit equals the Specified Amount plus the
                        Fund Value ($100,000 + $60,000 = $160,000) since it is
                        greater than the Fund Value multiplied by the death benefit percentage ($60,000 X 115% = $69,000).

Option 2, Policy 3:     The death benefit equals the Specified Amount plus the
                        Fund Value ($100,000 + $90,000 = $190,000) since it is
                        greater than the Fund Value multiplied by the death benefit percentage ($90,000 X 115% = $103,500).

   The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.

  Changes in Death Benefit Option

   You may request that the death benefit option under your policy be changed from Option 1 to Option 2, or Option 2 to Option 1. You may make a change by sending a written request to the Company's administrative office. A change from Option 2 to Option 1 is made without providing evidence of insurability. A change from Option 1 to Option 2 will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

   If you change from Option 1 to Option 2 your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 2 at the amount that would have been payable under Option 1 immediately prior to the change. The total death benefit will not change immediately. The change to Option 2 will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new Specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

   If you change from Option 2 to Option 1, the Specified Amount of the policy will be increased by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 1 at the amount that would have been payable under Option 2 immediately prior to the change. The total death benefit will not change immediately. The change to Option 1 will affect the determination of the death benefit from that point on. The death benefit will equal the Specified Amount (or if higher, the Fund Value multiplied by the death benefit percentage). The change to Option 1 will generally reduce the death benefit payable in the future.

   A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Monthly Deductions from Fund Value -- Cost of Insurance". If the policy's death benefit is not based on the death benefit percentage under Option 1 or 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option 1 to Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age.

Changes in Specified Amount

   You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be made at any time after the policy is issued. Increases in Specified Amount are not permitted on or after the older insured's age 85. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of change. Changing the Specified Amount could affect the subsequent level of policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.

   To increase or decrease the Specified Amount, send a written application to the Company's administrative office. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request.

  Increases

   An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company. A request for an increase cannot be made after the policy anniversary on which the older insured attains age 85. Depending on your circumstances, it may be to your advantage to purchase the four year term insurance rider rather than increasing the Specified Amount under your policy.

   When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and Deductions". In addition, the surrender charge associated with your policy will increase. The surrender charge for the increase is computed in a similar way as for the original Specified Amount. The Minimum Monthly Premium will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed.

   If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) second to each coverage segment in order of the increases.

  Decreases

   Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied:

      (1) To reduce the coverage segments of Specified Amount associated with the most recent increases, then

      (2) To the next most recent increases successively, and last

      (3) To the original Specified Amount.

   A decrease will not be permitted if the Specified Amount would fall below $100,000.

   The Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

   The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

      (1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy, or

      (2) To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your policy.

   If a requested change is not approved, we will send you a written notice of our decision. See "Federal Income Tax Considerations -- Definition of Life Insurance".

Other Optional Insurance Benefits

   Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. Optional insurance benefits are added when you apply for your policy. These other optional benefits are added to your policy by an addendum called a rider. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your policy. See "Charges and Deductions". You can cancel these benefits at any time. Certain restrictions may apply and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. See "Federal Income Tax Considerations -- Modified Endowment Contracts". An insurance agent authorized to sell the policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

   From time to time we may make available riders other than those listed below. Contact an insurance agent authorized to sell the policy for a complete list of the riders available.

  Four Year Term Insurance Rider

   This benefit provides non-renewable, non-convertible term insurance. The insurance is payable if the second death occurs within the first four policy years. If the policy owner makes any changes to the Specified Amount, the amount of this rider will be adjusted.

  Waiver of Monthly Deduction Rider

   This rider provides for the waiver of certain charges while the insured has a covered disability and the policy is in effect. While the insured is disabled, no deductions are made for (1) monthly administrative charges, (2) per $1,000 Specified Amount charges, (3) cost of insurance charges, and rider charges. During this period the charges are waived and therefore not deducted from the Fund Value. The Minimum Monthly Premium requirement does not change during the covered disability. It remains fixed at the level at the beginning of the disability.

Option to Split Policy

   This benefit provides that the policy may be split into two other individual life insurance policies following:

  .  Certain major changes in Federal estate tax laws;

  .  Divorce (if the insureds are married when the policy is issued);

  . Business dissolution (if the insured are employees of one organization at the time the policy is issued).

   Evidence of insurability at the time the option is exercised will not be required within 6 months of a tax law change, but may be required in certain other instances. Certain conditions, as described in the policy, must be met before this option can be exercised. This benefit is guaranteed by the Guaranteed Death Benefit Rider. A $200 service charge will be deducted from the Policy's Fund Value before the split.

Benefits at Maturity

   If one or both of the insureds is living on the maturity date, the Company will pay to the policy owner, as an endowment benefit, the Cash Value of the policy. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments". Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

Policy Values

  Fund Value

   The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY Variable Account L and any Guaranteed Interest Account before any surrender charge. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.

   On each Business Day, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value". No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.

  Cash Value

   The Cash Value of the policy equals the Fund Value less any surrender charge less any Outstanding Debt. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge and any Outstanding Debt. Once the surrender charge expires, the Cash Value equals the Fund Value less any Outstanding Debt.

Determination of Fund Value

   Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

  .  Payment of premiums.

  .  Amount held in the Loan Account to secure any Outstanding Debt.

  .  Partial surrenders.

  .  The charges assessed in connection with the policy.

  .  Investment experience of the subaccounts.

  .  Amounts credited to the Guaranteed Interest Account.

   There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and cash values to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

   The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

  .  The investment income.

  .  Realized and unrealized capital gains and losses.

  .  Expenses of a portfolio including investment adviser fees.

  .  Any dividends or distributions declared by a portfolio.

   Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. However, the Company, on behalf of MONY Variable Account L, may elect otherwise. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

   Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating Unit Values for Each Subaccount".) On any day, the amount in a subaccount of MONY Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

   Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

  .  Make partial surrenders.

  .  Make full surrenders.

  . Transfer amounts from a subaccount (including transfers to the loan account).

  .  Pay the death benefit when the last surviving insured dies.

  .  Pay monthly deductions from the policy's Fund Value.

  .  Pay policy transaction charges.

  .  Pay surrender charges.

   The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

   Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's administrative office. If the premium or request reaches the administrative office on a day that is not a Business Day, or after the close of business on a Business Day (after 4:00 Eastern Time), the transaction date will be the next Business Day. All policy transactions are performed as of a Business Day. If a transaction date or monthly anniversary day occurs on a day other than a Business Day (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.

Calculating Unit Values for Each Subaccount

   To determine the unit value of a subaccount on any Business Day, the Company takes the prior Business Day's Unit Value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment factor for each subaccount equals:

      (1) the net asset value per share of each Fund held in the subaccount at the end of the current Business Day divided by

      (2) the net asset value per share of each Fund held in the subaccount at the end of the prior Business Day, minus

      (3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

The unit value of each subaccount on its first Business Day was set at $10.00.

Determining Fund Value

                                  [FLOW CHART]

Transfer of Fund Value

   You may transfer Fund Value among the subaccounts after the Right to Return Policy Period by sending a proper written request to the Company's administrative office. Transfers may be made by telephone if you have proper authorization. See "Telephone Transfer Privileges". Currently, there are no limitations on the number of transfers between subaccounts. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer. You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace Period and Lapse". No charges are currently imposed upon these transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers over 12 during any policy year, and to discontinue telephone transfers.

   After the Right to Return Policy Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account".

   Transfers by Third Parties. As a general rule and as a convenience to Owners, the Company allows an Owner to give a third party the right to effect transfers on the Owner's behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. The Company believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the policies, and the management of the Funds share this position. Therefore, the Company may limit or disallow transfers made by a third party.

Right to Exchange Policy

   During the first 24 months following the policy date, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a last survivor flexible premium universal life policy. See "The Guaranteed Interest Account". No charge is imposed on the transfer when you exercise the exchange privilege.

Option to Obtain Paid-Up Insurance

   You may change to guaranteed paid-up insurance on a policy anniversary. At that time, the Specified Amount will be reduced to an amount that the Cash Value will maintain in effect until the maturity date when applied as a net single premium. However, the maximum amount of Cash Value applied will not be greater than necessary to provide an amount at risk equal to the amount at risk immediately before this option becomes effective. Any Cash Value in excess of the amount applied will be refunded to you.

   The net single premium rates will be based on: (a) the 1980 CSO mortality tables Frasierized at the Insureds' gender and attained ages and classes of risk on the later of the policy date and the most recent increase in coverage under the policy; and (b) 4.5% interest. On and after the effective date, the Cash Value of the paid-up coverage will equal the present value of future guaranteed benefits based on the net single premium rates described above without regard to any loans.

   In order to obtain paid-up insurance, the Company must receive a written request 30 days prior to the policy anniversary date on which it becomes effective. The endorsement issued to reflect the change to paid-up insurance will show the reduced Specified Amount and the guaranteed Cash Value on the effective date and each policy anniversary thereafter.

   Once the paid-up insurance option is effective the following conditions apply:

      (1) It may not be revoked.

      (2) The Company will not accept any further premium.

      (3) No further optional policy changes may be made.

      (4) The policy may not be split.

      (5) Any surrender charge, loan balance and loan interest which existed immediately before the effective date will be set to zero.

      (6) Any partial surrender will result in a recalculation of the Specified Amount and Cash Value.

      (7) Any additional benefits provided by rider will terminate.

      (8) The death benefit will equal the reduced Specified Amount.

Policy Loans

   You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a proper written request to the Company's administrative office. You may take a loan any time your policy has a positive Cash Value. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy on the date of the loan. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

   Loan interest is payable in arrears on each policy anniversary at an annual rate which varies by the number of years since your policy was issued. For the first ten policy years, the loan rate is 5.25%. After the tenth policy anniversary, the loan rate is 4.75%. Interest on the full amount of any Outstanding Debt is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

   You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

   When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. The request for a loan will not be accepted if (1) you do not specify the source of the transfer, or (2) if the transfer instructions are incorrect. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the loan account. The transfer is made from the subaccounts and the Guaranteed Interest Account on a proportional basis.

   The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the Subaccounts and/or the Guaranteed Interest Account in a manner determined by us.

   The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 4.5%

   Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments. In addition, Fund Value in the Loan Account in excess of the outstanding loan is treated differently. The treatment depends on (1) whether when the loan was made, Fund Values were transferred from the subaccounts or the Guaranteed Interest Account, and (2) whether or not loan interest due is paid when due or the amount of the interest is added to the loan ("capitalized"). If the loan is from the subaccounts and loan interest is capitalized, this excess offsets the amount that must be transferred from the subaccounts to the Loan Account on the policy anniversary. If the loan is from the Guaranteed Interest Account and loan interest is capitalized, this excess is allocated back to the Guaranteed Interest Account. The allocation back is on a monthly basis proportionately to all interest crediting generations from which the loan was taken.

   Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the last surviving insured, or the value paid upon surrender or maturity.

   Outstanding Debt may affect the length of time the policy remains in effect. After the third policy anniversary, your policy will lapse when:

      (1) Cash Value is insufficient to cover the monthly deduction against the policy's Fund Value on any monthly anniversary day, and

      (2) The minimum payment required is not made during the grace period.

   Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy in effect. See "Grace Period and Lapse".

   A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal Income Tax Considerations".

Full Surrender

   You may fully surrender your policy at any time during the lifetime of either or both insureds. The amount received for a full surrender is the policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt.

   You may surrender your policy by sending a written request together with the policy to the Company's administrative office. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. You may elect to (1) have the proceeds paid in cash, or (2) apply the proceeds under a payment plan offered under your policy. See "Payment Plan Settlement Provisions". For information on the tax effects of surrender of a policy, see "Federal Income Tax Considerations".

Partial Surrender

   With a partial surrender, you obtain a part of the Cash Value of your policy without having to surrender the policy in full. You may request a partial surrender at any time. The partial surrender will take effect on (1) the business day that we receive your request at our administrative office, or (2) on the next business day if that day is not a business day. There is currently no limit on the number of partial surrenders allowed in a policy year.

   A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Cash Value must be at least $500 after the partial surrender. If you have taken a loan on your policy, the amount of the partial surrender is limited so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value after the partial surrender.

   You may make a partial surrender by submitting a proper written request to the Company's administrative office. As of the effective date of any partial surrender, your Fund Value and Cash Value are reduced by the amount surrendered (plus the applicable fee). You allocate an amount or percent of your Fund Value in the subaccounts and the Guaranteed Interest Account for your partial surrender. Allocations by percentage must be in whole percentages and the minimum percentage is 10% against any subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the last surviving insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

   When you make a partial surrender and you selected death benefit Option 1, the Specified Amount of your policy is decreased by the amount of the partial surrender (excluding its fee). If you selected death benefit Option 2, a partial surrender will not change the Specified Amount of your policy. However, if the death benefit is not equal to the Fund Value times a death benefit percentage, the death benefit will be reduced by the amount of the partial surrender. Under either death benefit Option, if the death benefit is based on the Fund Value times the applicable death benefit percentage, the death benefit may decrease by an amount greater than the partial surrender. See "Death Benefits under the Policy".

   There is a fee for each partial surrender of $10.

   For information on the tax treatment of partial surrenders, see "Federal Income Tax Considerations".

Grace Period and Lapse

   Your policy will remain in effect as long as:

      (1) It has a Cash Value greater than zero, and

      (2) You make any required additional premium payments during the 61-day Grace Period.

  Special Rule for First Three Policy Years

   During the first three policy years, your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:

  .  Your policy's Cash Value is greater than zero, or

  . The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect.

   If the insufficiency occurs at any other time, your policy may be at risk of lapse.

   To avoid lapse if the Cash value is insufficient to pay the current Monthly Deduction, you must pay the necessary amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid, loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

   We will reject any payment if it means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.

   If the Cash Value of your policy will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first three policy years, if the Cash Value of the policy is less than zero, you must pay:

      (1) Any balance needed on the monthly anniversary day to cover the Minimum Monthly Premium for the following month, plus

      (2) An amount equal to one Minimum Monthly Premium.

   After the third policy anniversary, the payment required is:

      (1) Any balance needed for the monthly deduction, plus

      (2) An amount equal to two monthly deductions

   (See "Charges and Deductions -- Deductions from Premiums"). The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the last surviving insured dies during the grace period, the death benefit proceeds will equal:

      (1) The amount of the death benefit immediately prior to the start of the grace period, reduced by

      (2) Any unpaid monthly deductions and any Outstanding Debt.

  Reinstatement

   We will reinstate a lapsed policy at any time:

      (1) Before the maturity date, and

      (2) Within five years after the monthly anniversary day which precedes the start of the grace period.

   To reinstate a lapsed policy we must also receive:

      (1) A written application from you

      (2) Evidence of insurability of both insureds that is satisfactory to us

      (3) Payment of all monthly deductions that were due and unpaid during the grace period

      (4) Payment of an amount at least sufficient to keep your policy in effect for one month after the reinstatement date

      (5) Payment or reinstatement of any debt due us on the policy

      (6) Payment of interest on debt reinstated from the beginning of the grace period to the end of the grace period at the rate that applies to policy loans on the date of reinstatement

   When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

      (1) The surrender charge will be equal to the surrender charge that would have existed had your policy been in effect since the original policy date.

      (2) The Fund Value will be reduced by the decrease, if any, in the surrender charge during the period that the policy was not in effect.

      (3) Any Outstanding Debt on the date of lapse will be reinstated.

      (4) Any net premium paid for reinstatement will also be reinstated.

      (5) No interest on amounts held in our loan account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.

                            CHARGES AND DEDUCTIONS

   The following chart summarizes the current charges and deductions under the policy:

----------------------------------------------------------------------------------------------------------

                                        Deductions from Premiums
----------------------------------------------------------------------------------------------------------
Sales Charge -- Varies based on policy year. It is a First 10 policy years -- 6% of premiums paid up to
% of premium paid                                    target premium plus 2% of each premium paid in
                                                     excess of target premium.
                                                     Years 11 and later -- 2% of all premiums.
---------------------------------------------------------------------------------------------------------
Tax Charge                                           State and local -- 0.8%
                                                     Federal -- 1.25%
---------------------------------------------------------------------------------------------------------

                              Daily Deduction from MONY Variable Account L
----------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge -- Maximum
Annual Rate                                          .35% of subaccount value (0.000959% daily)
---------------------------------------------------------------------------------------------------------

                                   Monthly Deductions from Fund Value
----------------------------------------------------------------------------------------------------------
Cost of Insurance Charge                             Current cost of insurance rate x net amount at risk
                                                     at the beginning of the policy month
---------------------------------------------------------------------------------------------------------
Administrative Charge -- Monthly                     $7.50
---------------------------------------------------------------------------------------------------------
Monthly per $1,000 Specified Amount Charge           See Appendix B. This charge applies for the first 10
Based on issue age of the younger insured,           policy years (or for 10 years from the date of any
Specified Amount and smoking status                  increase in Specified Amount)
---------------------------------------------------------------------------------------------------------
Optional Insurance Benefits Charge
Monthly Deduction for any other optional insurance   As applicable.
benefits added by rider
---------------------------------------------------------------------------------------------------------
Transactions and Other Charges
- Partial Surrender Fee                              $10
- Transfer of Fund Value (at Company's Option)       $25 maximum per transfer over 12/(1)/
---------------------------------------------------------------------------------------------------------
Surrender Charge                                     See discussion of Surrender Charge for grading
Grades from 100% to 0 over 11 years based on a       schedule.
schedule. Factors per $1,000 of Specified Amount
vary based on issue age, gender, and underwriting
class
---------------------------------------------------------------------------------------------------------

/(1)/Currently no charge on any transfers.

   The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY Variable Account L and from the policy's Fund Value.

Deductions from Premiums

   Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.

Sales Charge -- This charge varies based on a target premium. The target premium is actuarially determined based upon the Specified Amount of the policy and the age, gender, underwriting class and smoking status of each of the insureds. The target premium is established at issue, and will be adjusted if the Specified Amount is increased or decreased. The charge is a percent of each premium paid.

                First 10 policy years -- 6% of premiums paid up to target premium plus
                2% of premium paid in excess of target premium in that year.

                Years 11 and later -- 2% of all premiums.

   You should refer to your policy to determine the amount of the target premium.

   The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amounts indirectly derived from the charge for mortality and expense risks and mortality gains.

Tax Charge -- State and local premium tax -- currently 0.8%; Federal tax for deferred acquisition costs of the Company -- currently 1.25%

   All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. For policyholders resident in New York, the Company currently deducts an amount equal to 0.8% of each premium to pay applicable premium taxes. Currently, these taxes range from 0% to 4%. The 0.8% current deduction is the actual premium tax imposed by the State of New York. We do not expect to profit from this charge.

   The 1.25% current charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments.

   We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.

Daily Deduction From MONY Variable Account L

   A charge is deducted daily from each subaccount of MONY Variable Account L for the mortality and expense risks assumed by the Company.

Mortality and Expense Maximum of .000959% of the amount in the subaccount, which is
  Risk Charge --      equivalent to an annual rate of .35% of subaccount value.

   This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

   This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.

Monthly Deductions from Fund Value

   A charge called the Monthly Deduction is deducted from the Fund Value on each monthly anniversary day. The Monthly Deduction consists of the following items:

Cost of Insurance -- This charge compensates us for the anticipated cost of paying death benefits in excess of Fund Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month.
                     Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Fund Value at that time.

   The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table D applies.) These rates are based on the age and underwriting class of each insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. As of the date of this prospectus, we charge "current rates" that are lower (i.e., less expensive) than the guaranteed rates. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of each insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of each insured.

   If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).

Administrative Charge -- $7.50 per month

   This charge reimburses us for expenses associated with administration and maintenance of the policies. The charge is guaranteed never to exceed $7.50. We do not expect to profit from this charge.

Monthly per $1,000 Specified This charge applies for the first 10 years following the issuance of the
  Amount Charge --           policy or an increase in the Specified Amount. The charge is made per
                             $1,000 of Specified Amount based on issue age of the younger insured, smoking status and Specified Amount. The monthly per $1,000 factors are shown in Appendix B.


Optional Insurance Benefits A monthly deduction for any other optional insurance benefits added to
  Charge --                 the policy by rider.

Surrender Charge --         The Company will assess a surrender charge against Fund Value upon a surrender of the policy. The surrender charge is based on a factor per
                            $1,000 of initial Specified Amount (or upon an increase in Specified amount) and grades from 100% to zero over 11 years based on a schedule.
                            The factors per $1,000 vary by issue age, gender, and underwriting class.
                            The grading percentages (as shown below) vary based on number of full years since the Policy was issued (or since the increase in Specified
                            Amount). The maximum level of surrender charge is $53.31 per $1,000 of
                            Specified Amount.



                   Policy Year                    Percent
---------------------------------------------------------
                        1                           100%
---------------------------------------------------------
                        2                            90
---------------------------------------------------------
                        3                            80
---------------------------------------------------------
                        4                            70
---------------------------------------------------------
                        5                            60
---------------------------------------------------------
                        6                            50
---------------------------------------------------------
                        7                            40
---------------------------------------------------------
                        8                            30
---------------------------------------------------------
                        9                            20
---------------------------------------------------------
                       10                            10
---------------------------------------------------------
                  11 and later                        0

Surrender Charge

   The surrender charge is a contingent deferred load. It is a contingent load because it is assessed only if the policy is surrendered or if the policy lapses. It is a deferred load because it is not deducted from the premiums paid. The purpose of the surrender charge is to reimburse us for some of the expenses of distributing the policies.

Effect of Changes in      The surrender charge will increase when a new coverage segment of
  Specified Amount on the Specified Amount is created due to a requested increase in coverage. The
  Surrender Charge --     surrender charge related to the increase will be computed in the same manner as the surrender charge for the original Specified Amount. It will reduce over the 11-year period following the increase. The new surrender charge for the policy will equal:

                          (1) The remaining part of the surrender charge for the original Specified
                          Amount, plus

                          (2) The surrender charge related to the increase.

                          Decreases in Specified Amount have no effect on surrender charges.

Corporate Purchasers

   The policy is available for purchase by individuals, trusts, corporations and other organizations. Corporate or other group or sponsored arrangements purchasing one or more policies may receive a reduction in charges. The Company may reduce the amount of the sales charge, surrender charge, or other charges where the expenses associated with the policy or policies are reduced. Sales, underwriting or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement, from the amount of the initial premium payment or payments, or the amount of projected premium payments.

Transaction and Other Charges

  .  Partial Surrender Fee -- $10

  .  Transfer of Fund Value -- $25 (at option of the Company) currently $0

   The partial surrender fee is guaranteed not to exceed $10. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers over 12 during any policy year. This would include telephone transfers, if we permit them.

   We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY Variable Account L and its subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes".

   We will bear the direct operating expenses of MONY Variable Account L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.

Guarantee of Certain Charges

   We guarantee that certain charges will not increase. This includes:

      (1) Mortality and expense risk charge.

      (2) Administrative charge.

      (3) Per $1,000 Specified Amount charge.

      (4) Sales charge.

      (5) Guaranteed cost of insurance rates.

      (6) Surrender charge.

      (7) Partial surrender fee.

   Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in:

      (1) Future expectations with respect to investment earnings,

      (2) Mortality,

      (3) Length of time policies will remain in effect,

      (4) Expenses, and

      (5) Taxes.

   In no event will they exceed the guaranteed rates defined in the policy.

                               OTHER INFORMATION

Federal Income Tax Considerations

   The following provides a general description of the federal income tax considerations relating to the policy. This discussion is based upon our understanding of the present federal income tax laws as the Internal Revenue Service ("IRS") currently interprets them. This discussion is not intended as tax advice. Tax laws are very complex and tax results will vary according to your individual circumstances. A person considering the purchase of the policy may need tax advice. It should be understood that these comments on federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the policy. Special rules that are not discussed here may apply in certain situations. We make no representation as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations of the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules that we describe here or that relate directly or indirectly to life insurance policies. Our comments do not take into account any state or local income tax considerations that may be involved in the purchase of the policy.

  Definition of Life Insurance

   Under section 7702 of the Internal Revenue Code (the "Code"), a policy will be treated as a life insurance policy for federal tax purposes if (a) a policy is considered to be life insurance under applicable law and (b) one of two alternate tests are met. The two alternative tests are:

      (1) "Cash Value Accumulation Test"

      (2) "Guideline Premium/Cash Value Corridor Test"

   When you apply for a policy you will irrevocably choose which of these two tests will be applied to your policy.

   If your policy is tested under the Guideline Premium/Cash Value Corridor Test. This test provides for, among other things:

      (1) A maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium," and

      (2) A minimum ongoing "corridor" of death benefit in relation to the Fund Value of the policy, known as the "death benefit percentage."

See Appendix A, for a table of the Guideline Premium/Cash Value Corridor Test factors. If your policy is tested under the Cash Value Accumulation Test, a table of factors will be shown in your policy.

   We believe that the policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the beneficiary (whether the beneficiary is a corporation, individual or other entity) under Section 101 (a) (1) of the Code for purposes of the regular federal income tax. You generally should not be considered to be in constructive receipt of the cash values under the policy until a full surrender, maturity of the policy, or a partial surrender. In addition, certain policy loans may be taxable in the case of policies that are modified endowment contracts. Prospective policy owners that intend to use policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

  Tax Treatment of Policies

   The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, which if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract.

Example:  "Seven-pay" premium = $1,000
        Maximum premium to avoid "modified endowment" treatment =
        First year -- $1,000
        Through first two years -- $2,000
        Through first three years -- $3,000 etc.

Under this test, a policy may or may not be a modified endowment contract. The outcome depends on the amount of premiums paid during each of the policy's first seven contract years. Changes in benefits may require testing to determine if the policy is to be classified as a modified endowment contract. A modified endowment contract is treated differently for tax purposes then a conventional life insurance contract.

  Conventional Life Insurance Policies

   If a policy is not a modified endowment contract distributions are treated as follows. Upon a full surrender or maturity of a policy for its Cash Value, the excess if any, of the Cash Value plus Outstanding Debt minus the cost basis under a policy will be treated as ordinary income for federal income tax purposes. A policy's cost basis will usually equal the premiums paid less any premiums previously recovered through partial surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all the cash received through partial surrenders in the first 15 policy years is paid out of the income of the policy and therefore subject to income tax. Cash distributed to a policy owner on partial surrenders occurring more than 15 years after the policy date will be taxable as ordinary income to the policy owner to the extent that it exceeds the cost basis under a policy.

   We believe that loans received under policies that are not modified endowment contracts will be treated as indebtedness of the owner. Thus, no part of any loan under the policy will constitute income to the owner until the policy matures, unless the policy is surrendered before it matures. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a policy that is not a modified endowment contract may be deductible. Deductibility will be subject to several limitations, depending upon (1) the use to which the proceeds are put and (2) the tax rules applicable to the policy owner. If, for example, an individual who uses the proceeds of a loan for business or investment purposes, may be able to deduct all or part of the interest expense. Generally, if an individual uses the policy loan for personal purposes, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a policy loan or other indebtedness) also may be subject to other limitations.

   For example, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt where:

  . The interest is paid (or accrued by an accrual basis taxpayer) on a loan under a policy, and

  . The policy covers the life of an officer, employee, or person financially interested in the trade or business of the policy owners.

Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Modified Endowment Contracts

   Pre-death distributions from modified endowment contracts may result in taxable income. Upon full surrender or maturity of the policy, the policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the policy. (The investment in the policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and policy loans the policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the policy. The amount allocated to income is the amount by which the Fund Value of the policy exceeds investment in the policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as modified endowment contracts if:

      (1) The policies are purchased from any one insurance company (including the Company), and

      (2) The purchases take place during a calendar year.

The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.

   Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received:

      (1) When the taxpayer is at least 59 1/2 years old;

      (2) Which is attributable to the taxpayer becoming disabled; or

      (3) Which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

   A contract may not be a modified endowment contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxed as described above). This treatment is applied even though the policy was not yet a modified endowment contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the policy being classified as a modified endowment contract.

   It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as conventional life insurance contracts (see "Federal Income Tax Considerations -- Conventional Life Insurance Policies".)

  Reasonableness Requirement for Charges

   The tax law also deals with allowable mortality costs and other expenses used in the calculations to determine whether a contract qualifies as life insurance for income tax purposes. For policies entered into on or after October 21, 1988, the calculations must be based upon, (1) reasonable mortality charges, and (2) other charges reasonably expected to be paid. The Treasury Department is expected to declare regulations governing reasonableness standards for mortality charges. We believe our mortality costs and other expenses used in these calculations meet the current requirements. It is possible that future regulations will contain standards that would require us to modify our mortality charges for these calculations. We reserve the right to make modifications to retain the policy's qualification as life insurance for federal income tax purposes.

  Riders, Policy Changes, and Transfers

   Certain benefits permit the splitting of the policy into two other individual policies upon business dissolution. The splitting of a policy could have adverse tax consequences. Consequences include, but are not limited to, the recognition of taxable income in an amount up to any gain in the policy at the time of the split.

   In order for the Beneficiary to receive certain tax treatment discussed in the previous sections above, the policy must initially qualify and continue to qualify as life insurance under Sections 7702 and 817(h) of the Code. To qualify the policy as life insurance for tax purposes the Company may:

  .  Make changes in the policy or Riders, or

  .  Make distributions from the policy to the extent considered necessary.

   Any such change will uniformly apply to all policies that are affected. The policy owner will be given advance notice of such changes.

   Special tax rules may apply to the transfer of ownership of a policy. Consult a qualified tax adviser before any transfer of the policy.

  Other Employee Benefit Programs

   Complex rules may apply when a policy is held by an employer or a trust, or acquired by an employee, to provide for employee benefits. These policy owners also must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law. The lack of insurable interest may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes. It may also affect the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The policy owner's legal advisor should be consulted to address these issues.

  Diversification Requirements

   To comply with regulations under Section 817(h) of the Code, each portfolio is required to diversify its investments. Generally, on the last day of each quarter of a calendar year,

      (1) No more than 55% of the value of the portfolio's assets can be represented by any one investment,

      (2) No more than 70% can be represented by any two investments,

      (3) No more than 80% can be represented by any three investments, and

      (4) No more than 90% can be represented by any four investments.

   Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent guaranteed and insured) by the U.S. or by an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, as applicable.

   Currently, for federal income tax purposes, the portfolio shares underlying the policies are owned by the Company and not by you or any beneficiary. However, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  Other

   Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the jurisdiction and the circumstances of each owner or beneficiary.

   For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               The Company Does Not Make Any Guarantee Regarding
                         The Tax Status Of Any Policy

Charge for Company Income Taxes

   For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if:

      (1) The tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be,

      (2) There are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or

      (3) There is a change in the Company's tax status.

   Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for any such taxes attributable to the Account.

Voting of Fund Shares

   Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY Variable Account L. We may elect to vote the shares of the Funds in our own right if:

      (1) The Investment Company Act of 1940 or any regulations thereunder is amended, or

      (2) The present interpretation of the Act should change, and

      (3) As a result we determine that it is permitted to vote the shares of the Funds in our own right.

   The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

   If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY Variable Account L and other separate accounts of the Company.

Disregard of Voting Instructions

   The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to policy owners.

Report to Policy Owners

   A statement will be sent at least annually to each policy owner setting forth:

      (1) A summary of the transactions which occurred since the last statement, and

      (2) Indicating the Death Benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

   In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

   Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

Substitution of Investments and Right to Change Operations

   The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

      (1) Shares of any or all of the portfolios of the Funds should no longer be available for investment or,

      (2) In the judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

   The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of policies. Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Superintendent of Insurance of the State of New York.

   The Company also reserves the right to establish additional subaccounts of MONY Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY Variable Account L may:

      (1) Be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law,

      (2) Be deregistered under that Act if such registration is no longer required, or

      (3) Be combined with other separate accounts of the Company or an affiliate thereof.

   Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY Variable Account L.

Changes to Comply with Law

   The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

   We may advertise the performance of MONY Variable Account L subaccounts. We will also report performance to policy owners and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.

   Performance information may show the change in a policy owner's Fund Value in one or more subaccounts, or as a change in a policy owner's death benefit. Performance information may be expressed as a change in a policy owner's Fund Value over time or in terms of the average annual compounded rate of return on the policy owner's Fund Value. Such performance is based upon a hypothetical policy in which premiums have been allocated to a particular subaccount of the MONY Variable Account L over certain periods of time that will include one, five and ten years, or from the commencement of operation of the subaccount of the MONY Variable Account L if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the surrender charge, if applicable, by assuming surrender at the end of the particular period. However, other quotations may simultaneously be given that do not assume surrender and do not take into account deduction of the surrender charge.

   Performance information for MONY Variable Account L may be compared, in advertisements, sales literature, and reports to policy owners to:

      (1) Other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria, and

      (2) The Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a policy.

   Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

   Performance information for any subaccount of MONY Variable Account L reflects only the performance of a hypothetical policy whose Fund Value is allocated to MONY Variable Account L during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolios of the Funds in which MONY Variable Account L invests. The market conditions during the given period of time should not be considered as a representation of what may be achieved in the future.

   We may also use non-standard performance in cases where we add new subaccounts which purchase shares of underlying funds in existence prior to the formation of such subaccounts. In such cases we will use the historical performance of the underlying fund with the current expenses of the applicable subaccount under the policy.

                        THE GUARANTEED INTEREST ACCOUNT

   You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.

General Description

   Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in MONY Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

   You may elect to allocate net premiums to the Guaranteed Interest Account, MONY Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 4.5% annual rate. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%.) Prior to the beginning of each calendar month, an interest rate will be declared. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest will be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate will be declared for a new 12-month period. At the end of the renewal period all monies will earn an interest rate which is declared monthly and applies for a one-month period.

   The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.

Death Benefit

   The death benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The death benefit under Option 1 will be equal to the Specified Amount of the Policy or, if greater, Fund Value on the date of death of the last surviving insured multiplied by a death benefit percentage. Under Option 2, the Death Benefit will be equal to the Specified Amount of the Policy in force on the date of the death of the last surviving insured plus the Fund Value on the date of death of the last surviving insured or, if greater, Fund Value on the date of death of the last surviving insured multiplied by a death benefit percentage. See "Death Benefits under the Policy".

Policy Charges

   Deductions from premium, monthly deductions from the Fund Value, and surrender charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, per $1,000 of Specified Amount charge, the charge for any optional insurance benefits added by Rider, and the surrender charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

   You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.

Transfers

   Amounts may be transferred after the Right to Return Policy Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.

  . Transfers to the Guaranteed Interest Account may be made at any time and in any amount.

  . Transfers from the Guaranteed Interest Account to the subaccounts are limited to one in any policy year.

  . Request for transfers from the Guaranteed Interest Account must be received at our administrative office within 10 days before the policy anniversary or 30 days after the policy anniversary.

   If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the close of business on the day received if it is a Business Day. If it is not a Business Day, the transfer will be effective as of the close of business on the next day which is a Business Day. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

   Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future on transfers over 12 during any policy year.

Surrenders and Policy Loans

   You may also make full surrenders and partial surrenders from the Guaranteed Interest Account to the same extent as if you had invested in the subaccounts. See "Full Surrender" and "Partial Surrender". Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.

                             MORE ABOUT THE POLICY

Ownership

   The policy owner is the individual named as such in the application or in any later change shown in the Company's records. While either or both of the insureds is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

  Joint Owners

   If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

Beneficiary

   The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the last surviving insured, the policy owner or the policy owner's estate is the beneficiary.

   The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living when the last surviving insured dies to receive the proceeds.

  The Policy

   This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.

Notification and Claims Procedures

   Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

   If the last surviving insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the last surviving insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.

Payments

   Within seven days after the Company receives all the information needed for processing a payment, the Company will:

      (1) Pay death benefit proceeds,

      (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts, and

      (3) Effect a transfer between subaccounts or from the Variable Account to the Guaranteed Interest Account.

   However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

  . The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

  . An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

   Please note: If mandated under applicable law, we may be required to reject a premium payment. We may also be required to block an Owner's account and thereby refuse to pay any request for transfers, partial surrenders, loans or death benefits until instructions are secured from the appropriate regulator.

Payment Plan/Settlement Provisions

   Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 per payment or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

Payment in Case of Suicide

   If either insured dies by suicide, (1) while sane or insane, (2) within two years of the date of issue of the policy date or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any optional increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

   This provision may not be applicable in all states.

Assignment

   You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. All assignments will be subject to any Outstanding Debt on the Policy. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations".)

Errors on the Application

   If the age, date of birth, or gender of an insured has been misstated, the amount of any death benefit will be the sum of (a) and (b), where:


      (a) is the Fund Value on the date of death of the surviving insured; and

      (b) is the Amount At Risk on the last monthly anniversary day, multiplied by the ratio of the insurance rate on the last monthly anniversary day based on the incorrect age or gender to the insurance rate that would have applied on the Day based on the correct age or gender.

      A misstatement of age or gender does not affect the Fund Value.

Incontestability

   Except for non-payment of premium, the Company will not contest the policy after it has been in force during the lifetime of at least one insured for two years from the issue date. But, any optional increase in Specified Amount or any reinstatement will be incontestable only after the increase or any reinstatement has been in force during the lifetime of at least one insured for two years from the date it took effect.

Policy Illustrations

   Upon request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions.

Distribution of the Policy

   We have entered into a distribution agreement with MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company, to act as principal underwriter and for the distribution and sale of the Policies. MSC is registered as a broker dealer under the Securities Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

   MSC offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business and are also licensed as life insurance agents of the Company. More information about MSC and its registered persons is available at http://www.nasdr.com or by calling 1(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

   Except where MSC has authorized other broker/dealers to sell the Policies (as described in the preceding paragraph), compensation payable for the sale of the Policies will be based upon the following schedule. After issue of the Policy, commissions will equal at most 50% of premiums paid up to a maximum amount. Thereafter, commissions will equal at most 3.8% of any additional premiums plus, beginning in the second policy year on each succeeding quarterly anniversary for so long as the policy shall remain in effect, an annualized rate of 0.25% of the Fund Value of the Policy. Upon any subsequent increase in Specified Amount, commissions will equal at most 50% of premiums paid on or after the increase up to a maximum amount. Thereafter, commissions will return to no more than the 3.8% level. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

   In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. The Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

   MSC will receive 12b-1 fees from certain of the Funds as compensation for providing certain distribution and shareholder support services.

   MSC may enter into selling agreements with other broker dealers that are members of the NASD and whose representatives are authorized by applicable law to sell variable life insurance policies. Commissions paid to these broker dealers for their representatives will not exceed the commissions described above. The selling agreement does not restrict these broker dealers from retaining a portion of commissions.

   We intend to recapture commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the Policy owners or the Variable Account.

   MSC receives fees for the sale of the Policies. In 1999, 2000, and 2001, MSC received, in aggregate, fees of $19,962,361, $19,810,966 and $17,532,005, respectively.

   MSC also acts as principal underwriter for other variable products and distributes non-proprietary variable products and mutual funds.

   We offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

                            MORE ABOUT THE COMPANY

Management

   The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company is 1740 Broadway, New York, New York 10019.

   Current Officers and Directors are:

Name           Positions and Offices with MONY Life Insurance Company ("MONY Life")
----           --------------------------------------------------------------------
Tom H. Barrett Director since 1990. Partner in American Industrial Partners, a private investment partnership since 1992.
David L. Call. Director since 1993. Ronald P. Lynch Dean Emeritus, Cornell
               University, College of Agriculture and Life Sciences since 1995 and
               Dean of said College prior to that time.

Name                Position and Offices with MONY Life Insurance Company ("MONY Life")
----                -------------------------------------------------------------------
G. Robert Durham... Director since 1990. Retired from Walter Industries, Inc., a home building and financing, natural resources and industrial
                    manufacturing company in 1996 after serving as Chairman of the
                    Board and Chief Executive Officer since 1991.
James B. Farley.... Director since 1988. Retired from MONY Life Insurance Company in 1994 after serving as Chairman of the Board from 1993 and
                    Chairman of the Board and Chief Executive Officer since 1991.
Robert Holland, Jr. Director since 1990. President and Chief Executive Officer of
                    WorkPlace Integrators, an office furniture manufacturing company, since 1996. Chief Executive Officer of Ben & Jerry's Homemade,
                    Inc., an ice cream company from 1995. Chairman of the Board of
                    Gilreath Manufacturing Company, a plastic injection molding manufacturing company from 1990 to 1991.
James L. Johnson... Director since 1986. Chairman Emeritus of GTE Corporation, a telecommunications company, having served as Chairman and Chief
                    Executive Officer from 1988 to 1992.
Frederick W. Kanner Director since March 2000. Partner at Dewey Ballantine LLP since
                    1979, and an Associate of said firm prior to that time.
Robert R. Kiley.... Director since 1995. President and Chief Executive Officer of the
                    New York City Partnership and Chamber of Commerce, Inc. since
                    1995. Principal of Kohlberg & Co. since 1994.
Jane C. Pfeiffer... Director since 1988. Ms. Pfeiffer is an independent management consultant.
Thomas C. Theobald. Director since 1990. Managing director, William Blair Capital
                    Partners, L.L.C., an investment firm since 1994. Chairman of the
                    Board of Continental Bank from 1987 to 1994.
David M. Thomas.... Director (since 2002). Chairman and Chief Executive Officer of IMS
                    Health, (since 2000). Senior Vice President and Group Executive of
                    IBM (1998 to 2000) and various management positions with IBM since 1972.

   All of the officers have held their respective positions listed below for five years unless otherwise noted. Current Officer -- Directors of the Company are:

Name              Position and Offices with MONY Life Insurance Company ("MONY Life")
----              -------------------------------------------------------------------
Michael I. Roth.. Director, Chairman of the Board and Chief Executive Officer (since
                  1998) of MONY Life; (since 1997) of The MONY Group Inc.
                  Director, Chairman of the Board and Chief Executive Officer (since
                  1993) of MONY Life Insurance Company of America. Director of
                  various MONY subsidiaries.
Samuel J. Foti... Director, President and Chief Operating Officer (since 1998) of
                  MONY Life and (since 1997) of The MONY Group Inc. Director
                  (since 1993) and President and Chief Operating Officer (since 1994)
                  of MONY Life Insurance Company of America.
Kenneth M. Levine Director, Executive Vice President and Chief Investment Officer
                  (since 1997) of The MONY Group Inc. and (since 1998) of MONY
                  Life. Executive Vice President (since 1990) and Director (since
                  1994) of MONY Life Insurance Company of America. Director of
                  various MONY subsidiaries.

Name               Position and Offices with MONY Life Insurance Company ("MONY Life")
----               -------------------------------------------------------------------
Richard Daddario.. Executive Vice President and Chief Financial Officer (since 1994) of
                   MONY Life and (since 1997) of The MONY Group Inc. Director
                   (since 1989) and Vice President and Controller (since 1997) of
                   MONY Life Insurance Company of America. Director of various
                   MONY subsidiaries.
Steven G. Orluck.. Executive Vice President (since 2002) and Senior Vice President and
                   Chief Distribution Officer (since 1998) of MONY Life. Mr. Orluck joined MONY Life after 24 years with Metropolitan Life Insurance
                   Co. where he last served as Vice President, Individual Business.
Richard E. Connors Senior Vice President (since 1994) of MONY Life. Director MONY
                   Life Insurance Company of America (since 1994). Director of various MONY subsidiaries.
Evelyn L. Peos.... Senior Vice President (since 2002) and Vice President (since 1993)
                   of MONY Life.
Bart Schwartz..... Senior Vice President and General Counsel of MONY Life (since
                   2000). Prior to joining the Company in 2000, Mr. Schwartz was
                   Senior Vice President and General Counsel of Willis Corroon
                   Corporation.
Michael Slipowitz. Senior Vice President and Chief Actuary (since 2002) and Vice
                   President (1993 to 2001) of MONY Life. Director, Vice President
                   and Actuary (since 2002) and Vice President (since 1993) of MONY
                   Life Insurance Company of America.
Arnold Brousell... Vice President-Financial Reporting and Chief Accounting Officer
                   (since 2002) and Vice President-Financial Reporting (since 1998)
                   and Assistant Vice President (since 1997) of MONY Life.
David V. Weigel... Vice President and Treasurer (since 2000) of MONY Life and Vice
                   President-Treasurer (since 1998) of The MONY Group Inc.
                   Treasurer of various MONY subsidiaries.
Lee M. Smith...... Corporate Secretary and Vice President, Government Relations
                   (since 1999) of MONY Life and of The MONY Group Inc. Vice
                   President, Government Relations (1985 to 1999) of MONY Life.

   No officer or director listed above receives any compensation from MONY Variable Account L. The Company or any of its affiliates has paid no separately allocable compensation to any person listed for services rendered to the Account.

State Regulation

   The Company is subject to the laws of the State of New York governing insurance companies and to regulation by the Superintendent of Insurance of New York. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Superintendent of Insurance of New York and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Superintendent of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

Telephone Transfer Privileges

   You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone if an authorization for telephone transfer form has been completed, signed, and received at the

Company's Syracuse Operations Center. The telephone allocation and transfer privileges may also be elected by completing the telephone authorization section on the policy application. The Company may record all or part of any telephone conversation with respect to transfer and allocation instructions. Telephone instructions received by the Company by 4:00 p.m. Eastern time on any valuation date will be effected as of the end of that valuation date in accordance with your instructions, subject to the limitations stated in this prospectus (presuming that the Right to Return Policy Period has expired). The Company reserves the right to deny any telephone transfer or allocation request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you might not be able to request transfers by telephone and would have to submit written requests. Telephone transfer and allocation instructions will only be accepted if complete and correct.

   The Company has adopted guidelines (which it believes to be reasonable) relating to telephone transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions. If these procedures are followed, the Company shall not be liable for, and you will therefore bear the entire risk of, any loss as a result of the Company's following telephone instructions if such instructions prove to be fraudulent. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form or a policy application with the telephone authorization completed must be signed and received at the Company's Syracuse Operations Center before telephone transfers will be accepted.

   Special Note on Reliability. Please note that our telephone system may not always be available. Any telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Syracuse Operations Center.

Legal Proceedings

   The Company, like other life insurance companies, is involved in lawsuits including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or MONY Variable Account L.

Legal Matters

   Legal matters have been passed on by Arthur D. Woods, Vice
President-Variable Products and Broker-Dealer Operations Counsel of MONY Life Insurance Company, in connection with:

      (1) The issue and sale of the policies described in this prospectus,

      (2) The organization of the Company,

      (3) The Company's authority to issue the policies under New York law, and

      (4) The validity of the forms of the policies under New York law.

   Robert Levy, Vice President -- Chief Tax and Benefits Counsel of MONY Life Insurance Company has passed upon legal matters relating to the federal income tax laws.

Registration Statement

   A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the

Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by accessing the SEC's website at http://www.sec.gov.

Independent Accountants

   The audited financial statements for the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. The audited financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

Financial Statements

   The audited financial statements of each of the subaccounts of MONY Custom Equity Master, MONY Custom Estate Master, Strategist, MONYEquity Master, policies of MONY Variable Account L, the combined financial statements of MONY Variable Account L and the Company are set forth herein.

   These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

            FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS



                                                                                                                Page
                                                                                                                ----
With respect to MONY Variable Account L (MONY Variable Universal Life and MONY Survivorship Variable
Universal Life)
  No financial statements are included because although MONY Variable Account L commenced operations in 1990, the subaccounts available to policyholders had not commenced operations as of December 31, 2001.

With respect to MONY Variable Account L (MONY Custom Equity Master)
 Report of Independent Accountants.............................................................................  F-2
 Statement of assets and liabilities as of December 31, 2001...................................................  F-4
 Statement of operations for the year ended December 31, 2001..................................................  F-8
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000................ F-12
 Notes to financial statements................................................................................. F-21

With respect to MONY Variable Account L (MONY Custom Estate Master)
 Report of Independent Accountants............................................................................. F-25
 Statement of assets and liabilities as of December 31, 2001................................................... F-27
 Statement of operations for the period ended December 31, 2001................................................ F-32
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000................ F-36
 Notes to financial statements................................................................................. F-44

With respect to MONY Variable Account L (Strategist and MONYEquity Master)
 Report of Independent Accountants............................................................................. F-49
 Statement of assets and liabilities as of December 31, 2001................................................... F-57
 Statement of operations for the year ended December 31, 2001.................................................. F-56
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000................ F-63
 Notes to financial statements................................................................................. F-72

With respect to MONY Variable Account L (Combined)
 Report of Independent Accountants............................................................................. F-78
 Combined statement of assets and liabilities as of December 31, 2001.......................................... F-79
 Combined statement of operations for the year ended December 31, 2001......................................... F-80
 Combined statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000....... F-81
 Notes to combined financial statements........................................................................ F-82

With respect to MONY Life Insurance Company:
 Report of Independent Accountants............................................................................. F-85
 Consolidated balance sheets as of December 31, 2001 and 2000.................................................. F-86
  Consolidated statements of income and comprehensive income for the years ended December 31, 2001,
   2000 and 1999............................................................................................... F-87
 Consolidated statements of changes in shareholder's equity for the years ended December 31, 2001,
   2000 and 1999............................................................................................... F-88
 Consolidated statements of cash flows for the years ended December 31, 2001, 2000 and 1999.................... F-89
 Notes to consolidated financial statements.................................................................... F-90

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- MONY Custom Equity Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Equity Master's Subaccounts of MONY Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                        MONY Custom Equity Master
                                              ---------------------------------------------
                                                         MONY Series Fund, Inc.
                                              ---------------------------------------------
                                              Intermediate Long Term  Government   Money
                                               Term Bond      Bond    Securities   Market
                                               Subaccount  Subaccount Subaccount Subaccount
                                              ------------ ---------- ---------- ----------
                   ASSETS
Shares held in respective Funds..............     5,436       4,498      7,417    1,301,258
                                                =======     =======    =======   ==========
Investments at cost..........................   $59,645     $59,499    $84,254   $1,301,258
                                                =======     =======    =======   ==========
Investments in respective Funds, at net
  asset value................................   $61,261     $60,178    $84,999   $1,301,258
Amount due from MONY.........................         0           0        361            0
Amount due from respective Funds.............         0           0          0          801
                                                -------     -------    -------   ----------
       Total assets..........................    61,261      60,178     85,360    1,302,059
                                                -------     -------    -------   ----------
                LIABILITIES
Amount due to MONY...........................        11          10         14        1,012
Amount due to respective Funds...............         0           0        361            0
                                                -------     -------    -------   ----------
       Total liabilities.....................        11          10        375        1,012
                                                -------     -------    -------   ----------
Net assets...................................   $61,250     $60,168    $84,985   $1,301,047
                                                =======     =======    =======   ==========
Net assets consist of:
  Contractholders' net payments..............   $58,301     $58,092    $83,431   $1,283,977
  Undistributed net investment income........       823         969        405       17,070
  Accumulated net realized gain (loss) on
   investments...............................       510         428        404            0
  Net unrealized appreciation (depreciation)
   of investments............................     1,616         679        745            0
                                                -------     -------    -------   ----------
Net assets...................................   $61,250     $60,168    $84,985   $1,301,047
                                                =======     =======    =======   ==========
Number of units outstanding*.................     5,383       5,166      7,316      121,626
                                                -------     -------    -------   ----------
Net asset value per unit outstanding*........   $ 11.38     $ 11.65    $ 11.62   $    10.70
                                                =======     =======    =======   ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                               MONY Custom Equity Master
-----------------------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------------------
           Small Company            International High Yield            Growth and Small Company   Equity     Capital
  Equity       Value      Managed      Growth        Bond      Growth     Income      Growth       Income   Appreciation
Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount   Subaccount  Subaccount
---------- ------------- ---------- ------------- ---------- ---------- ---------- ------------- ---------- ------------

   37,116      13,002       14,902      21,392      18,452     114,113     87,958      36,420      17,259       45,241
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========
$ 749,042    $279,993     $323,111    $109,419     $81,869    $602,891   $491,383    $278,747     $89,960     $274,197
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========
$ 643,596    $254,705     $292,086    $ 92,625     $80,082    $594,531   $475,851    $286,622     $86,639     $257,421
    1,661       2,902        3,628         244           0       4,743      3,478       1,547           0        1,675
    1,409         503          331         176           0         541        352         167           0          173
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
  646,666     258,110      296,045      93,045      80,082     599,815    479,681     288,336      86,639      259,269
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------

    1,519         544          380         191          14         642        431         214          14          217
    1,661       2,902        3,628         244           0       4,743      3,478       1,547           0        1,675
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
    3,180       3,446        4,008         435          14       5,385      3,909       1,761          14        1,892
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
$ 643,486    $254,664     $292,037    $ 92,610     $80,068    $594,430   $475,772    $286,575     $86,625     $257,377
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========

$ 742,025    $245,321     $310,034    $111,406     $78,507    $621,190   $504,956    $281,311     $90,439     $293,979
  103,298      47,053       22,894      11,132       3,662       1,418      2,353       8,008         509        3,609
  (96,391)    (12,422)      (9,866)    (13,134)       (314)    (19,818)   (16,005)    (10,619)     (1,002)     (23,435)
 (105,446)    (25,288)     (31,025)    (16,794)     (1,787)     (8,360)   (15,532)      7,875      (3,321)     (16,776)
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
$ 643,486    $254,664     $292,037    $ 92,610     $80,068    $594,430   $475,772    $286,575     $86,625     $257,377
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========
   93,665      22,978       31,845      14,206       7,695      70,201     53,806      29,439       9,356       33,465
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
$    6.87    $  11.08     $   9.17    $   6.52     $ 10.40    $   8.47   $   8.84    $   9.73     $  9.26     $   7.69
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                                      MONY Custom Equity Master
                                                        -----------------------------------------------------
                                                                    Enterprise Accumulation Trust
                                                        -----------------------------------------------------

                                                        Multi-Cap              Emerging  Worldwide   Mid-Cap
                                                          Growth    Balanced  Countries    Growth     Growth
                                                        Subaccount Subaccount Subaccount Subaccount Subaccount
                                                        ---------- ---------- ---------- ---------- ----------
                        ASSETS
Shares held in respective Funds........................    45,725    12,494        171        456      1,532
                                                         ========   =======     ======     ======    =======
Investments at cost....................................  $399,259   $59,665     $1,479     $3,941    $10,868
                                                         ========   =======     ======     ======    =======
Investments in respective Funds, at net asset value....  $385,464   $60,719     $1,631     $4,071    $11,769
Amount due from MONY...................................     1,798     1,120          0          0          0
Amount due from respective Funds.......................       248       108          0          0          0
                                                         --------   -------     ------     ------    -------
       Total assets....................................   387,510    61,947      1,631      4,071     11,769
                                                         --------   -------     ------     ------    -------
                     LIABILITIES
Amount due to MONY.....................................       313       118          0          1          2
Amount due to respective Funds.........................     1,798     1,120          0          0          0
                                                         --------   -------     ------     ------    -------
       Total liabilities...............................     2,111     1,238          0          1          2
                                                         --------   -------     ------     ------    -------
Net assets.............................................  $385,399   $60,709     $1,631     $4,070    $11,767
                                                         ========   =======     ======     ======    =======
Net assets consist of:
  Contractholders' net payments........................  $443,919   $59,793     $1,521     $4,041    $11,168
  Undistributed net investment income (loss)...........    (1,019)      586         (2)        (3)        (9)
  Accumulated net realized loss on investments.........   (43,706)     (724)       (40)       (98)      (293)
  Net unrealized appreciation (depreciation) of
   investments.........................................   (13,795)    1,054        152        130        901
                                                         --------   -------     ------     ------    -------
Net assets.............................................  $385,399   $60,709     $1,631     $4,070    $11,767
                                                         ========   =======     ======     ======    =======
Number of units outstanding*...........................    60,270     6,380        169        463      1,466
                                                         --------   -------     ------     ------    -------
Net asset value per unit outstanding*..................  $   6.39   $  9.52     $ 9.61     $ 8.80    $  8.03
                                                         ========   =======     ======     ======    =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                                 MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products Funds              Janus Aspen Series
                            -----------------------------------------  --------------------------------------------
                  Dreyfus
 Dreyfus         Socially                                   VIP III
  Stock         Responsible    VIP              VIP II      Growth     Aggressive              Capital    Worldwide
  Index           Growth      Growth          Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
Subaccount      Subaccount  Subaccount        Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount   Total
----------      ----------- ----------        ---------- ------------- ---------- ---------- ------------ ---------- ----------

   21,988           3,101      12,649            15,784       4,194       18,261     11,019      14,535      15,934
 ========         =======    ========          ========     =======     ========   ========    ========    ========
 $674,324         $88,422    $447,403          $330,381     $64,430     $459,270   $255,689    $333,079    $509,085  $8,422,563
 ========         =======    ========          ========     =======     ========   ========    ========    ========  ==========
 $645,574         $82,707    $423,492          $316,619     $63,375     $401,366   $248,691    $301,173    $454,769  $7,973,274
    1,699             764       1,884             2,081         335        1,937      3,020         772       2,107      37,756
    1,499              64         667               367          69        1,358        159         459         301       9,752
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------
  648,772          83,535     426,043           319,067      63,779      404,661    251,870     302,404     457,177   8,020,782
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------

    1,608              78         739               420          80        1,425        201         510         376      11,084
    1,699             764       1,884             2,081         335        1,937      3,020         772       2,107      37,756
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------
    3,307             842       2,623             2,501         415        3,362      3,221       1,282       2,483      48,840
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------
 $645,465         $82,693    $423,420          $316,566     $63,364     $401,299   $248,649    $301,122    $454,694  $7,971,942
 ========         =======    ========          ========     =======     ========   ========    ========    ========  ==========

 $695,136         $96,904    $483,305          $346,113     $69,722     $553,382   $255,541    $366,354    $560,465  $8,710,333
   10,963               1      10,145             5,073        (100)       1,257      6,467       3,096       3,035     262,693
  (31,884)         (8,497)    (46,119)          (20,858)     (5,203)     (95,436)    (6,361)    (36,422)    (54,490)   (551,795)
  (28,750)         (5,715)    (23,911)          (13,762)     (1,055)     (57,904)    (6,998)    (31,906)    (54,316)   (449,289)
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------
 $645,465         $82,693    $423,420          $316,566     $63,364     $401,299   $248,649    $301,122    $454,694  $7,971,942
 ========         =======    ========          ========     =======     ========   ========    ========    ========  ==========
   78,584          11,748      57,776            37,789       8,012       90,311     26,527      46,253      71,160
 --------         -------    --------          --------     -------     --------   --------    --------    --------
 $   8.21         $  7.04    $   7.33          $   8.38     $  7.91     $   4.44   $   9.37    $   6.51    $   6.39
 ========         =======    ========          ========     =======     ========   ========    ========    ========

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001


                                                 MONY Custom Equity Master
                                       --------------------------------------------
                                                  MONY Series Fund, Inc.
                                       --------------------------------------------
                                       Intermediate Long Term  Government   Money
                                        Term Bond      Bond    Securities   Market
                                        Subaccount  Subaccount Subaccount Subaccount
                                       ------------ ---------- ---------- ----------
Dividend income.......................    $  960      $1,095     $  531    $18,123
Distribution from net realized gains..         0           0          0          0
Mortality and expense risk charges....      (124)       (119)      (122)    (2,102)
                                          ------      ------     ------    -------
Net investment income.................       836         976        409     16,021
                                          ------      ------     ------    -------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
   investments........................       481         412        383          0
  Net change in unrealized
   appreciation (depreciation) of
   investments........................     1,137         301        594          0
                                          ------      ------     ------    -------
Net realized and unrealized gain
  (loss) on investments...............     1,618         713        977          0
                                          ------      ------     ------    -------
Net increase (decrease) in net assets
  resulting from operations...........    $2,454      $1,689     $1,386    $16,021
                                          ======      ======     ======    =======

                      See notes to financial statements.

                                               MONY Custom Equity Master
------------------------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------------------
           Small Company            International High Yield            Growth and Small Company   Equity     Capital
  Equity       Value      Managed      Growth        Bond      Growth     Income      Growth       Income   Appreciation
Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount   Subaccount  Subaccount
---------- ------------- ---------- ------------- ---------- ---------- ---------- ------------- ---------- ------------
$       0    $    422     $  5,625    $    529     $ 3,649    $  2,213   $  3,348    $      0     $   699     $  1,353
   90,967      42,654       13,457       8,192           0           0          0       8,469           0            0
   (1,529)       (472)        (724)       (227)       (145)     (1,381)    (1,009)       (627)       (188)        (638)
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
   89,438      42,604       18,358       8,494       3,504         832      2,339       7,842         511          715
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
  (89,824)    (10,977)      (7,992)    (12,259)       (279)    (18,278)   (15,933)    (10,901)     (1,072)     (22,752)
  (68,120)    (22,560)     (32,257)    (13,112)     (1,717)    (12,826)   (14,041)      9,613      (4,337)      (7,298)
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
 (157,944)    (33,537)     (40,249)    (25,371)     (1,996)    (31,104)   (29,974)     (1,288)     (5,409)     (30,050)
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
$ (68,506)   $  9,067     $(21,891)   $(16,877)    $ 1,508    $(30,272)  $(27,635)   $  6,554     $(4,898)    $(29,335)
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                           MONY Custom Equity Master
                     -----------------------------------------------------------------------------------------------------
                                         Enterprise Accumulation Trust
                     ---------------------------------------------------------------------
                      Multi-Cap                   Emerging      Worldwide       Mid-Cap       Dreyfus     Dreyfus Socially
                        Growth      Balanced     Countries        Growth         Growth     Stock Index  Responsible Growth
                      Subaccount   Subaccount    Subaccount     Subaccount     Subaccount    Subaccount      Subaccount
                     ------------ ------------ -------------- -------------- -------------- ------------ ------------------
                                               For the period For the period For the period
                     For the year For the year June 8, 2001** June 8, 2001** June 8, 2001** For the year    For the year
                        ended        ended        through        through        through        ended           ended
                     December 31, December 31,  December 31,   December 31,   December 31,  December 31,    December 31,
                         2001         2001          2001           2001           2001          2001            2001
                     ------------ ------------ -------------- -------------- -------------- ------------ ------------------
Dividend income.....   $      0      $ 685          $  0           $  0          $   0        $  5,230        $     51
Distribution from
  net realized gains          0          0             0              0              0           3,330               0
Mortality and
  expense risk
  charges...........       (907)      (116)           (2)            (3)            (9)         (1,430)           (191)
                       --------      -----          ----           ----          -----        --------        --------
Net investment
  income (loss).....       (907)       569            (2)            (3)            (9)          7,130            (140)
                       --------      -----          ----           ----          -----        --------        --------
Realized and
  unrealized gain
  (loss) on
  investments:
  Net realized loss
   on investments...    (41,378)      (612)          (40)           (98)          (293)        (30,637)         (8,248)
  Net change in
   unrealized
   appreciation
   (depreciation)
   of investments...      9,788        825           152            130            901         (15,177)         (3,277)
                       --------      -----          ----           ----          -----        --------        --------
Net realized and
  unrealized gain
  (loss) on
  investments.......    (31,590)       213           112             32            608         (45,814)        (11,525)
                       --------      -----          ----           ----          -----        --------        --------
Net increase
  (decrease) in net
  assets resulting
  from operations...   $(32,497)     $ 782          $110           $ 29          $ 599        $(38,684)       $(11,665)
                       ========      =====          ====           ====          =====        ========        ========

----------
** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                                                      MONY Custom Equity Master
                                 ----------------------------------------------------------------------------------------
                                 Fidelity Variable Insurance Products Funds              Janus Aspen Series
                                 -----------------------------------------  --------------------------------------------
                                    VIP       VIP II         VIP III        Aggressive              Capital    Worldwide
                                   Growth   Contrafund Growth Opportunities   Growth    Balanced  Appreciation   Growth
                                 Subaccount Subaccount      Subaccount      Subaccount Subaccount  Subaccount  Subaccount
-                                ---------- ---------- -------------------- ---------- ---------- ------------ ----------
Dividend income.................  $      0   $  1,212        $    68        $       0   $  5,611    $  3,168    $  2,042
Distribution from net realized
  gains.........................    11,254      4,848              0                0          0           0           0
Mortality and expense risk
  charges.......................      (990)      (828)          (145)            (951)      (615)       (785)     (1,204)
                                  --------   --------        -------        ---------   --------    --------    --------
Net investment income (loss)....    10,264      5,232            (77)            (951)     4,996       2,383         838
                                  --------   --------        -------        ---------   --------    --------    --------
Realized and unrealized gain
  (loss) on investments:
 Net realized loss on
   investments..................   (45,170)   (20,592)        (4,908)         (89,137)    (5,465)    (34,995)    (50,896)
 Net change in unrealized
   appreciation (depreciation)
   of investments...............    (7,814)    (7,442)         1,115          (23,785)    (5,338)    (13,217)    (28,133)
                                  --------   --------        -------        ---------   --------    --------    --------
Net realized and unrealized loss
  on investments................   (52,984)   (28,034)        (3,793)        (112,922)   (10,803)    (48,212)    (79,029)
                                  --------   --------        -------        ---------   --------    --------    --------
Net decrease in net assets
  resulting from operations.....  $(42,720)  $(22,802)       $(3,870)       $(113,873)  $ (5,807)   $(45,829)   $(78,191)
                                  ========   ========        =======        =========   ========    ========    ========






                                   Total
-                                ---------
Dividend income................. $  56,614
Distribution from net realized
  gains.........................   183,171
Mortality and expense risk
  charges.......................   (17,583)
                                 ---------
Net investment income (loss)....   222,202
                                 ---------
Realized and unrealized gain
  (loss) on investments:
 Net realized loss on
   investments..................  (521,460)
 Net change in unrealized
   appreciation (depreciation)
   of investments...............  (255,895)
                                 ---------
Net realized and unrealized loss
  on investments................  (777,355)
                                 ---------
Net decrease in net assets
  resulting from operations..... $(555,153)
                                 =========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                    MONY Custom Equity Master
                                                                     ------------------------------------------------------
                                                                                     MONY Series Fund, Inc.
                                                                     ------------------------------------------------------
                                                                                                          Long Term
                                                                            Intermediate                    Bond
                                                                        Term Bond Subaccount             Subaccount
                                                                     --------------------------  --------------------------
                                                                                  For the period              For the period
                                                                     For the year June 9, 2000** For the year June 9, 2000**
                                                                        ended        through        ended        through
                                                                     December 31,  December 31,  December 31,  December 31,
                                                                         2001          2000          2001          2000
                                                                     ------------ -------------- ------------ --------------
From operations:
 Net investment income (loss).......................................   $    836      $   (13)      $    976      $    (7)
 Net realized gain (loss) on investments............................        481           29            412           16
 Net change in unrealized appreciation (depreciation) of investments      1,137          479            301          378
                                                                       --------      -------       --------      -------
Net increase (decrease) in net assets resulting from operations.....      2,454          495          1,689          387
                                                                       --------      -------       --------      -------
From unit transactions:
 Net proceeds from the issuance of units............................     54,847       16,418         65,177       10,427
 Net asset value of units redeemed or used to meet contract
   obligations......................................................    (12,148)        (816)       (17,053)        (459)
                                                                       --------      -------       --------      -------
Net increase from unit transactions.................................     42,699       15,602         48,124        9,968
                                                                       --------      -------       --------      -------
Net increase in net assets..........................................     45,153       16,097         49,813       10,355
Net assets beginning of period......................................     16,097            0         10,355            0
                                                                       --------      -------       --------      -------
Net assets end of period*...........................................   $ 61,250      $16,097       $ 60,168      $10,355
                                                                       ========      =======       ========      =======
Unit transactions:
Units outstanding beginning of period...............................      1,530            0            942            0
Units issued during the period......................................      4,957        1,609          5,723          985
Units redeemed during the period....................................     (1,104)         (79)        (1,499)         (43)
                                                                       --------      -------       --------      -------
Units outstanding end of period.....................................      5,383        1,530          5,166          942
                                                                       ========      =======       ========      =======
----------
*Includes undistributed net investment income (loss) of:               $    823      $   (13)      $    969      $    (7)
                                                                       ========      =======       ========      =======

** Commencement of operations

                      See notes to financial statements.

                                           MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------
                MONY Series Fund, Inc.                               Enterprise Accumulation Trust
------------------------------------------------------  ------------------------------------------------------
        Government                     Money                                               Small Company
        Securities                    Market                      Equity                       Value
        Subaccount                  Subaccount                  Subaccount                  Subaccount
--------------------------  --------------------------  --------------------------  --------------------------
             For the period              For the period              For the period              For the period
For the year May 18, 2000** For the year June 8, 2000** For the year May 5, 2000**  For the year May 3, 2000**
   ended        through        ended        through        ended        through        ended        through
December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2001          2000          2001          2000          2001          2000          2001          2000
------------ -------------- ------------ -------------- ------------ -------------- ------------ --------------

  $    409       $   (4)     $   16,021    $   1,049     $  89,438      $ 13,860      $ 42,604      $ 4,449
       383           21               0            0       (89,824)       (6,567)      (10,977)      (1,445)

       594          151               0            0       (68,120)      (37,326)      (22,560)      (2,728)
  --------       ------      ----------    ---------     ---------      --------      --------      -------
     1,386          168          16,021        1,049       (68,506)      (30,033)        9,067          276
  --------       ------      ----------    ---------     ---------      --------      --------      -------

    93,798        6,616       1,828,369      420,053       614,166       265,821       237,430       64,812
   (16,515)        (468)       (584,681)    (379,764)     (125,139)      (12,823)      (53,014)      (3,907)
  --------       ------      ----------    ---------     ---------      --------      --------      -------
    77,283        6,148       1,243,688       40,289       489,027       252,998       184,416       60,905
  --------       ------      ----------    ---------     ---------      --------      --------      -------
    78,669        6,316       1,259,709       41,338       420,521       222,965       193,483       61,181
     6,316            0          41,338            0       222,965             0        61,181            0
  --------       ------      ----------    ---------     ---------      --------      --------      -------
  $ 84,985       $6,316      $1,301,047    $  41,338     $ 643,486      $222,965      $254,664      $61,181
  ========       ======      ==========    =========     =========      ========      ========      =======

       577            0           3,997            0        26,254             0         5,789            0
     8,191          621         172,939       41,193        85,417        27,602        22,117        6,158
    (1,452)         (44)        (55,310)     (37,196)      (18,006)       (1,348)       (4,928)        (369)
  --------       ------      ----------    ---------     ---------      --------      --------      -------
     7,316          577         121,626        3,997        93,665        26,254        22,978        5,789
  ========       ======      ==========    =========     =========      ========      ========      =======

  $    405       $   (4)     $   17,070    $   1,049     $ 103,298      $ 13,860      $ 47,053      $ 4,449
  ========       ======      ==========    =========     =========      ========      ========      =======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (Continued)

                                                                  MONY Custom Equity Master
                                                   ------------------------------------------------------
                                                                Enterprise Accumulation Trust
                                                   ------------------------------------------------------
                                                                                      International
                                                             Managed                     Growth
                                                           Subaccount                  Subaccount
                                                   --------------------------  --------------------------
                                                                For the period              For the period
                                                   For the year May 5, 2000**  For the year May 3, 2000**
                                                      ended        through        ended        through
                                                   December 31,  December 31,  December 31,  December 31,
                                                       2001          2000          2001          2000
                                                   ------------ -------------- ------------ --------------
From operations:
  Net investment income...........................   $ 18,358      $  4,536      $  8,494      $ 2,638
  Net realized gain (loss) on investments.........     (7,992)       (1,874)      (12,259)        (875)
  Net change in unrealized appreciation
   (depreciation) of investments..................    (32,257)        1,232       (13,112)      (3,682)
                                                     --------      --------      --------      -------
Net increase (decrease) in net assets resulting
  from operations.................................    (21,891)        3,894       (16,877)      (1,919)
                                                     --------      --------      --------      -------
From unit transactions:
  Net proceeds from the issuance of units.........    226,381       128,670        86,356       55,852
  Net asset value of units redeemed or used to
   meet contract obligations......................    (40,330)       (4,687)      (24,672)      (6,130)
                                                     --------      --------      --------      -------
Net increase from unit transactions...............    186,051       123,983        61,684       49,722
                                                     --------      --------      --------      -------
Net increase in net assets........................    164,160       127,877        44,807       47,803
Net assets beginning of period....................    127,877             0        47,803            0
                                                     --------      --------      --------      -------
Net assets end of period*.........................   $292,037      $127,877      $ 92,610      $47,803
                                                     ========      ========      ========      =======
Unit transactions:
Units outstanding beginning of period.............     12,345             0         5,274            0
Units issued during the period....................     23,812        12,801        12,354        5,933
Units redeemed during the period..................     (4,312)         (456)       (3,422)        (659)
                                                     --------      --------      --------      -------
Units outstanding end of period...................     31,845        12,345        14,206        5,274
                                                     ========      ========      ========      =======
----------
*  Includes undistributed net investment income
   of:                                               $ 22,894      $  4,536      $ 11,132      $ 2,638
                                                     ========      ========      ========      =======

** Commencement of operations

                      See notes to financial statements.

                                           MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------
                                         Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------------------------
        High Yield                                              Growth and                 Small Company
           Bond                       Growth                      Income                      Growth
        Subaccount                  Subaccount                  Subaccount                  Subaccount
--------------------------  --------------------------  --------------------------  --------------------------
             For the period              For the period              For the period              For the period
For the year June 8, 2000** For the year May 3, 2000**  For the year May 3, 2000**  For the year May 3, 2000**
   ended        through        ended        through        ended        through        ended        through
December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2001          2000          2001          2000          2001          2000          2001          2000
------------ -------------- ------------ -------------- ------------ -------------- ------------ --------------
  $  3,504      $   158      $     832      $    586     $   2,339      $     14      $  7,842      $    166
      (279)         (35)       (18,278)       (1,540)      (15,933)          (72)      (10,901)          282
    (1,717)         (70)       (12,826)        4,466       (14,041)       (1,491)        9,613        (1,738)
  --------      -------      ---------      --------     ---------      --------      --------      --------
     1,508           53        (30,272)        3,512       (27,635)       (1,549)        6,554        (1,290)
  --------      -------      ---------      --------     ---------      --------      --------      --------
    76,810       15,182        515,492       240,695       521,272       100,715       238,098       105,946
   (12,573)        (912)      (117,820)      (17,177)     (105,992)      (11,039)      (54,202)       (8,531)
  --------      -------      ---------      --------     ---------      --------      --------      --------
    64,237       14,270        397,672       223,518       415,280        89,676       183,896        97,415
  --------      -------      ---------      --------     ---------      --------      --------      --------
    65,745       14,323        367,400       227,030       387,645        88,127       190,450        96,125
    14,323            0        227,030             0        88,127             0        96,125             0
  --------      -------      ---------      --------     ---------      --------      --------      --------
  $ 80,068      $14,323      $ 594,430      $227,030     $ 475,772      $ 88,127      $286,575      $ 96,125
  ========      =======      =========      ========     =========      ========      ========      ========
     1,453            0         23,359             0         8,752             0         9,464             0
     7,462        1,543         60,795        25,155        56,790         9,822        25,927        10,293
    (1,220)         (90)       (13,953)       (1,796)      (11,736)       (1,070)       (5,952)         (829)
  --------      -------      ---------      --------     ---------      --------      --------      --------
     7,695        1,453         70,201        23,359        53,806         8,752        29,439         9,464
  ========      =======      =========      ========     =========      ========      ========      ========

  $  3,662      $   158      $   1,418      $    586     $   2,353      $     14      $  8,008      $    166
  ========      =======      =========      ========     =========      ========      ========      ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                        MONY Custom Equity Master
                         ------------------------------------------------------
                                      Enterprise Accumulation Trust
                         ------------------------------------------------------
                                   Equity                      Capital
                                   Income                   Appreciation
                                 Subaccount                  Subaccount
                         --------------------------  --------------------------
                                      For the period              For the period
                         For the year May 18, 2000** For the year May 4, 2000**
                            ended        through        ended        through
                         December 31,  December 31,  December 31,  December 31,
                             2001          2000          2001          2000
                         ------------ -------------- ------------ --------------
From operations:
  Net investment
   income (loss)........   $    511      $    (2)      $    715      $  2,894
  Net realized gain
   (loss) on
   investments..........     (1,072)          70        (22,752)         (683)
  Net change in
   unrealized
   appreciation
   (depreciation)
   of investments.......     (4,337)       1,016         (7,298)       (9,478)
                           --------      -------       --------      --------
Net increase
  (decrease) in net
  assets resulting
  from operations.......     (4,898)       1,084        (29,335)       (7,267)
                           --------      -------       --------      --------
From unit
  transactions:
  Net proceeds from
   the issuance of
   units................     80,770       30,826        223,818       136,240
  Net asset value
   of units
   redeemed or used
   to meet
   contract obligations.    (18,589)      (2,568)       (54,654)      (11,425)
                           --------      -------       --------      --------
Net increase from
  unit transactions.....     62,181       28,258        169,164       124,815
                           --------      -------       --------      --------
Net increase in net
  assets................     57,283       29,342        139,829       117,548
Net assets
  beginning of
  period................     29,342            0        117,548             0
                           --------      -------       --------      --------
Net assets end of
  period*...............   $ 86,625      $29,342       $257,377      $117,548
                           ========      =======       ========      ========
Unit transactions:
Units outstanding
  beginning of
  period................      2,818            0         12,316             0
Units issued during
  the period............      8,493        3,077         28,080        13,448
Units redeemed
  during the period.....     (1,955)        (259)        (6,931)       (1,132)
                           --------      -------       --------      --------
Units outstanding
  end of period.........      9,356        2,818         33,465        12,316
                           ========      =======       ========      ========
----------
*  Includes
   undistributed
   net investment
   income (loss) of:       $    509      $    (2)      $  3,609      $  2,894
                           ========      =======       ========      ========

** Commencement of operations

                      See notes to financial statements.

                                                   MONY Custom Equity Master
-------------------------------------------------------------------------------------------------------------------------------
                                   Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------
                                                                                                               Dreyfus
         Multi-Cap                                         Emerging      Worldwide       Mid-Cap                Stock
          Growth                     Balanced             Countries        Growth         Growth                Index
        Subaccount                  Subaccount            Subaccount     Subaccount     Subaccount           Subaccount
--------------------------  --------------------------  -------------- -------------- -------------- --------------------------
             For the period              For the period For the period For the period For the period              For the period
For the year May 3, 2000**  For the year May 16, 2000** June 8, 2001** June 8, 2001** June 8, 2001** For the year May 3, 2000**
   ended        through        ended        through        through        through        through        ended        through
December 31,  December 31,  December 31,  December 31,   December 31,   December 31,   December 31,  December 31,  December 31,
    2001          2000          2001          2000           2001           2001           2001          2001          2000
------------ -------------- ------------ -------------- -------------- -------------- -------------- ------------ --------------
  $   (907)     $   (112)     $    569      $    17         $   (2)        $   (3)       $    (9)     $   7,130      $  3,833
   (41,378)       (2,328)         (612)        (112)           (40)           (98)          (293)       (30,637)       (1,247)

     9,788       (23,583)          825          229            152            130            901        (15,177)      (13,573)
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
   (32,497)      (26,023)          782          134            110             29            599        (38,684)      (10,987)
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
   343,187       195,640        76,777        7,677          1,757          4,723         12,526        587,939       248,777

   (77,595)      (17,313)      (23,620)      (1,041)          (236)          (682)        (1,358)      (123,130)      (18,450)
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
   265,592       178,327        53,157        6,636          1,521          4,041         11,168        464,809       230,327
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
   233,095       152,304        53,939        6,770          1,631          4,070         11,767        426,125       219,340
   152,304             0         6,770            0              0              0              0        219,340             0
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
  $385,399      $152,304      $ 60,709      $ 6,770         $1,631         $4,070        $11,767      $ 645,465      $219,340
  ========      ========      ========      =======         ======         ======        =======      =========      ========
    19,707             0           682            0              0              0              0         23,366             0
    52,586        21,605         8,226          789            197            542          1,643         69,968        25,237
   (12,023)       (1,898)       (2,528)        (107)           (28)           (79)          (177)       (14,750)       (1,871)
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
    60,270        19,707         6,380          682            169            463          1,466         78,584        23,366
  ========      ========      ========      =======         ======         ======        =======      =========      ========

  $ (1,019)     $   (112)     $    586      $    17         $   (2)        $   (3)       $    (9)     $  10,963      $  3,833
  ========      ========      ========      =======         ======         ======        =======      =========      ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                    MONY Custom Equity Master
                                                                     ------------------------------------------------------
                                                                                                 Fidelity Variable Insurance
                                                                                                       Products Funds
                                                                                                 --------------------------
                                                                               Dreyfus
                                                                              Socially                       VIP
                                                                         Responsible Growth                Growth
                                                                             Subaccount                  Subaccount
                                                                     --------------------------  --------------------------
                                                                                  For the period              For the period
                                                                     For the year May 11, 2000** For the year May 3, 2000**
                                                                        ended        through        ended        through
                                                                     December 31,  December 31,  December 31,  December 31,
                                                                         2001          2000          2001          2000
                                                                     ------------ -------------- ------------ --------------
From operations:
 Net investment income (loss).......................................   $   (140)     $   141      $  10,264      $   (119)
 Net realized loss on investments...................................     (8,248)        (249)       (45,170)         (949)
 Net change in unrealized appreciation (depreciation) of investments     (3,277)      (2,438)        (7,814)      (16,097)
                                                                       --------      -------      ---------      --------
Net decrease in net assets resulting from operations................    (11,665)      (2,546)       (42,720)      (17,165)
                                                                       --------      -------      ---------      --------
From unit transactions:
 Net proceeds from the issuance of units............................     91,828       26,874        434,904       161,406
 Net asset value of units redeemed or used to meet contract
   obligations......................................................    (18,864)      (2,934)      (102,004)      (11,001)
                                                                       --------      -------      ---------      --------
Net increase from unit transactions.................................     72,964       23,940        332,900       150,405
                                                                       --------      -------      ---------      --------
Net increase in net assets..........................................     61,299       21,394        290,180       133,240
Net assets beginning of period......................................     21,394            0        133,240             0
                                                                       --------      -------      ---------      --------
Net assets end of period*...........................................   $ 82,693      $21,394      $ 423,420      $133,240
                                                                       ========      =======      =========      ========
Unit transactions:
Units outstanding beginning of period...............................      2,344            0         14,902             0
Units issued during the period......................................     11,940        2,640         56,380        16,021
Units redeemed during the period....................................     (2,536)        (296)       (13,506)       (1,119)
                                                                       --------      -------      ---------      --------
Units outstanding end of period.....................................     11,748        2,344         57,776        14,902
                                                                       ========      =======      =========      ========
----------
*Includes undistributed net investment income (loss) of:               $      1      $   141      $  10,145      $   (119)
                                                                       ========      =======      =========      ========

** Commencement of operations

                      See notes to financial statements.

                                           MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------
      Fidelity Variable Insurance Products Funds                          Janus Aspen Series
------------------------------------------------------  ------------------------------------------------------
          VIP II                      VIP III                   Aggressive
        Contrafund             Growth Opportunities               Growth                     Balanced
        Subaccount                  Subaccount                  Subaccount                  Subaccount
--------------------------  --------------------------  --------------------------  --------------------------
             For the period              For the period              For the period              For the period
For the year May 17, 2000** For the year May 11, 2000** For the year May 3, 2000**  For the year May 5, 2000**
   ended        through        ended        through        ended        through        ended        through
December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2001          2000          2001          2000          2001          2000          2001          2000
------------ -------------- ------------ -------------- ------------ -------------- ------------ --------------
  $  5,232      $   (159)     $    (77)     $   (23)     $    (951)     $  2,208      $  4,996      $ 1,471
   (20,592)         (266)       (4,908)        (295)       (89,137)       (6,299)       (5,465)        (896)
    (7,442)       (6,320)        1,115       (2,170)       (23,785)      (34,119)       (5,338)      (1,660)
  --------      --------      --------      -------      ---------      --------      --------      -------
   (22,802)       (6,745)       (3,870)      (2,488)      (113,873)      (38,210)       (5,807)      (1,085)
  --------      --------      --------      -------      ---------      --------      --------      -------
   241,564       179,578        54,447       33,729        465,872       206,852       228,701       87,686
   (65,363)       (9,666)      (15,463)      (2,991)       (99,638)      (19,704)      (54,763)      (6,083)
  --------      --------      --------      -------      ---------      --------      --------      -------
   176,201       169,912        38,984       30,738        366,234       187,148       173,938       81,603
  --------      --------      --------      -------      ---------      --------      --------      -------
   153,399       163,167        35,114       28,250        252,361       148,938       168,131       80,518
   163,167             0        28,250            0        148,938             0        80,518            0
  --------      --------      --------      -------      ---------      --------      --------      -------
  $316,566      $163,167      $ 63,364      $28,250      $ 401,299      $148,938      $248,649      $80,518
  ========      ========      ========      =======      =========      ========      ========      =======
    17,007             0         3,045            0         20,212             0         8,160            0
    28,573        17,987         6,917        3,345         90,124        22,314        24,202        8,768
    (7,791)         (980)       (1,950)        (300)       (20,025)       (2,102)       (5,835)        (608)
  --------      --------      --------      -------      ---------      --------      --------      -------
    37,789        17,007         8,012        3,045         90,311        20,212        26,527        8,160
  ========      ========      ========      =======      =========      ========      ========      =======

  $  5,073      $   (159)     $   (100)     $   (23)     $   1,257      $  2,208      $  6,467      $ 1,471
  ========      ========      ========      =======      =========      ========      ========      =======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                        MONY Custom Equity Master
                                           ----------------------------------------------------------------------------------
                                                             Janus Aspen Series
                                           ------------------------------------------------------
                                                     Capital                    Worldwide
                                                  Appreciation                   Growth
                                                   Subaccount                  Subaccount                     Total
                                           --------------------------  --------------------------  --------------------------
                                                        For the period              For the period
                                           For the year May 3, 2000**  For the year May 3, 2000**  For the year For the period
                                              ended        through        ended        through        ended         ended
                                           December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                               2001          2000          2001          2000          2001          2000
                                           ------------ -------------- ------------ -------------- ------------ --------------
From operations:
 Net investment income....................   $  2,383      $    713     $     838      $  2,197    $   222,202    $   40,491
 Net realized loss on investments.........    (34,995)       (1,427)      (50,896)       (3,594)      (521,460)      (30,335)
 Net change in unrealized depreciation of
   investments............................    (13,217)      (18,689)      (28,133)      (26,183)      (255,895)     (193,394)
                                             --------      --------     ---------      --------    -----------    ----------
Net decrease in net assets resulting from
  operations..............................    (45,829)      (19,403)      (78,191)      (27,580)      (555,153)     (183,238)
                                             --------      --------     ---------      --------    -----------    ----------
From unit transactions:
 Net proceeds from the issuance of units..    273,738       177,591       404,800       273,335      8,085,547     3,197,418
 Net asset value of units redeemed or used
   to meet contract obligations...........    (69,512)      (15,463)     (102,101)      (15,569)    (1,991,711)     (580,921)
                                             --------      --------     ---------      --------    -----------    ----------
Net increase from unit transactions.......    204,226       162,128       302,699       257,766      6,093,836     2,616,497
                                             --------      --------     ---------      --------    -----------    ----------
Net increase in net assets................    158,397       142,725       224,508       230,186      5,538,683     2,433,259
Net assets beginning of period............    142,725             0       230,186             0      2,433,259             0
                                             --------      --------     ---------      --------    -----------    ----------
Net assets end of period*.................   $301,122      $142,725     $ 454,694      $230,186    $ 7,971,942    $2,433,259
                                             ========      ========     =========      ========    ===========    ==========
Unit transactions:
Units outstanding beginning of period.....     17,106             0        27,835             0
Units issued during the period............     39,167        18,775        58,551        29,513
Units redeemed during the period..........    (10,020)       (1,669)      (15,226)       (1,678)
                                             --------      --------     ---------      --------
Units outstanding end of period...........     46,253        17,106        71,160        27,835
                                             ========      ========     =========      ========
----------
*Includes undistributed net investment
 income of:                                  $  3,096      $    713     $   3,035      $  2,197    $   262,693    $   40,491
                                             ========      ========     =========      ========    ===========    ==========

** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS

1.  Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

   There are twenty-eight MONY Custom Equity Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Certain subaccounts of MONY Custom Equity Master commenced operations during the year ended December 31, 2000, and the remaining subaccounts commenced operations during the period ended December 31, 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.

2.  Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distribution of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3.  Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes for all of the MONY Custom Equity Master Subaccounts for the period ended December 31, 2001 aggregated $1,649,039.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Equity Master subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2001, MONY received $2,565 in connection with MONY Custom Equity Master subaccounts.

4.  Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2001 were as follows:

                                               Cost of Shares
                                                  Acquired
                                                 (Excludes     Proceeds from
  MONY Custom Equity Master Subaccounts        Reinvestments) Shares Redeemed
  -------------------------------------        -------------- ---------------

  MONY Series Fund, Inc.
  Intermediate Term Bond Portfolio............   $   55,653     $   13,077
  Long Term Bond Portfolio....................       72,394         24,385
  Government Securities Portfolio.............       96,470         19,299
  Money Market Portfolio......................    2,861,073      1,619,324

  Enterprise Accumulation Trust
  Equity Portfolio............................      646,196        158,729
  Small Company Value Portfolio...............      247,004         63,061
  Managed Portfolio...........................      231,817         46,517
  International Growth Portfolio..............       89,632         28,195
  High Yield Bond Portfolio...................       78,829         14,728
  Growth Portfolio............................      541,332        145,080
  Growth and Income Portfolio.................      541,854        127,555
  Small Company Growth Portfolio..............      246,690         63,433

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4.  Investment Transactions: (continued)

                                               Cost of Shares
                                                  Acquired
                                                 (Excludes     Proceeds from
  MONY Custom Equity Master Subaccounts        Reinvestments) Shares Redeemed
  -------------------------------------        -------------- ---------------
  Equity Income Portfolio.....................    $ 95,983       $ 33,987
  Capital Appreciation Portfolio..............     231,402         62,913
  Multi-Cap Growth Portfolio..................     357,422         92,771
  Balanced Portfolio..........................      93,193         40,147
  Emerging Countries Portfolio................       1,922            403
  Worldwide Growth Portfolio..................       4,780            741
  Mid-Cap Growth Portfolio....................      13,175          2,014

  Dreyfus
  Dreyfus Stock Index Fund....................     621,460        158,101
  Dreyfus Socially Responsible Growth Fund,
    Inc.......................................     113,557         40,786

  Fidelity Variable Insurance Products Funds
  VIP Growth Portfolio........................     456,240        124,055
  VIP II Contrafund Portfolio.................     261,609         86,299
  VIP III Growth Opportunities Portfolio......      62,330         23,498

  Janus Aspen Series
  Aggressive Growth Portfolio.................     496,559        131,304
  Balanced Portfolio..........................     241,901         68,586
  Capital Appreciation Portfolio..............     301,538         98,151
  Worldwide Growth Portfolio..................     432,038        130,624

5.  Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                                 At December 31, 2001      For the period ended December 31, 2001
                                             ----------------------------- -------------------------------------
                                                                           Investment
                                                                Net Assets   Income             Expense   Total
MONY Custom Equity Master Subaccounts         Units  Unit Value  (000's)     Ratio*             Ratio** Return***
-------------------------------------        ------- ---------- ---------- ----------           ------- ---------

MONY Series Fund, Inc.
Intermediate Term Bond Subaccount...........   5,383   $11.38     $   61      2.71%              0.35%     8.17%
Long Term Bond Subaccount...................   5,166    11.65         60      3.22               0.35      5.91
Government Securities Subaccount............   7,316    11.62         85      1.52               0.35      6.22
Money Market Subaccount..................... 121,626    10.70      1,301      3.02               0.35      3.48

Enterprise Accumulation Trust
Equity Subaccount...........................  93,665     6.87        643      0.00               0.35    (19.08)
Small Company Value Subaccount..............  22,978    11.08        255      0.31               0.35      4.82
Managed Subaccount..........................  31,845     9.17        292      2.72               0.35    (11.49)
International Growth Subaccount.............  14,206     6.52         93      0.82               0.35    (28.04)
High Yield Bond Subaccount..................   7,695    10.40         80      8.81               0.35      5.48
Growth Subaccount...........................  70,201     8.47        594      0.56               0.35    (12.86)
Growth and Income Subaccount................  53,806     8.84        476      1.16               0.35    (12.21)
Small Company Growth Subaccount.............  29,439     9.73        287      0.00               0.35     (4.23)
Equity Income Subaccount....................   9,356     9.26         87      1.30               0.35    (11.05)

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights: (continued)

                                                 At December 31, 2001     For the period ended December 31, 2001
                                             ---------------------------- -----------------------------------
                                                                          Investment
                                                               Net Assets   Income            Expense    Total
MONY Custom Equity Master Subaccounts        Units  Unit Value  (000's)     Ratio*            Ratio**  Return***
-------------------------------------        ------ ---------- ---------- ----------          -------  ---------
Capital Appreciation Subaccount............. 33,465   $7.69       $257       0.74%             0.35%    (19.39)%
Multi-Cap Growth Subaccount................. 60,270    6.39        385       0.00              0.35     (17.34)
Balanced Subaccount.........................  6,380    9.52         61       2.07              0.35      (4.13)
Emerging Countries Subaccount (1)...........    169    9.61          2       0.00(^)           0.35(^)   (3.90)
Worldwide Growth Subaccount (1).............    463    8.80          4       0.00(^)           0.35(^)  (12.00)
Mid-Cap Growth Subaccount (1)...............  1,466    8.03         12       0.00(^)           0.35(^)  (19.70)

Dreyfus
Dreyfus Stock Index Subaccount.............. 78,584    8.21        645       1.28              0.35     (12.57)
Dreyfus Socially Responsible Growth
  Subaccount................................ 11,748    7.04         83       0.09              0.35     (22.89)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount....................... 57,776    7.33        423       0.00              0.35     (18.01)
VIP II Contrafund Subaccount................ 37,789    8.38        317       0.51              0.35     (12.62)
VIP III Growth Opportunities Subaccount.....  8,012    7.91         63       0.16              0.35     (14.76)

Janus Aspen Series
Aggressive Growth Subaccount................ 90,311    4.44        401       0.00              0.35     (39.76)
Balanced Subaccount......................... 26,527    9.37        249       3.19              0.35      (5.07)
Capital Appreciation Subaccount............. 46,253    6.51        301       1.41              0.35     (21.94)
Worldwide Growth Subaccount................. 71,160    6.39        455       0.59              0.35     (22.73)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^) Annualized
(1) For the period June 8, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- MONY Custom Estate Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Estate Master's Subaccounts of MONY Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                           MONY Custom Estate Master
                                 ---------------------------------------------
                                            MONY Series Fund, Inc.
                                 ---------------------------------------------
                                 Intermediate Long Term  Government   Money
                                  Term Bond      Bond    Securities   Market
                                  Subaccount  Subaccount Subaccount Subaccount
                                 ------------ ---------- ---------- ----------
             ASSETS
  Shares held in respective
    Funds.......................        87         851        394     383,134
                                    ======     =======     ======    ========
  Investments at cost...........    $  962     $11,059     $4,426    $383,134
                                    ======     =======     ======    ========
  Investments in respective
    Funds, at net asset value...    $  975     $11,384     $4,520    $383,134
  Amount due from MONY..........         0           0          0           0
                                    ------     -------     ------    --------
         Total assets...........       975      11,384      4,520     383,134
                                    ------     -------     ------    --------
           LIABILITIES
  Amount due to respective Funds         0           0          0           0
  Amount due to MONY............         0           2          1          65
                                    ------     -------     ------    --------
         Total liabilities......         0           2          1          65
                                    ------     -------     ------    --------
  Net assets....................    $  975     $11,382     $4,519    $383,069
                                    ======     =======     ======    ========
  Net assets consist of:
    Contractholders' net
     payments...................    $  960     $10,529     $4,417    $374,468
    Undistributed net
     investment income (loss)...        (1)        488          5       8,601
    Accumulated net realized
     gain on investments........         3          40          3           0
    Net unrealized appreciation
     of investments.............        13         325         94           0
                                    ------     -------     ------    --------
  Net assets....................    $  975     $11,382     $4,519    $383,069
                                    ======     =======     ======    ========
  Number of units outstanding*..        93       1,011        434      35,225
                                    ------     -------     ------    --------
  Net asset value per unit
    outstanding*................    $10.52     $ 11.26     $10.41    $  10.88
                                    ======     =======     ======    ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                           MONY Custom Estate Master
                               ------------------------------------------------
                                         Enterprise Accumulation Trust
                               ------------------------------------------------
                                          Small Company            International
                                 Equity       Value      Managed      Growth
                               Subaccount  Subaccount   Subaccount  Subaccount
                               ---------- ------------- ---------- -------------
           ASSETS
Shares held in respective
  Funds.......................     3,154       2,278         732        5,666
                                ========     =======     =======      =======
Investments at cost...........  $ 65,240     $51,889     $15,805      $32,085
                                ========     =======     =======      =======
Investments in respective
  Funds, at net asset value...  $ 54,690     $44,630     $14,356      $24,535
Amount due from MONY..........         0           6           0            6
                                --------     -------     -------      -------
       Total assets...........    54,690      44,636      14,356       24,541
                                --------     -------     -------      -------
         LIABILITIES
Amount due to respective Funds         0           6           0            6
Amount due to MONY............        10           8           2            4
                                --------     -------     -------      -------
       Total liabilities......        10          14           2           10
                                --------     -------     -------      -------
Net assets....................  $ 54,680     $44,622     $14,354      $24,531
                                ========     =======     =======      =======
Net assets consist of:
  Contractholders' net
   payments...................  $ 60,510     $43,400     $14,987      $30,533
  Undistributed net
   investment income (loss)...    10,865      11,550       1,707        2,855
  Accumulated net realized
   gain (loss) on investments.    (6,145)     (3,069)       (891)      (1,307)
  Net unrealized appreciation
   (depreciation) of
   investments................   (10,550)     (7,259)     (1,449)      (7,550)
                                --------     -------     -------      -------
Net assets....................  $ 54,680     $44,622     $14,354      $24,531
                                ========     =======     =======      =======
Number of units outstanding*..     6,726       4,236       1,617        4,047
                                --------     -------     -------      -------
Net asset value per unit
  outstanding*................  $   8.13     $ 10.54     $  8.88      $  6.06
                                ========     =======     =======      =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                            MONY Custom Estate Master
--------------------------------------------------------------------------------
                          Enterprise Accumulation Trust
--------------------------------------------------------------------------------
High Yield            Growth and Small Company   Equity     Capital    Multi-Cap
   Bond      Growth     Income      Growth       Income   Appreciation   Growth
Subaccount Subaccount Subaccount  Subaccount   Subaccount  Subaccount  Subaccount
---------- ---------- ---------- ------------- ---------- ------------ ----------
   2,342     11,491      5,761        3,652       2,480       4,779       6,288
 =======    =======    =======      =======     =======     =======     =======
 $10,770    $63,063    $33,507      $28,571     $12,949     $31,076     $58,881
 =======    =======    =======      =======     =======     =======     =======
 $10,162    $59,870    $31,164      $28,741     $12,451     $27,194     $53,004
       0          0          0            6           0           6           6
 -------    -------    -------      -------     -------     -------     -------
  10,162     59,870     31,164       28,747      12,451      27,200      53,010
 -------    -------    -------      -------     -------     -------     -------
       0          0          0            6           0           6           6
       2         10          5            5           2           5           9
 -------    -------    -------      -------     -------     -------     -------
       2         10          5           11           2          11          15
 -------    -------    -------      -------     -------     -------     -------
 $10,160    $59,860    $31,159      $28,736     $12,449     $27,189     $52,995
 =======    =======    =======      =======     =======     =======     =======
 $ 9,848    $65,637    $33,945      $27,897     $12,675     $31,855     $63,241
     972        262        170          842          77         556        (170)
     (52)    (2,846)      (613)        (173)        195      (1,340)     (4,199)
    (608)    (3,193)    (2,343)         170        (498)     (3,882)     (5,877)
 -------    -------    -------      -------     -------     -------     -------
 $10,160    $59,860    $31,159      $28,736     $12,449     $27,189     $52,995
 =======    =======    =======      =======     =======     =======     =======
   1,004      7,125      3,587        2,949       1,282       3,721       9,181
 -------    -------    -------      -------     -------     -------     -------
 $ 10.12    $  8.40    $  8.69      $  9.74     $  9.71     $  7.31     $  5.77
 =======    =======    =======      =======     =======     =======     =======

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                              MONY Custom Estate Master
                                 ---------------------------------------------------
                                 Enterprise Accumulation Trust
                                 -----------------------------
                                                                           Dreyfus
                                                               Dreyfus    Socially
                                                    Mid-Cap     Stock    Responsible
                                  Balanced           Growth     Index      Growth
                                 Subaccount        Subaccount Subaccount Subaccount
                                 ----------        ---------- ---------- -----------
             ASSETS
  Shares held in respective
    Funds.......................       80                 2      2,844         552
                                   ======            ======    =======     =======
  Investments at cost...........   $  379            $   14    $90,984     $16,187
                                   ======            ======    =======     =======
  Investments in respective
    Funds, at net asset value...   $  391            $   14    $83,515     $14,729
  Amount due from MONY..........        0                 0          0           0
                                   ------            ------    -------     -------
         Total assets...........      391                14     83,515      14,729
                                   ------            ------    -------     -------
           LIABILITIES
  Amount due to respective Funds        0                 0          0           0
  Amount due to MONY............        0                 0         14           2
                                   ------            ------    -------     -------
         Total liabilities......        0                 0         14           2
                                   ------            ------    -------     -------
  Net assets....................   $  391            $   14    $83,501     $14,727
                                   ======            ======    =======     =======
  Net assets consist of:
    Contractholders' net
     payments...................   $  372            $   14    $91,794     $17,740
    Undistributed net
     investment income..........        6                 0      1,425          21
    Accumulated net realized
     gain (loss) on investments.        1                 0     (2,249)     (1,576)
    Net unrealized appreciation
     (depreciation) of
     investments................       12                 0     (7,469)     (1,458)
                                   ------            ------    -------     -------
  Net assets....................   $  391            $   14    $83,501     $14,727
                                   ======            ======    =======     =======
  Number of units outstanding*..       37                 1     10,189       2,190
                                   ------            ------    -------     -------
  Net asset value per unit
    outstanding*................   $10.51            $10.58    $  8.20     $  6.72
                                   ======            ======    =======     =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY Custom Estate Master
----------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds              Janus Aspen Series
------------------------------------------ --------------------------------------------

                                VIP III
   VIP              VIP II      Growth     Aggressive              Capital    Worldwide
  Growth          Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
Subaccount        Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount   Total
----------        ---------- ------------- ---------- ---------- ------------ ---------- ----------
   2,085             2,097        1,201       1,583      1,556       2,127       2,361
 =======           =======      =======     =======    =======     =======     =======
 $76,366           $44,987      $18,841     $43,507    $36,460     $52,004     $75,746   $1,258,892
 =======           =======      =======     =======    =======     =======     =======   ==========
 $69,817           $42,059      $18,148     $34,796    $35,119     $44,072     $67,377   $1,170,847
       0                 6            6           6          0           6           6           60
 -------           -------      -------     -------    -------     -------     -------   ----------
  69,817            42,065       18,154      34,802     35,119      44,078      67,383    1,170,907
 -------           -------      -------     -------    -------     -------     -------   ----------
       0                 6            6           6          0           6           6           60
      11                 7            3           6          6           8          11          198
 -------           -------      -------     -------    -------     -------     -------   ----------
      11                13            9          12          6          14          17          258
 -------           -------      -------     -------    -------     -------     -------   ----------
 $69,806           $42,052      $18,145     $34,790    $35,113     $44,064     $67,366   $1,170,649
 =======           =======      =======     =======    =======     =======     =======   ==========
 $78,260           $45,413      $19,521     $52,496    $36,005     $54,461     $81,073   $1,262,051
   1,606               657           80         813        928         557         968       45,840
  (3,511)           (1,090)        (763)     (9,808)      (479)     (3,022)     (6,306)     (49,197)
  (6,549)           (2,928)        (693)     (8,711)    (1,341)     (7,932)     (8,369)     (88,045)
 -------           -------      -------     -------    -------     -------     -------   ----------
 $69,806           $42,052      $18,145     $34,790    $35,113     $44,064     $67,366   $1,170,649
 =======           =======      =======     =======    =======     =======     =======   ==========
   9,189             5,132        2,459       9,449      3,671       7,623      10,066
 -------           -------      -------     -------    -------     -------     -------
 $  7.60           $  8.19      $  7.38     $  3.68    $  9.57     $  5.78     $  6.69
 =======           =======      =======     =======    =======     =======     =======

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                                                          MONY Custom Estate Master
                     ---------------------------------------------------------------------------------------------------
                                        MONY Series Fund, Inc.                         Enterprise Accumulation Trust
                     ------------------------------------------------------------  -------------------------------------
                                                                                                   Small
                       Intermediate     Long Term      Government        Money                    Company
                         Term Bond         Bond        Securities        Market       Equity       Value       Managed
                        Subaccount      Subaccount     Subaccount      Subaccount   Subaccount   Subaccount   Subaccount
                     ----------------- ------------ ----------------- ------------ ------------ ------------ ------------
                      For the period     For the     For the period     For the    For the year For the year For the year
                      April 2, 2001**   year ended  March 14, 2001**   year ended     ended        ended        ended
                          through      December 31,      through      December 31, December 31, December 31, December 31,
                     December 31, 2001     2001     December 31, 2001     2001         2001         2001         2001
                     ----------------- ------------ ----------------- ------------ ------------ ------------ ------------
Dividend income.....        $ 0            $530           $ 12           $6,535      $      0     $    94      $   315
Distribution from
  net realized gains          0               0              0                0         8,790       9,531          755
Mortality and
  expense risk
  charges...........         (1)            (36)            (7)            (708)         (142)       (111)         (40)
                            ---            ----           ----           ------      --------     -------      -------
Net investment
  income (loss).....         (1)            494              5            5,827         8,648       9,514        1,030
                            ---            ----           ----           ------      --------     -------      -------
Realized and
  unrealized gain
  (loss) on
  investments:
  Net realized gain
   (loss) on
   investments......          3              37              3                0        (3,785)       (804)        (835)
  Net change in
   unrealized
   appreciation
   (depreciation)
   of investments...         13              60             94                0        (9,555)     (7,126)        (846)
                            ---            ----           ----           ------      --------     -------      -------
Net realized and
  unrealized gain
  (loss) on
  investments.......         16              97             97                0       (13,340)     (7,930)      (1,681)
                            ---            ----           ----           ------      --------     -------      -------
Net increase
  (decrease) in net
  assets resulting
  from operations...        $15            $591           $102           $5,827      $ (4,692)    $ 1,584      $  (651)
                            ===            ====           ====           ======      ========     =======      =======

----------
** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001


                                                           MONY Custom Estate Master
                               --------------------------------------------------------------------------------
                                                         Enterprise Accumulation Trust
                               --------------------------------------------------------------------------------
                                                                     Growth     Small
                               International High Yield               and      Company     Equity     Capital
                                  Growth        Bond      Growth     Income     Growth     Income   Appreciation
                                Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount  Subaccount
                               ------------- ---------- ---------- ---------- ---------- ---------- ------------
Dividend income...............    $   146      $ 854     $   219    $   242     $   0     $    99     $   160
Distribution from net
  realized gains..............      2,262          0           0          0       883           0           0
Mortality and expense risk
  charges.....................        (72)       (34)       (151)       (78)      (75)        (43)        (78)
                                  -------      -----     -------    -------     -----     -------     -------
Net investment income.........      2,336        820          68        164       808          56          82
                                  -------      -----     -------    -------     -----     -------     -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     (1,178)       (47)     (2,634)      (617)     (201)        171      (1,204)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (6,782)      (290)     (2,248)    (2,117)      299      (1,073)     (2,724)
                                  -------      -----     -------    -------     -----     -------     -------
Net realized and unrealized
  gain (loss) on investments..     (7,960)      (337)     (4,882)    (2,734)       98        (902)     (3,928)
                                  -------      -----     -------    -------     -----     -------     -------
Net increase (decrease) in
  net assets resulting from
  operations..................    $(5,624)     $(483)    $(4,814)   $(2,570)    $ 906     $  (846)    $(3,846)
                                  =======      =====     =======    =======     =====     =======     =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                        MONY Custom Estate Master
                               ---------------------------------------------------------------------------
                                         Enterprise Accumulation Trust
                               --------------------------------------------------
                                                                                                 Dreyfus
                                                                                    Dreyfus      Socially
                                Multi-Cap                           Mid-Cap          Stock     Responsible
                                  Growth        Balanced            Growth           Index        Growth
                                Subaccount     Subaccount         Subaccount       Subaccount   Subaccount
                               ------------ ----------------- ------------------- ------------ ------------
                               For the year  For the period     For the period    For the year For the year
                                  ended      April 2, 2001**  November 21, 2001**    ended        ended
                               December 31,      through            through       December 31, December 31,
                                   2001     December 31, 2001  December 31, 2001      2001         2001
                               ------------ ----------------- ------------------- ------------ ------------
Dividend income...............   $     0           $ 6                $0            $   259      $     9
Distribution from net                                                                   863
  realized gains..............         0             0                 0                               0
Mortality and expense risk
  charges.....................      (146)            0                 0               (186)         (33)
                                 -------           ---                --            -------      -------
Net investment income (loss)..      (146)            6                 0               936           (24)
                                 -------           ---                --            -------      -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................    (3,729)            1                 0             (2,187)      (1,078)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (1,686)           12                 0             (4,494)        (998)
                                 -------           ---                --            -------      -------
Net realized and unrealized
  gain (loss) on investments..    (5,415)           13                 0             (6,681)      (2,076)
                                 -------           ---                --            -------      -------
Net increase (decrease) in
  net assets resulting from
  operations..................   $(5,561)          $19                $0            $(5,745)     $(2,100)
                                 =======           ===                ==            =======      =======

----------
** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001


                                                                     MONY Custom Estate Master
                                ---------------------------------------------------------------------------------------
                                Fidelity Variable Insurance Products Funds              Janus Aspen Series
                                ----------------------------------------- --------------------------------------------
                                                               VIP III
                                   VIP             VIP II      Growth     Aggressive              Capital    Worldwide
                                  Growth         Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
                                Subaccount       Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount
                                ----------       ---------- ------------- ---------- ---------- ------------ ----------
Dividend income................  $     0          $   154      $    20     $      0   $   803     $   584     $    290
Distribution from net
  realized gains...............    1,639              614            0            0         0           0            0
Mortality and expense risk
  charges......................     (180)             (96)         (42)         (96)      (90)       (130)        (159)
                                 -------          -------      -------     --------   -------     -------     --------
Net investment income (loss)...    1,459              672          (22)         (96)      713         454          131
                                 -------          -------      -------     --------   -------     -------     --------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments.................   (3,339)            (855)        (730)      (9,172)     (456)     (2,907)      (4,931)
  Net change in unrealized
   depreciation of investments.   (5,686)          (2,521)        (392)      (3,445)   (1,161)     (5,696)      (5,308)
                                 -------          -------      -------     --------   -------     -------     --------
Net realized and unrealized
  loss on investments..........   (9,025)          (3,376)      (1,122)     (12,617)   (1,617)     (8,603)     (10,239)
                                 -------          -------      -------     --------   -------     -------     --------
Net decrease in net assets
  resulting from operations....  $(7,566)         $(2,704)     $(1,144)    $(12,713)  $  (904)    $(8,149)    $(10,108)
                                 =======          =======      =======     ========   =======     =======     ========







                                  Total
                                ---------
Dividend income................ $  11,331
Distribution from net
  realized gains...............    25,337
Mortality and expense risk
  charges......................    (2,734)
                                ---------
Net investment income (loss)...    33,934
                                ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments.................   (40,474)
  Net change in unrealized
   depreciation of investments.   (63,670)
                                ---------
Net realized and unrealized
  loss on investments..........  (104,144)
                                ---------
Net decrease in net assets
  resulting from operations.... $ (70,210)
                                =========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                   MONY Custom Estate Master
                               -----------------------------------------------------------------
                                                     MONY Series Fund, Inc.
                               -----------------------------------------------------------------
                                 Intermediate              Long Term               Government
                                   Term Bond                  Bond                 Securities
                                  Subaccount               Subaccount              Subaccount
                               ----------------- -----------------------------  -----------------
                                For the period     For the     For the period    For the period
                                April 2, 2001**   year ended  August 8, 2000**  March 14, 2001**
                                    through      December 31,      through           through
                               December 31, 2001     2001     December 31, 2000 December 31, 2001
                               ----------------- ------------ ----------------- -----------------
From operations:
 Net investment income (loss).      $   (1)        $   494         $   (6)           $    5
 Net realized gain (loss) on
   investments................           3              37              3                 3
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................          13              60            265                94
                                    ------         -------         ------            ------
Net increase (decrease) in
 net assets resulting from
 operations...................          15             591            262               102
                                    ------         -------         ------            ------
From unit transactions:
 Net proceeds from the
   issuance of units..........       1,045           2,505          8,905             5,006
 Net asset value of units
   redeemed or used to meet
   contract obligations.......         (85)           (593)          (288)             (589)
                                    ------         -------         ------            ------
Net increase from unit
 transactions.................         960           1,912          8,617             4,417
                                    ------         -------         ------            ------
Net increase in net assets....         975           2,503          8,879             4,519
Net assets beginning of period           0           8,879              0                 0
                                    ------         -------         ------            ------
Net assets end of period*.....      $  975         $11,382         $8,879            $4,519
                                    ======         =======         ======            ======
Unit transactions:
Units outstanding beginning
 of period....................           0             835              0                 0
Units issued during the period         101             230            864               492
Units redeemed during the
 period.......................          (8)            (54)           (29)              (58)
                                    ------         -------         ------            ------
Units outstanding end of
 period.......................          93           1,011            835               434
                                    ======         =======         ======            ======
----------
*  Includes undistributed net
   investment income (loss)
   of:                              $   (1)        $   488         $   (6)           $    5
                                    ======         =======         ======            ======

** Commencement of operations

                      See notes to financial statements.

                                                  MONY Custom Estate Master
----------------------------------------------------------------------------------------------------------------------------
     MONY Series Fund, Inc.                                     Enterprise Accumulation Trust
-------------------------------  -------------------------------------------------------------------------------------------
             Money                                                      Small Company
             Market                          Equity                         Value                         Managed
           Subaccount                      Subaccount                     Subaccount                     Subaccount
-------------------------------  -----------------------------  -----------------------------  -----------------------------
  For the      For the period      For the     For the period     For the     For the period     For the     For the period
 year ended  February 11, 2000**  year ended  January 4, 2000**  year ended  April 10, 2000**   year ended  April 10, 2000**
December 31,       through       December 31,      through      December 31,      through      December 31,      through
    2001      December 31, 2000      2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000
------------ ------------------- ------------ ----------------- ------------ ----------------- ------------ -----------------
  $  5,827         $ 2,774         $ 8,648         $ 2,217        $ 9,514         $ 2,036        $ 1,030         $  677
         0               0          (3,785)         (2,360)          (804)         (2,265)          (835)           (56)
         0               0          (9,555)           (995)        (7,126)           (133)          (846)          (603)
  --------         -------         -------         -------        -------         -------        -------         ------
     5,827           2,774          (4,692)         (1,138)         1,584            (362)          (651)            18
  --------         -------         -------         -------        -------         -------        -------         ------
   356,079          94,370          56,343          11,044         31,688          16,452         17,719          2,563
   (67,279)         (8,702)         (6,293)           (584)        (4,129)           (611)        (5,076)          (219)
  --------         -------         -------         -------        -------         -------        -------         ------
   288,800          85,668          50,050          10,460         27,559          15,841         12,643          2,344
  --------         -------         -------         -------        -------         -------        -------         ------
   294,627          88,442          45,358           9,322         29,143          15,479         11,992          2,362
    88,442               0           9,322               0         15,479               0          2,362              0
  --------         -------         -------         -------        -------         -------        -------         ------
  $383,069         $88,442         $54,680         $ 9,322        $44,622         $15,479        $14,354         $2,362
  ========         =======         =======         =======        =======         =======        =======         ======
     8,412               0             928               0          1,541               0            236              0
    33,096           9,254           6,560             978          3,125           1,602          1,912            258
    (6,283)           (842)           (762)            (50)          (430)            (61)          (531)           (22)
  --------         -------         -------         -------        -------         -------        -------         ------
    35,225           8,412           6,726             928          4,236           1,541          1,617            236
  ========         =======         =======         =======        =======         =======        =======         ======

  $  8,601         $ 2,774         $10,865         $ 2,217        $11,550         $ 2,036        $ 1,707         $  677
  ========         =======         =======         =======        =======         =======        =======         ======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                 MONY Custom Estate Master
                               ------------------------------------------------------------
                                               Enterprise Accumulation Trust
                               ------------------------------------------------------------
                                       International                    High Yield
                                           Growth                          Bond
                                         Subaccount                     Subaccount
                               -----------------------------  -----------------------------
                                 For the     For the period     For the     For the period
                                year ended  January 4, 2000**  year ended  August 8, 2000**
                               December 31,      through      December 31,      through
                                   2001     December 31, 2000     2001     December 31, 2000
                               ------------ ----------------- ------------ -----------------
From operations:
 Net investment income........   $ 2,336         $   519        $   820         $  152
 Net realized gain (loss) on
   investments................    (1,178)           (129)           (47)            (5)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (6,782)           (768)          (290)          (318)
                                 -------         -------        -------         ------
Net increase (decrease) in
 net assets resulting from
 operations...................    (5,624)           (378)           483           (171)
                                 -------         -------        -------         ------
From unit transactions:
 Net proceeds from the
   issuance of units..........    17,902          14,909          1,541          9,116
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (1,581)           (697)          (520)          (289)
                                 -------         -------        -------         ------
Net increase (decrease) from
 unit transactions............    16,321          14,212          1,021          8,827
                                 -------         -------        -------         ------
Net increase (decrease) in
 net assets...................    10,697          13,834          1,504          8,656
Net assets beginning of period    13,834               0          8,656              0
                                 -------         -------        -------         ------
Net assets end of period*.....   $24,531         $13,834        $10,160         $8,656
                                 =======         =======        =======         ======
Unit transactions:
Units outstanding beginning
 of period....................     1,641               0            903              0
Units issued during the period     2,656           1,720            153            932
Units redeemed during the
 period.......................      (250)            (79)           (52)           (29)
                                 -------         -------        -------         ------
Units outstanding end of
 period.......................     4,047           1,641          1,004            903
                                 =======         =======        =======         ======
----------
*  Includes undistributed net
   investment income of:         $ 2,855         $   519        $   972         $  152
                                 =======         =======        =======         ======

** Commencement of operations

                      See notes to financial statements.

                                                 MONY Custom Estate Master
---------------------------------------------------------------------------------------------------------------------------
                                               Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------------------------------
                                         Growth and                    Small Company                      Equity
            Growth                         Income                         Growth                          Income
          Subaccount                     Subaccount                     Subaccount                      Subaccount
-----------------------------  -----------------------------  ------------------------------  -----------------------------
  For the     For the period     For the     For the period     For the      For the period     For the     For the period
 year ended  January 4, 2000**  year ended   May 30, 2000**    year ended  January 14, 2000**  year ended  April 10, 2000**
December 31,      through      December 31,      through      December 31,      through       December 31,      through
    2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000      2001     December 31, 2000
------------ ----------------- ------------ ----------------- ------------ ------------------ ------------ -----------------
  $     68        $   194        $   164         $     6        $   808         $    34         $    56         $    21
    (2,634)          (212)          (617)              4           (201)             28             171              24
    (2,248)          (945)        (2,117)           (226)           299            (129)         (1,073)            575
  --------        -------        -------         -------        -------         -------         -------         -------
    (4,814)          (963)        (2,570)           (216)           906             (67)           (846)            620
  --------        -------        -------         -------        -------         -------         -------         -------
    45,363         34,869         26,778          12,945         19,290          11,855           8,126          14,497
   (11,723)        (2,872)        (4,593)         (1,185)        (2,384)           (864)         (9,172)           (776)
  --------        -------        -------         -------        -------         -------         -------         -------
    33,640         31,997         22,185          11,760         16,906          10,991          (1,046)         13,721
  --------        -------        -------         -------        -------         -------         -------         -------
    28,826         31,034         19,615          11,544         17,812          10,924          (1,892)         14,341
    31,034              0         11,544               0         10,924               0          14,341               0
  --------        -------        -------         -------        -------         -------         -------         -------
  $ 59,860        $31,034        $31,159         $11,544        $28,736         $10,924         $12,449         $14,341
  ========        =======        =======         =======        =======         =======         =======         =======
     3,218              0          1,167               0          1,074               0           1,313               0
     5,303          3,517          2,935           1,285          2,140           1,158             839           1,388
    (1,396)          (299)          (515)           (118)          (265)            (84)           (870)            (75)
  --------        -------        -------         -------        -------         -------         -------         -------
     7,125          3,218          3,587           1,167          2,949           1,074           1,282           1,313
  ========        =======        =======         =======        =======         =======         =======         =======

  $    262        $   194        $   170         $     6        $   842         $    34         $    77         $    21
  ========        =======        =======         =======        =======         =======         =======         =======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                  MONY Custom Estate Master
                               --------------------------------------------------------------

                                                Enterprise Accumulation Trust
                               --------------------------------------------------------------

                                           Capital                        Multi-Cap
                                        Appreciation                       Growth
                                         Subaccount                      Subaccount
                               ------------------------------  ------------------------------
                                 For the      For the period     For the      For the period
                                year ended  January 14, 2000**  year ended  January 14, 2000**
                               December 31,      through       December 31,      through
                                   2001     December 31, 2000      2001     December 31, 2000
                               ------------ ------------------ ------------ ------------------
From operations:
 Net investment income (loss).   $    82         $   474         $  (146)        $   (24)
 Net realized gain (loss) on
   investments................    (1,204)           (136)         (3,729)           (470)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (2,724)         (1,158)         (1,686)         (4,191)
                                 -------         -------         -------         -------
Net increase (decrease) in
 net assets resulting from
 operations...................    (3,846)           (820)         (5,561)         (4,685)
                                 -------         -------         -------         -------
From unit transactions:
 Net proceeds from the
   issuance of units..........    21,985          14,168          44,917          25,784
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (3,056)         (1,242)         (6,053)         (1,407)
                                 -------         -------         -------         -------
Net increase from unit
 transactions.................    18,929          12,926          38,864          24,377
                                 -------         -------         -------         -------
Net increase in net assets....    15,083          12,106          33,303          19,692
Net assets beginning of period    12,106               0          19,692               0
                                 -------         -------         -------         -------
Net assets end of period*.....   $27,189         $12,106         $52,995         $19,692
                                 =======         =======         =======         =======
Unit transactions:
Units outstanding beginning
 of period....................     1,335               0           2,823               0
Units issued during the period     2,811           1,465           7,402           2,987
Units redeemed during the
 period.......................      (425)           (130)         (1,044)           (164)
                                 -------         -------         -------         -------
Units outstanding end of
 period.......................     3,721           1,335           9,181           2,823
                                 =======         =======         =======         =======
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $   556         $   474         $  (170)        $   (24)
                                 =======         =======         =======         =======

** Commencement of operations

                      See notes to financial statements.

                                                      MONY Custom Estate Master
------------------------------------------------------------------------------------------------------

    Enterprise Accumulation Trust
------------------------------------
                                                 Dreyfus                          Dreyfus
                                                  Stock                          Socially
    Balanced        Mid-Cap Growth                Index                     Responsible Growth
   Subaccount         Subaccount                Subaccount                      Subaccount
----------------- ------------------- -----------------------------  --------------------------------
 For the period     For the period      For the     For the period     For the       For the period
 April 2, 2001**  November 21, 2001**  year ended    May 3, 2000**    year ended  September 13, 2000**
     through            through       December 31,      through      December 31,       through
December 31, 2001  December 31, 2001      2001     December 31, 2000     2001      December 31, 2000
----------------- ------------------- ------------ ----------------- ------------ --------------------
      $  6               $  0           $   936         $   489        $   (24)          $   45
         1                  0            (2,187)            (62)        (1,078)            (498)
        12                  0            (4,494)         (2,975)          (998)            (460)
      ----               ----           -------         -------        -------           ------
        19                  0            (5,745)         (2,548)        (2,100)            (913)
      ----               ----           -------         -------        -------           ------
       434                 28            69,752          31,078         12,202            7,427
       (62)               (14)           (7,098)         (1,938)        (1,622)            (267)
      ----               ----           -------         -------        -------           ------
       372                 14            62,654          29,140         10,580            7,160
      ----               ----           -------         -------        -------           ------
       391                 14            56,909          26,592          8,480            6,247
         0                  0            26,592               0          6,247                0
      ----               ----           -------         -------        -------           ------
      $391               $ 14           $83,501         $26,592        $14,727           $6,247
      ====               ====           =======         =======        =======           ======
         0                  0             2,839               0            717                0
        43                  2             8,193           3,033          1,698              746
        (6)                (1)             (843)           (194)          (225)             (29)
      ----               ----           -------         -------        -------           ------
        37                  1            10,189           2,839          2,190              717
      ====               ====           =======         =======        =======           ======

      $  6               $  0           $ 1,425         $   489        $    21           $   45
      ====               ====           =======         =======        =======           ======


 Fidelity Variable Insurance
        Products Funds
-----------------------------

             VIP
            Growth
          Subaccount
-----------------------------
  For the     For the period
 year ended  January 4, 2000**
December 31,      through
    2001     December 31, 2000
------------ -----------------
  $ 1,459         $  147
   (3,339)          (172)
   (5,686)          (863)
  -------         ------
   (7,566)          (888)
  -------         ------
   77,497          9,608
   (8,000)          (845)
  -------         ------
   69,497          8,763
  -------         ------
   61,931          7,875
    7,875              0
  -------         ------
  $69,806         $7,875
  =======         ======
      850              0
    9,350            931
   (1,011)           (81)
  -------         ------
    9,189            850
  =======         ======

    1,606         $  147
  =======         ======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                 MONY Custom Estate Master
                               ------------------------------------------------------------
                                        Fidelity Variable Insurance Products Funds
                               ------------------------------------------------------------
                                           VIP II                        VIP III
                                         Contrafund                Growth Opportunities
                                         Subaccount                     Subaccount
                               -----------------------------  -----------------------------
                                 For the     For the period     For the     For the period
                                year ended   July 6, 2000**    year ended  January 4, 2000**
                               December 31,      through      December 31,      through
                                   2001     December 31, 2000     2001     December 31, 2000
                               ------------ ----------------- ------------ -----------------
From operations:
 Net investment income (loss).   $   672         $   (15)       $   (22)        $  102
 Net realized loss on
   investments................      (855)           (235)          (730)           (33)
 Net change in unrealized
   depreciation of investments    (2,521)           (407)          (392)          (301)
                                 -------         -------        -------         ------
Net increase (decrease) in
 net assets resulting from
 operations...................    (2,704)           (657)        (1,144)          (232)
                                 -------         -------        -------         ------
From unit transactions:
 Net proceeds from the
   issuance of units..........    34,282          15,297         16,439          4,853
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (3,472)           (694)        (1,440)          (331)
                                 -------         -------        -------         ------
Net increase from unit
 transactions.................    30,810          14,603         14,999          4,522
                                 -------         -------        -------         ------
Net increase in net assets....    28,106          13,946         13,855          4,290
Net assets beginning of period    13,946               0          4,290              0
                                 -------         -------        -------         ------
Net assets end of period*.....   $42,052         $13,946        $18,145         $4,290
                                 =======         =======        =======         ======
Unit transactions:
Units outstanding beginning
 of period....................     1,486               0            496              0
Units issued during the period     4,057           1,558          2,154            530
Units redeemed during the
 period.......................      (411)            (72)          (191)           (34)
                                 -------         -------        -------         ------
Units outstanding end of
 period.......................     5,132           1,486          2,459            496
                                 =======         =======        =======         ======
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $   657         $   (15)       $    80         $  102
                                 =======         =======        =======         ======

** Commencement of operations

                      See notes to financial statements.

                                                              MONY Custom Estate Master
---------------------------------------------------------------------------------------------------------------------------
                                                    Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------
          Aggressive                                                     Capital                       Worldwide
            Growth                        Balanced                     Appreciation                      Growth
          Subaccount                     Subaccount                     Subaccount                     Subaccount
-----------------------------  -----------------------------  -----------------------------  -----------------------------
  For the     For the period     For the     For the period     For the     For the period     For the     For the period
 year ended   April 7, 2000**   year ended  January 4, 2000**  year ended   April 7, 2000**   year ended  January 4, 2000**
December 31,      through      December 31,      through      December 31,      through      December 31,      through
    2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000
------------ ----------------- ------------ ----------------- ------------ ----------------- ------------ -----------------
  $    (96)       $   909        $   713         $  215         $   454         $   103        $    131        $   837
    (9,172)          (636)          (456)           (23)         (2,907)           (115)         (4,931)        (1,375)
    (3,445)        (5,266)        (1,161)          (180)         (5,696)         (2,236)         (5,308)        (3,061)
  --------        -------        -------         ------         -------         -------        --------        -------
   (12,713)        (4,993)          (904)            12          (8,149)         (2,248)        (10,108)        (3,599)
  --------        -------        -------         ------         -------         -------        --------        -------
    40,375         18,599         34,764          6,569          45,861          15,710          62,365         28,087
    (5,189)        (1,289)        (4,874)          (454)         (5,894)         (1,216)         (7,786)        (1,593)
  --------        -------        -------         ------         -------         -------        --------        -------
    35,186         17,310         29,890          6,115          39,967          14,494          54,579         26,494
  --------        -------        -------         ------         -------         -------        --------        -------
    22,473         12,317         28,986          6,127          31,818          12,246          44,471         22,895
    12,317              0          6,127              0          12,246               0          22,895              0
  --------        -------        -------         ------         -------         -------        --------        -------
  $ 34,790        $12,317        $35,113         $6,127         $44,064         $12,246        $ 67,366        $22,895
  ========        =======        =======         ======         =======         =======        ========        =======
     2,017              0            608              0           1,653               0           2,643              0
     8,696          2,178          3,571            652           6,927           1,798           8,523          2,807
    (1,264)          (161)          (508)           (44)           (957)           (145)         (1,100)          (164)
  --------        -------        -------         ------         -------         -------        --------        -------
     9,449          2,017          3,671            608           7,623           1,653          10,066          2,643
  ========        =======        =======         ======         =======         =======        ========        =======

  $    813        $   909        $   928         $  215         $   557         $   103        $    968        $   837
  ========        =======        =======         ======         =======         =======        ========        =======






          Total
------------------------
  For the      For the
 year ended  period ended
December 31, December 31,
    2001         2000
------------ ------------
 $   33,934    $ 11,906
    (40,474)     (8,723)
    (63,670)    (24,375)
 ----------    --------
    (70,210)    (21,192)
 ----------    --------
  1,050,286     408,705
   (168,577)    (28,363)
 ----------    --------
    881,709     380,342
 ----------    --------
    811,499     359,150
    359,150           0
 ----------    --------
 $1,170,649    $359,150
 ==========    ========







 $   45,840    $ 11,906
 ==========    ========

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are twenty-six MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Certain subaccounts of MONY Custom Estate Master commenced operations during the year ended December 31, 2000 and the remaining subaccounts commenced operations during the period ended December 31, 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distribution of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes for all of the MONY Custom Estate Master Subaccounts for the period ended December 31, 2001 aggregated $116,337.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master Subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2001, MONY received $371 in aggregate from certain Funds in connection with MONY Custom Estate Master subaccounts.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2001 were as follows:

                                               Cost of Shares
                                                  Acquired    Proceeds from
                                                 (Excludes       Shares
MONY Custom Estate Master Subaccounts          Reinvestments)   Redeemed
-------------------------------------          -------------- -------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio..............    $  1,044       $    85
Long Term Bond Portfolio......................       2,514           640
Government Securities Portfolio...............       5,006           595
Money Market Portfolio........................     356,503        68,408

Enterprise Accumulation Trust
Equity Portfolio..............................      58,316         8,405
Small Company Value Portfolio.................      33,678         6,231
Managed Portfolio.............................      17,727         5,124
International Growth Portfolio................      17,939         1,693
High Yield Bond Portfolio.....................       1,540           555
Growth Portfolio..............................      48,473        14,999
Growth and Income Portfolio...................      26,778         4,675
Small Company Growth Portfolio................      19,324         2,497
Equity Income Portfolio.......................       8,126         9,222
Capital Appreciation Portfolio................      22,021         3,175
Multi-Cap Growth Portfolio....................      45,755         7,043
Balanced Portfolio............................         434            62
Mid-Cap Growth Portfolio......................          36            22

Dreyfus
Dreyfus Stock Index Fund......................      70,836         8,377
Dreyfus Socially Responsible Growth Fund, Inc.      13,794         3,250

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..........................      79,466        10,144
VIP II Contrafund Portfolio...................      34,319         3,609
VIP III Growth Opportunities Portfolio........      17,538         2,580

Janus Aspen Series
Aggressive Growth Portfolio...................      43,057         7,973
Balanced Portfolio............................      34,771         4,969
Capital Appreciation Portfolio................      46,357         6,523
Worldwide Growth Portfolio....................      65,154        10,742

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                                                 At December 31, 2001      For the period ended December 31, 2001
                                                            --------------------------     -----------------------------------
                                                                                           Investment
                                                                               Net Assets    Income           Expense     Total
MONY Custom Estate Master Subaccounts                       Units  Unit Values   (000s)      Ratio*           Ratio**   Return***
-------------------------------------                       ------ ----------- ----------  ----------         -------   ---------
MONY Series Fund, Inc.
Intermediate Term Bond Subaccount (1)......................     93   $10.52       $  1        0.00%(^)         0.35%(^)    5.20%
Long Term Bond Subaccount..................................  1,011    11.26         11        5.15             0.35        5.93
Government Securities Subaccount (2).......................    434    10.41          5        0.60(^)          0.35(^)     4.10
Money Market Subaccount.................................... 35,225    10.88        383        3.23             0.35        3.52

Enterprise Accumulation Trust
Equity Subaccount..........................................  6,726     8.13         55        0.00             0.35      (19.10)
Small Company Value Subaccount.............................  4,236    10.54         45        0.30             0.35        4.88
Managed Subaccount.........................................  1,617     8.88         14        2.76             0.35      (11.38)
International Growth Subaccount............................  4,047     6.06         25        0.71             0.35      (28.11)
High Yield Bond Subaccount.................................  1,004    10.12         10        8.79             0.35        5.53
Growth Subaccount..........................................  7,125     8.40         60        0.51             0.35      (12.86)
Growth and Income Subaccount...............................  3,587     8.69         31        1.09             0.35      (12.13)
Small Company Growth Subaccount............................  2,949     9.74         29        0.00             0.35       (4.23)
Equity Income Subaccount...................................  1,282     9.71         12        0.81             0.35      (11.08)
Capital Appreciation Subaccount............................  3,721     7.31         27        0.72             0.35      (19.40)
Multi-Cap Growth Subaccount................................  9,181     5.77         53        0.00             0.35      (17.34)
Balanced Subaccount (1)....................................     37    10.51          0(^^)    2.77(^)          0.35(^)     5.10
Mid-Cap Growth Subaccount (3)..............................      1    10.58          0(^^)    0.00(^)          0.35(^)     5.80

Dreyfus
Dreyfus Stock Index Subaccount............................. 10,189     8.20         84        0.49             0.35      (12.49)
Dreyfus Socially Responsible Growth Subaccount.............  2,190     6.72         15        0.10             0.35      (22.94)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount......................................  9,189     7.60         70        0.00             0.35      (18.02)
VIP II Contrafund Subaccount...............................  5,132     8.19         42        0.56             0.35      (12.69)
VIP III Growth Opportunities Subaccount....................  2,459     7.38         18        0.17             0.35      (14.78)

Janus Aspen Series
Aggressive Growth Subaccount...............................  9,449     3.68         35        0.00             0.35      (39.67)
Balanced Subaccount........................................  3,671     9.57         35        3.12             0.35       (4.97)
Capital Appreciation Subaccount............................  7,623     5.78         44        1.57             0.35      (22.00)
Worldwide Growth Subaccount................................ 10,066     6.69         67        0.64             0.35      (22.75)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)

5. Financial Highlights: (continued)

       recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account,consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(/\)   Annualized
(/\/\) Amounts round to less than one thousand dollars

(1) For the period April 2, 2001 (commencement of operations) through December 31, 2001.
(2) For the period March 14, 2001 (commencement of operations) through December 31, 2001.
(3) For the period November 21, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- Strategist and MONYEquity Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's Subaccounts of MONY Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001


                                                                 Strategist
                               -----------------------------------------------------------------------------
                                                      MONY Series Fund, Inc.
                               --------------------------------------------------------------------
                                 Equity     Equity   Intermediate Long Term                Money
                                 Growth     Income    Term Bond      Bond    Diversified   Market
                               Subaccount Subaccount  Subaccount  Subaccount Subaccount  Subaccount  Total
                               ---------- ---------- ------------ ---------- ----------- ---------- --------
           ASSETS
Shares held in respective
  Funds.......................     3,558     2,503         688        1,138      7,918     46,063
                                ========   =======     =======     ========   ========    =======
Investments at cost...........  $ 79,424   $49,531     $ 7,307     $ 13,604   $125,411    $46,063   $321,340
                                ========   =======     =======     ========   ========    =======   ========
Investments in respective
  Funds, at net asset value...  $ 57,278   $40,954     $ 7,758     $ 15,231   $ 87,805    $46,063   $255,089
Amount due from MONY..........         7         7           0            7          0          2         23
Amount due from respective
  Funds.......................       123         8           0            8      1,722          3      1,864
                                --------   -------     -------     --------   --------    -------   --------
       Total assets...........    57,408    40,969       7,758       15,246     89,527     46,068    256,976
                                --------   -------     -------     --------   --------    -------   --------
         LIABILITIES
Amount due to MONY............       140        20           2           13      1,748         17      1,940
Amount due to respective Funds         7         7           0            7          0          2         23
                                --------   -------     -------     --------   --------    -------   --------
       Total liabilities......       147        27           2           20      1,748         19      1,963
                                --------   -------     -------     --------   --------    -------   --------
Net assets....................  $ 57,261   $40,942     $ 7,756     $ 15,226   $ 87,779    $46,049   $255,013
                                ========   =======     =======     ========   ========    =======   ========
Net assets consist of:
  Contractholders' net
   payments...................  $(27,307)  $ 5,221     $(4,445)    $(21,865)  $ 16,742    $16,111   $(15,543)
  Undistributed net
   investment income..........    99,666    40,497      10,528       29,824     98,544     29,938    308,997
  Accumulated net realized
   gain on investments........     7,048     3,801       1,222        5,640     10,099          0     27,810
  Net unrealized appreciation
   (depreciation) of
   investments................   (22,146)   (8,577)        451        1,627    (37,606)         0    (66,251)
                                --------   -------     -------     --------   --------    -------   --------
Net assets....................  $ 57,261   $40,942     $ 7,756     $ 15,226   $ 87,779    $46,049   $255,013
                                ========   =======     =======     ========   ========    =======   ========
Number of units outstanding*..     1,054       815         295          478      2,071      2,246
                                ========   =======     =======     ========   ========    =======
Net asset value per unit
  outstanding*................  $  54.34   $ 50.21     $ 26.31     $  31.82   $  42.39    $ 20.50
                                ========   =======     =======     ========   ========    =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                                            MONYEquity Master
                               --------------------------------------------------------------------------
                                          MONY Series Fund, Inc.              Enterprise Accumulation Trust
                               ---------------------------------------------  ----------------------------
                               Government  Intermediate Long Term    Money                    Small Company
                               Securities   Term Bond      Bond      Market      Equity           Value
                               Subaccount   Subaccount  Subaccount Subaccount  Subaccount      Subaccount
                               ----------  ------------ ---------- ----------  -----------    -------------
           ASSETS
Shares held in respective
  Funds.......................    19,036       10,606      21,831    503,416      367,499          221,561
                                ========     ========    ========   ========   ===========     ===========
Investments at cost...........  $208,728     $114,219    $274,319   $503,416  $10,147,830      $ 5,471,084
                                ========     ========    ========   ========   ===========     ===========
Investments in respective
  Funds, at net asset value...  $218,149     $119,526    $292,092   $503,416  $ 6,372,434      $ 4,340,372
Amount due from MONY..........         0            0         101      1,281        6,877            5,011
Amount due from respective
  Funds.......................        35           15          68        135        3,239            2,333
                                --------     --------    --------   --------   -----------     -----------
       Total assets...........   218,184      119,541     292,261    504,832    6,382,550        4,347,716
                                --------     --------    --------   --------   -----------     -----------
         LIABILITIES
Amount due to MONY............       115           59         175        321        5,623            3,907
Amount due to respective Funds         0            0         101      1,281        6,877            5,011
                                --------     --------    --------   --------   -----------     -----------
       Total liabilities......       115           59         276      1,602       12,500            8,918
                                --------     --------    --------   --------   -----------     -----------
Net assets....................  $218,069     $119,482    $291,985   $503,230  $ 6,370,050      $ 4,338,798
                                ========     ========    ========   ========   ===========     ===========
Net assets consist of:
  Contractholders' net
   payments...................  $192,755     $105,937    $252,610   $440,544  $ 7,357,060      $ 3,643,616
  Undistributed net
   investment income (loss)...    16,076        8,828      32,704     62,686    3,575,509        1,919,772
  Accumulated net realized
   gain (loss) on investments.      (183)        (590)    (11,102)         0     (787,123)         (93,878)
  Net unrealized appreciation
   (depreciation) of
   investments................     9,421        5,307      17,773          0   (3,775,396)      (1,130,712)
                                --------     --------    --------   --------   -----------     -----------
Net assets....................  $218,069     $119,482    $291,985   $503,230  $ 6,370,050      $ 4,338,798
                                ========     ========    ========   ========   ===========     ===========
Number of units outstanding*..    16,863        9,128      21,528     40,522      532,023          204,616
                                ========     ========    ========   ========   ===========     ===========
Net asset value per unit
  outstanding*................  $  12.93     $  13.09    $  13.56   $  12.42  $     11.97      $     21.20
                                ========     ========    ========   ========   ===========     ===========

----------
*  Units outstanding have been rounded for presentation purposes.
** Amounts round to less than one.

                      See notes to financial statements.

                                        MONYEquity Master
------------------------------------------------------------------------------------------------
                                  Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------
             International High Yield            Growth and   Capital
 Managed        Growth        Bond      Growth     Income   Appreciation  Balanced  Equity Income
Subaccount    Subaccount   Subaccount Subaccount Subaccount  Subaccount  Subaccount  Subaccount
-----------  ------------- ---------- ---------- ---------- ------------ ---------- -------------
    436,998      270,358     137,761     46,563    103,772      15,628         0**        430
===========   ==========    ========   ========   ========    ========     =====       ======
$11,529,170   $1,797,787    $655,293   $269,304   $641,764    $105,746     $   1       $2,060
===========   ==========    ========   ========   ========    ========     =====       ======
$ 8,565,159   $1,170,648    $597,883   $242,595   $561,409    $ 88,924     $   1       $2,160
      8,316           60          28          0          0           0         0            0
      4,342          736         319          0          0           0         0            0
-----------   ----------    --------   --------   --------    --------     -----       ------
  8,577,817    1,171,444     598,230    242,595    561,409      88,924         1        2,160
-----------   ----------    --------   --------   --------    --------     -----       ------
      7,487        1,160         539         89        205          32         0            1
      8,316           60          28          0          0           0         0            0
-----------   ----------    --------   --------   --------    --------     -----       ------
     15,803        1,220         567         89        205          32         0            1
-----------   ----------    --------   --------   --------    --------     -----       ------
$ 8,562,014   $1,170,224    $597,663   $242,506   $561,204    $ 88,892     $   1       $2,159
===========   ==========    ========   ========   ========    ========     =====       ======
$ 8,645,920   $1,490,276    $566,796   $313,781   $652,742    $112,086     $ 208       $2,303
  5,095,137      298,152     140,418      3,993       (328)      3,235        32           17

 (2,215,032)       8,935     (52,141)   (48,559)   (10,855)     (9,607)     (239)        (261)

 (2,964,011)    (627,139)    (57,410)   (26,709)   (80,355)    (16,822)        0          100
-----------   ----------    --------   --------   --------    --------     -----       ------
$ 8,562,014   $1,170,224    $597,663   $242,506   $561,204    $ 88,892     $   1       $2,159
===========   ==========    ========   ========   ========    ========     =====       ======
    631,443      117,820      48,673     28,653     65,041      11,976         0**        231
===========   ==========    ========   ========   ========    ========     =====       ======
$     13.56   $     9.93    $  12.28   $   8.46   $   8.63    $   7.42     $9.18       $ 9.35
===========   ==========    ========   ========   ========    ========     =====       ======

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                               MONYEquity Master
                                  -----------------------------------------
                                                  Enterprise
                                              Accumulation Trust
                                  -----------------------------------------

                                               Small
                                  Multi-Cap   Company    Mid-Cap   Worldwide
                                    Growth     Growth     Growth     Growth
                                  Subaccount Subaccount Subaccount Subaccount
                                  ---------- ---------- ---------- ----------
              ASSETS
   Shares held in respective
     Funds.......................      595        636        469          0**
                                    ======     ======     ======     ======
   Investments at cost...........   $5,147     $4,898     $3,728     $    1
                                    ======     ======     ======     ======
   Investments in respective
     Funds, at net asset value...   $5,013     $5,006     $3,598     $    1
   Amount due from MONY..........        0          0          0          0
   Amount due from respective
     Funds.......................        0          0          0          0
                                    ------     ------     ------     ------
          Total assets...........    5,013      5,006      3,598          1
                                    ------     ------     ------     ------
            LIABILITIES
   Amount due to MONY............        2          1          1          1
   Amount due to respective Funds        0          0          0          0
                                    ------     ------     ------     ------
          Total liabilities......        2          1          1          1
                                    ------     ------     ------     ------
   Net assets....................   $5,011     $5,005     $3,597     $    0**
                                    ======     ======     ======     ======
   Net assets consist of:
     Contractholders' net
      payments...................   $5,199     $4,815     $3,752     $    1
     Undistributed net
      investment income (loss)...      (13)       100         (7)        (1)
     Accumulated net realized
      loss on investments........      (41)       (18)       (18)         0
     Net unrealized appreciation
      (depreciation) of
      investments................     (134)       108       (130)         0
                                    ------     ------     ------     ------
   Net assets....................   $5,011     $5,005     $3,597     $    0**
                                    ======     ======     ======     ======
   Number of units outstanding*..      572        476        379          0**
                                    ======     ======     ======     ======
   Net asset value per unit
     outstanding*................   $ 8.76     $10.51     $ 9.49     $10.01
                                    ======     ======     ======     ======

----------
*  Units outstanding have been rounded for presentation purposes.
** Amounts round to less than one.

                      See notes to financial statements.

                                                  MONYEquity Master
--------------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance
                                 Products Funds                         Janus Aspen Series
                       ----------------------------------  --------------------------------------------
             Dreyfus
 Dreyfus    Socially                            VIP III
  Stock    Responsible    VIP       VIP II      Growth     Aggressive              Capital    Worldwide
  Index      Growth      Growth   Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
Subaccount Subaccount  Subaccount Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount    Total
---------- ----------- ---------- ---------- ------------- ---------- ---------- ------------ ---------- -----------
    5,350        14        5,988      5,675        122          151        623       12,458       8,359
 ========     =====     ========   ========     ======       ======    =======     ========    ========
 $174,790     $ 383     $244,103   $124,687     $1,984       $3,642    $14,614     $335,016    $290,112  $32,923,826
 ========     =====     ========   ========     ======       ======    =======     ========    ========  ===========
 $157,076     $ 375     $200,481   $113,830     $1,844       $3,325    $14,053     $258,122    $238,564  $24,076,056
        0         0            0          0          0            0          0            0           0       21,674
        0         0            0          0          0            0          0            0           0       11,222
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
  157,076       375      200,481    113,830      1,844        3,325     14,053      258,122     238,564   24,108,952
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
       56         1           73         41          1            1          5           93          85       20,074
        0         0            0          0          0            0          0            0           0       21,674
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
       56         1           73         41          1            1          5           93          85       41,748
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
 $157,020     $ 374     $200,408   $113,789     $1,843       $3,324    $14,048     $258,029    $238,479  $24,067,204
 ========     =====     ========   ========     ======       ======    =======     ========    ========  ===========
 $181,900     $ 392     $262,207   $129,243     $2,000       $3,693    $14,356     $356,047    $330,667  $25,070,906
    3,083        (1)      10,325      1,768         (7)          (9)       312        2,938       7,718   11,182,437
  (10,249)       (9)     (28,502)    (6,365)       (10)         (43)       (59)     (24,062)    (48,358)  (3,338,369)
  (17,714)       (8)     (43,622)   (10,857)      (140)        (317)      (561)     (76,894)    (51,548)  (8,847,770)
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
 $157,020     $ 374     $200,408   $113,789     $1,843       $3,324    $14,048     $258,029    $238,479  $24,067,204
 ========     =====     ========   ========     ======       ======    =======     ========    ========  ===========
   19,709        44       26,701     13,866        199          413      1,435       39,919      38,546
 ========     =====     ========   ========     ======       ======    =======     ========    ========
 $   7.96     $8.57     $   7.51   $   8.21     $ 9.27       $ 8.04    $  9.79     $   6.46    $   6.19
 ========     =====     ========   ========     ======       ======    =======     ========    ========

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                                  Strategist
                                 --------------------------------------------
                                            MONY Series Fund, Inc.
                                 --------------------------------------------
                                   Equity     Equity   Intermediate Long Term
                                   Growth     Income    Term Bond      Bond
                                 Subaccount Subaccount  Subaccount  Subaccount
                                 ---------- ---------- ------------ ----------
  Dividend income...............  $      0   $    745      $404        $800
  Distribution from net
    realized gains..............    39,765      4,339         0           0
  Mortality and expense risk
    charges.....................      (428)      (261)      (46)        (93)
                                  --------   --------      ----        ----
  Net investment income.........    39,337      4,823       358         707
                                  --------   --------      ----        ----
  Realized and unrealized gain
    (loss) on investments:
    Net realized gain (loss) on
     investments................   (42,503)    (5,128)       27         140
    Net change in unrealized
     appreciation
     (depreciation) of
     investments................   (14,629)    (5,340)      194           0
                                  --------   --------      ----        ----
  Net realized and unrealized
    gain (loss) on investments..   (57,132)   (10,468)      221         140
                                  --------   --------      ----        ----
  Net increase (decrease) in
    net assets resulting from
    operations..................  $(17,795)  $ (5,645)     $579        $847
                                  ========   ========      ====        ====

                      See notes to financial statements.

           Strategist                                          MONYEquity Master
--------------------------------  --------------------------------------------------------------------------
MONY Series Fund, Inc.                       MONY Series Fund, Inc.              Enterprise Accumulation Trust
---------------------             --------------------------------------------   ----------------------------
              Money               Government  Intermediate Long Term    Money                    Small Company
Diversified   Market              Securities   Term Bond      Bond      Market      Equity           Value
Subaccount  Subaccount   Total    Subaccount   Subaccount  Subaccount Subaccount  Subaccount      Subaccount
----------- ---------- ---------  ----------  ------------ ---------- ----------  -----------    -------------
 $  1,084     $1,371   $   4,404   $ 8,580       $4,906     $13,289    $15,293   $         0      $   10,504
   25,206          0      69,310         0            0           0          0     1,112,840       1,063,087
     (576)      (239)     (1,643)   (1,479)        (760)     (2,024)    (3,192)      (47,028)        (30,559)
 --------     ------   ---------   -------       ------     -------    -------    -----------     ----------
   25,714      1,132      72,071     7,101        4,146      11,265     12,101     1,065,812       1,043,032
 --------     ------   ---------   -------       ------     -------    -------    -----------     ----------
     (771)         0     (48,235)    1,848          373       3,331          0      (863,163)       (200,237)
  (42,095)         0     (61,870)    1,700        2,572        (686)         0    (1,586,564)       (673,717)
 --------     ------   ---------   -------       ------     -------    -------    -----------     ----------

  (42,866)         0    (110,105)    3,548        2,945       2,645          0    (2,449,727)       (873,954)
 --------     ------   ---------   -------       ------     -------    -------    -----------     ----------
 $(17,152)    $1,132   $ (38,034)  $10,649       $7,091     $13,910    $12,101   $(1,383,915)     $  169,078
 ========     ======   =========   =======       ======     =======    =======    ===========     ==========

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                MONYEquity Master
                               ---------------------------------------------------
                                          Enterprise Accumulation Trust
                               ---------------------------------------------------

                                            International  High Yield
                                 Managed       Growth         Bond        Growth
                                Subaccount   Subaccount    Subaccount   Subaccount
                               ------------ ------------- ------------ ------------
                               For the year For the year  For the year For the year
                                  ended         ended        ended        ended
                               December 31, December 31,  December 31, December 31,
                                   2001         2001          2001         2001
                               ------------ ------------- ------------ ------------
Dividend income............... $   186,893    $   8,316     $ 50,265     $  1,010
Distribution from net
  realized gains..............     447,182      128,816            0            0
Mortality and expense risk
  charges.....................     (64,039)      (9,119)      (4,258)      (1,585)
                               -----------    ---------     --------     --------
Net investment income (loss)..     570,036      128,013       46,007         (575)
                               -----------    ---------     --------     --------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments................  (1,347,132)     (98,675)     (18,199)      (4,515)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (296,366)    (445,255)      (1,547)     (22,821)
                               -----------    ---------     --------     --------

Net realized and unrealized
  gain (loss) on investments..  (1,643,498)    (543,930)     (19,746)     (27,336)
                               -----------    ---------     --------     --------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(1,073,462)   $(415,917)    $ 26,261     $(27,911)
                               ===========    =========     ========     ========

** Commencement of operations.

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                    MONYEquity Master
------------------------------------------------------------------------------------------------------------------------
                                              Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------------------------------

                                                                             Small
 Growth and    Capital                       Equity        Multi-Cap        Company          Mid-Cap         Worldwide
   Income    Appreciation    Balanced        Income          Growth          Growth           Growth          Growth
 Subaccount   Subaccount    Subaccount     Subaccount      Subaccount      Subaccount       Subaccount      Subaccount
------------ ------------ -------------- --------------- -------------- ---------------- ---------------- ---------------
                          For the period For the period  For the period  For the period   For the period  For the period
For the year For the year May 4, 2001**  June 19, 2001** May 18, 2001** August 8, 2001** August 8, 2001** June 13, 2001**
   ended        ended        through         through        through         through          through          through
December 31, December 31,  December 31,   December 31,    December 31,    December 31,     December 31,    December 31,
    2001         2001          2001           2001            2001            2001             2001            2001
------------ ------------ -------------- --------------- -------------- ---------------- ---------------- ---------------
  $  4,977     $    588       $  39           $  31          $   0            $  0            $   0             $ 0
         0            0           0               0              0             108                0               0
    (4,208)        (634)         (7)            (14)           (13)             (8)              (7)             (1)
  --------     --------       -----           -----          -----            ----            -----             ---
       769          (46)         32              17            (13)            100               (7)             (1)
  --------     --------       -----           -----          -----            ----            -----             ---
   (10,658)      (9,362)       (239)           (261)           (41)            (18)             (18)              0
   (65,635)      (9,232)          0             100           (134)            108             (130)              0
  --------     --------       -----           -----          -----            ----            -----             ---
   (76,293)     (18,594)       (239)           (161)          (175)             90             (148)              0
  --------     --------       -----           -----          -----            ----            -----             ---
  $(75,524)    $(18,640)      $(207)          $(144)         $(188)           $190            $(155)            $(1)
  ========     ========       =====           =====          =====            ====            =====             ===

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                           MONYEquity Master
                                -----------------------------------------------------------------------
                                                                      Fidelity Variable Insurance
                                                                             Products Funds
                                                                ---------------------------------------
                                  Dreyfus         Dreyfus                                    VIP III
                                   Stock          Socially          VIP         VIP II        Growth
                                   Index     Responsible Growth    Growth     Contrafund  Opportunities
                                 Subaccount      Subaccount      Subaccount   Subaccount    Subaccount
                                ------------ ------------------ ------------ ------------ --------------
                                               For the period                             For the period
                                For the year   May 15, 2001**   For the year For the year May 15, 2001**
                                   ended          through          ended        ended        through
                                December 31,    December 31,    December 31, December 31,  December 31,
                                    2001            2001            2001         2001          2001
                                ------------ ------------------ ------------ ------------ --------------
Dividend income................   $    650          $  0          $      0     $    543       $   0
Distribution from net
  realized gains...............      1,684             0            12,260        2,172           0
Mortality and expense risk
  charges......................       (958)           (1)           (1,393)        (692)         (7)
                                  --------          ----          --------     --------       -----
Net investment income (loss)...      1,376            (1)           10,867        2,023          (7)
                                  --------          ----          --------     --------       -----
Realized and unrealized loss
  on investments:
  Net realized loss on
   investments.................     (9,710)           (9)          (28,799)      (6,246)        (10)
  Net change in unrealized
   depreciation of investments.     (8,258)           (8)          (18,560)      (7,106)       (140)
                                  --------          ----          --------     --------       -----
Net realized and unrealized
  loss on investments..........    (17,968)          (17)          (47,359)     (13,352)       (150)
                                  --------          ----          --------     --------       -----
Net decrease in net assets
  resulting from operations....   $(16,592)         $(18)         $(36,492)    $(11,329)      $(157)
                                  ========          ====          ========     ========       =====

----------
** Commencement of operations.

                      See notes to financial statements.

                          MONYEquity Master
--------------------------------------------------------------------

                   Janus Aspen Series
-------------------------------------------------------

  Aggressive                     Capital     Worldwide
    Growth        Balanced     Appreciation    Growth
  Subaccount     Subaccount     Subaccount   Subaccount     Total
-------------- --------------- ------------ ------------ ------------
For the period For the period
May 15, 2001** June 13, 2001** For the year For the year For the year
   through         through        ended        ended        ended
 December 31,   December 31,   December 31, December 31, December 31,
     2001           2001           2001         2001         2001
-------------- --------------- ------------ ------------ ------------
    $   0           $ 368        $  3,159     $  1,160   $   310,571
        0               0               0            0     2,768,149
       (9)            (56)         (1,773)      (1,629)     (175,453)
    -----           -----        --------     --------   -----------
       (9)            312           1,386         (469)    2,903,267
    -----           -----        --------     --------   -----------

      (43)            (59)        (23,108)     (45,597)   (2,660,547)

     (317)           (561)        (36,977)      (9,729)   (3,179,263)
    -----           -----        --------     --------   -----------
     (360)           (620)        (60,085)     (55,326)   (5,839,810)
    -----           -----        --------     --------   -----------
    $(369)          $(308)       $(58,699)    $(55,795)  $(2,936,543)
    =====           =====        ========     ========   ===========

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                      Strategist
                               --------------------------------------------------------
                                                MONY Series Fund, Inc.
                               --------------------------------------------------------
                                  Equity Growth       Equity Income    Intermediate Term
                                    Subaccount          Subaccount      Bond Subaccount
                               -------------------  -----------------  ----------------
                                 2001       2000     2001      2000     2001     2000
                               ---------  --------  -------  --------  -------  -------
From operations:
 Net investment income........   $39,337  $ 25,674  $ 4,823  $  7,622  $   358  $   392
 Net realized gain (loss) on
   investments................  (42,503)     7,207   (5,128)   (4,520)      27       12
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (14,629)   (42,699)  (5,340)     (787)     194      108
                               ---------  --------  -------  --------  -------  -------
Net increase (decrease) in
 net assets resulting from
 operations...................   (17,795)   (9,818)  (5,645)    2,315      579      512
                               ---------  --------  -------  --------  -------  -------
From unit transactions:
 Net proceeds from the
   issuance of units..........    10,837     9,102    9,400     8,068      407      407
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (37,289)   (19,117)  (9,050)  (13,604)    (684)    (655)
                               ---------  --------  -------  --------  -------  -------
Net increase (decrease) from
 unit transactions............   (26,452)  (10,015)     350    (5,536)    (277)    (248)
                               ---------  --------  -------  --------  -------  -------
Net increase (decrease) in
 net assets...................   (44,247)  (19,833)  (5,295)   (3,221)     302      264
Net assets beginning of year..   101,508   121,341   46,237    49,458    7,454    7,190
                               ---------  --------  -------  --------  -------  -------
Net assets end of year*....... $  57,261  $101,508  $40,942  $ 46,237  $ 7,756  $ 7,454
                               =========  ========  =======  ========  =======  =======
Unit transactions:
Units outstanding beginning
 of year......................     1,498     1,629      815       919      306      316
Units issued during the year..       189       126      185       157       16       18
Units redeemed during the year      (633)     (257)    (185)     (261)     (27)     (28)
                               ---------  --------  -------  --------  -------  -------
Units outstanding end of year.     1,054     1,498      815       815      295      306
                               =========  ========  =======  ========  =======  =======
----------
*  Includes undistributed net
   investment income of:       $  99,666  $ 60,329  $40,497  $ 35,674  $10,528  $10,170
                               =========  ========  =======  ========  =======  =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                               Strategist
                               --------------------------------------------------------------------------
                                               MONY Series Fund, Inc.
                               ------------------------------------------------------
                                Long Term Bond       Diversified       Money Market
                                  Subaccount         Subaccount         Subaccount            Total
                               ----------------  ------------------  ----------------  ------------------
                                2001     2000      2001      2000     2001     2000      2001      2000
                               -------  -------  --------  --------  -------  -------  --------  --------
From operations:
 Net investment income........ $   707  $   892  $ 25,714  $ 18,903  $ 1,132  $ 1,204  $ 72,071  $ 54,687
 Net realized gain (loss) on
   investments................     140       42      (771)    1,306        0        0   (48,235)    4,047
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................       0    1,085   (42,095)  (28,524)       0        0   (61,870)  (70,817)
                               -------  -------  --------  --------  -------  -------  --------  --------
Net increase (decrease) in
 net assets resulting from
 operations...................     847    2,019   (17,152)   (8,315)   1,132    1,204   (38,034)  (12,083)
                               -------  -------  --------  --------  -------  -------  --------  --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     695      662     1,816     1,816   26,387      225    49,542    20,280
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (1,469)  (1,395)   (4,976)   (3,147)  (3,158)  (3,045)  (56,626)  (40,963)
                               -------  -------  --------  --------  -------  -------  --------  --------
Net increase (decrease) from
 unit transactions............    (774)    (733)   (3,160)   (1,331)  23,229   (2,820)   (7,084)  (20,683)
                               -------  -------  --------  --------  -------  -------  --------  --------
Net increase (decrease) in
 net assets...................      73    1,286   (20,312)   (9,646)  24,361   (1,616)  (45,118)  (32,766)
Net assets beginning of year..  15,153   13,867   108,091   117,737   21,688   23,304   300,131   332,897
                               -------  -------  --------  --------  -------  -------  --------  --------
Net assets end of year*....... $15,226  $15,153  $ 87,779  $108,091  $46,049  $21,688  $255,013  $300,131
                               =======  =======  ========  ========  =======  =======  ========  ========
Unit transactions:
Units outstanding beginning
 of year......................     503      529     2,144     2,169    1,091    1,237
Units issued during the year..      22       24        41        34    1,312       12
Units redeemed during the year     (47)     (50)     (114)      (59)    (157)    (158)
                               -------  -------  --------  --------  -------  -------
Units outstanding end of year.     478      503     2,071     2,144    2,246    1,091
                               =======  =======  ========  ========  =======  =======
----------
*  Includes undistributed net
   investment income of:       $29,824  $29,117  $ 98,544  $ 72,830  $29,938  $28,806  $308,997  $236,926
                               =======  =======  ========  ========  =======  =======  ========  ========

                      See notes to financial statements.

                                  MONYEquity Master
-------------------------------------------------------------------------------------
                                MONY Series Fund, Inc.
-------------------------------------------------------------------------------------
Government Securities  Intermediate Term Bond   Long Term Bond        Money Market
     Subaccount              Subaccount           Subaccount           Subaccount
--------------------   ---------------------  ------------------  --------------------
  2001         2000       2001        2000      2001      2000      2001       2000
--------     --------   --------    --------  --------  --------  ---------  ---------
$  7,101     $  6,723  $  4,146     $  3,492  $ 11,265  $ 11,033  $  12,101  $  18,236
   1,848       (2,432)      373       (1,282)    3,331   (13,149)         0          0

   1,700        8,747     2,572        3,205      (686)   30,688          0          0
--------     --------   --------    --------  --------  --------  ---------  ---------
  10,649       13,038     7,091        5,415    13,910    28,572     12,101     18,236
--------     --------   --------    --------  --------  --------  ---------  ---------
  80,538       95,228    41,738       58,601    86,596    90,649    227,921    813,712

 (43,706)     (62,590)  (15,441)     (18,396)  (52,289)  (40,413)  (110,374)  (958,404)
--------     --------   --------    --------  --------  --------  ---------  ---------
  36,832       32,638    26,297       40,205    34,307    50,236    117,547   (144,692)
--------     --------   --------    --------  --------  --------  ---------  ---------
  47,481       45,676    33,388       45,620    48,217    78,808    129,648   (126,456)
 170,588      124,912    86,094       40,474   243,768   164,960    373,582    500,038
--------     --------   --------    --------  --------  --------  ---------  ---------
$218,069     $170,588  $119,482     $ 86,094  $291,985  $243,768  $ 503,230  $ 373,582
========     ========   ========    ========  ========  ========  =========  =========
  13,956       11,129     7,085        3,569    18,963    14,728     30,993     43,698
   6,354        8,301     3,258        5,116     6,605     7,682     18,556     69,880
  (3,447)      (5,474)   (1,215)      (1,600)   (4,040)   (3,447)    (9,027)   (82,585)
--------     --------   --------    --------  --------  --------  ---------  ---------
  16,863       13,956     9,128        7,085    21,528    18,963     40,522     30,993
========     ========   ========    ========  ========  ========  =========  =========
$ 16,076     $  8,975  $  8,828     $  4,682  $ 32,704  $ 21,439  $  62,686  $  50,585
========     ========   ========    ========  ========  ========  =========  =========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                   MONYEquity Master
                     ----------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
                     ----------------------------------------------------------------------------
                                                  Small Company Value
                         Equity Subaccount            Subaccount            Managed Subaccount
                     ------------------------  ------------------------  ------------------------

                     For the year For the year For the year For the year For the year For the year
                        ended        ended        ended        ended        ended        ended
                     December 31, December 31, December 31, December 31, December 31, December 31,
                         2001         2000         2001         2000         2001         2000
                     ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment
   income (loss).... $ 1,065,812  $ 1,968,620   $1,043,032   $  652,884  $   570,036  $ 2,809,371
 Net realized gain
   (loss) on
   investments......    (863,163)      35,077     (200,237)      89,030   (1,347,132)    (852,352)
 Net change in
   unrealized
   depreciation of
   investments......  (1,586,564)  (2,557,368)    (673,717)    (677,429)    (296,366)  (1,901,207)
                     -----------  -----------   ----------   ----------  -----------  -----------
Net increase
 (decrease) in net
 assets resulting
 from operations....  (1,383,915)    (553,671)     169,078       64,485   (1,073,462)      55,812
                     -----------  -----------   ----------   ----------  -----------  -----------
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............   1,703,994    2,597,938    1,037,221    1,558,529    2,046,956    2,866,619
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......    (969,103)  (1,243,143)    (572,189)    (710,983)  (1,270,158)  (2,636,000)
                     -----------  -----------   ----------   ----------  -----------  -----------
Net increase from
 unit transactions..     734,891    1,354,795      465,032      847,546      776,798      230,619
                     -----------  -----------   ----------   ----------  -----------  -----------
Net increase
 (decrease) in net
 assets.............    (649,024)     801,124      634,110      912,031     (296,664)     286,431
Net assets
 beginning of period   7,019,074    6,217,950    3,704,688    2,792,657    8,858,678    8,572,247
                     -----------  -----------   ----------   ----------  -----------  -----------
Net assets end of
 period*............ $ 6,370,050  $ 7,019,074   $4,338,798   $3,704,688  $ 8,562,014  $ 8,858,678
                     ===========  ===========   ==========   ==========  ===========  ===========
Unit transactions:
Units outstanding
 beginning of period     472,274      393,602      182,442      139,911      575,976      561,265
Units issued during
 the period.........     139,694      150,855       50,013       78,023      146,154      191,987
Units redeemed
 during the period..     (79,945)     (72,183)     (27,839)     (35,492)     (90,687)    (177,276)
                     -----------  -----------   ----------   ----------  -----------  -----------
Units outstanding
 end of period......     532,023      472,274      204,616      182,442      631,443      575,976
                     ===========  ===========   ==========   ==========  ===========  ===========
----------
*  Includes
   undistributed
   net investment
   income (loss) of: $ 3,575,509  $ 2,509,697   $1,919,772   $  876,740  $ 5,095,137  $ 4,525,101
                     ===========  ===========   ==========   ==========  ===========  ===========

** Commencement of operations

                      See notes to financial statements.

                                             MONYEquity Master
----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------
  International Growth         High Yield Bond                Growth                 Growth and Income
       Subaccount                Subaccount                 Subaccount                  Subaccount
------------------------  ------------------------  --------------------------  --------------------------
                                                                 For the period              For the period
For the year For the year For the year For the year For the year May 2, 2000**  For the year May 2, 2000**
   ended        ended        ended        ended        ended        through        ended        through
December 31, December 31, December 31, December 31, December 31,  December 31,  December 31,  December 31,
    2001         2000         2001         2000         2001          2000          2001          2000
------------ ------------ ------------ ------------ ------------ -------------- ------------ --------------
 $  128,013   $  123,699    $ 46,007    $  42,778     $   (575)    $   4,568      $    769      $ (1,097)
    (98,675)      44,665     (18,199)     (25,732)      (4,515)      (44,044)      (10,658)         (197)
   (445,255)    (436,907)     (1,547)     (33,467)     (22,821)       (3,888)      (65,635)      (14,720)
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
   (415,917)    (268,543)     26,261      (16,421)     (27,911)      (43,364)      (75,524)      (16,014)
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
    432,230      732,612     145,404      224,131       81,619       791,837       131,912       610,914
   (234,412)    (337,855)    (82,820)    (152,327)     (19,913)     (539,762)      (71,399)      (18,685)
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
    197,818      394,757      62,584       71,804       61,706       252,075        60,513       592,229
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
   (218,099)     126,214      88,845       55,383       33,795       208,711       (15,011)      576,215
  1,388,323    1,262,109     508,818      453,435      208,711             0       576,215             0
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
 $1,170,224   $1,388,323    $597,663    $ 508,818     $242,506     $ 208,711      $561,204      $576,215
 ==========   ==========    ========    =========     ========     =========      ========      ========
    100,108       74,758      43,551       37,549       21,398             0        58,400             0
     39,323       48,113      12,128       18,734        9,662        78,119        14,623        60,269
    (21,611)     (22,763)     (7,006)     (12,732)      (2,407)      (56,721)       (7,982)       (1,869)
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
    117,820      100,108      48,673       43,551       28,653        21,398        65,041        58,400
 ==========   ==========    ========    =========     ========     =========      ========      ========
 $  298,152   $  170,139    $140,418    $  94,411     $  3,993     $   4,568      $   (328)     $ (1,097)
 ==========   ==========    ========    =========     ========     =========      ========      ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                   MONYEquity Master
                               -----------------------------------------------------------------------------------------
                                                             Enterprise Accumulation Trust
                               -----------------------------------------------------------------------------------------
                                         Capital                              Equity        Multi-Cap     Small Company
                                      Appreciation            Balanced        Income          Growth          Growth
                                       Subaccount            Subaccount     Subaccount      Subaccount      Subaccount
                               --------------------------  -------------- --------------- -------------- ----------------
                                            For the period For the period For the period  For the period  For the period
                               For the year May 2, 2000**  May 4, 2001**  June 19, 2001** May 18, 2001** August 8, 2001**
                                  ended        through        through         through        through         through
                               December 31,  December 31,   December 31,   December 31,    December 31,    December 31,
                                   2001          2000           2001           2001            2001            2001
                               ------------ -------------- -------------- --------------- -------------- ----------------
From operations:
 Net investment income (loss).   $    (46)     $ 3,281        $    32         $    17         $  (13)         $  100
 Net realized gain (loss) on
   investments................     (9,362)        (245)          (239)           (261)           (41)            (18)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (9,232)      (7,590)             0             100           (134)            108
                                 --------      -------        -------         -------         ------          ------
Net increase (decrease) in
 net assets resulting from
 operations...................    (18,640)      (4,554)          (207)           (144)          (188)            190
                                 --------      -------        -------         -------         ------          ------
From unit transactions:
 Net proceeds from the
   issuance of units..........     49,649       98,634          2,610           5,300          5,378           4,941
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (27,711)      (8,486)        (2,402)         (2,997)          (179)           (126)
                                 --------      -------        -------         -------         ------          ------
Net increase from unit
 transactions.................     21,938       90,148            208           2,303          5,199           4,815
                                 --------      -------        -------         -------         ------          ------
Net increase in net assets....      3,298       85,594              1           2,159          5,011           5,005
Net assets beginning of period     85,594            0              0               0              0               0
                                 --------      -------        -------         -------         ------          ------
Net assets end of period*.....   $ 88,892      $85,594        $     1         $ 2,159         $5,011          $5,005
                                 ========      =======        =======         =======         ======          ======
Unit transactions:
Units outstanding beginning
 of period....................      9,254            0              0               0              0               0
Units issued during the period      6,340       10,125            263             556            594             490
Units redeemed during the
 period.......................     (3,618)        (871)          (263)           (325)           (22)            (14)
                                 --------      -------        -------         -------         ------          ------
Units outstanding end of
 period.......................     11,976        9,254              0***          231            572             476
                                 ========      =======        =======         =======         ======          ======
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $  3,235      $ 3,281        $    32         $    17         $  (13)         $  100
                                 ========      =======        =======         =======         ======          ======
** Commencement of operations
***Amounts round to less than
   one

                      See notes to financial statements.

                                              MONYEquity Master
------------------------------------------------------------------------------------------------------------
                                                                                  Fidelity Variable Insurance
 Enterprise Accumulation Trust                                                          Products Funds
-----------------------------                                                     --------------------------
    Mid-Cap         Worldwide              Dreyfus                 Dreyfus                    VIP
     Growth          Growth              Stock Index         Socially Responsible           Growth
   Subaccount      Subaccount            Subaccount           Growth Subaccount           Subaccount
---------------- --------------- --------------------------  -------------------- --------------------------
 For the period  For the period               For the period    For the period                 For the period
August 8, 2001** June 13, 2001** For the year May 2, 2000**     May 15, 2001**    For the year May 11, 2000**
    through          through        ended        through           through           ended        through
  December 31,    December 31,   December 31,  December 31,      December 31,     December 31,  December 31,
      2001            2001           2001          2000              2001             2001          2000
---------------- --------------- ------------ -------------- -------------------- ------------ --------------
     $   (7)           $(1)        $  1,376      $  1,707            $ (1)          $ 10,867      $   (542)
        (18)             0           (9,710)         (539)             (9)           (28,799)          297
       (130)             0           (8,258)       (9,456)             (8)           (18,560)      (25,062)
     ------            ---         --------      --------            ----           --------      --------
       (155)            (1)         (16,592)       (8,288)            (18)           (36,492)      (25,307)
     ------            ---         --------      --------            ----           --------      --------
      3,876              1          103,848       121,260             469            109,238       222,452
       (124)             0          (35,305)       (7,903)            (77)           (54,494)      (14,989)
     ------            ---         --------      --------            ----           --------      --------
      3,752              1           68,543       113,357             392             54,744       207,463
     ------            ---         --------      --------            ----           --------      --------
      3,597              0***        51,951       105,069             374             18,252       182,156
          0              0          105,069             0               0            182,156             0
     ------            ---         --------      --------            ----           --------      --------
     $3,597            $ 0***      $157,020      $105,069            $374           $200,408      $182,156
     ======            ===         ========      ========            ====           ========      ========
          0              0           11,492             0               0             19,810             0
        393              0***        12,533        12,300              53             13,854        21,273
        (14)             0           (4,316)         (808)             (9)            (6,963)       (1,463)
     ------            ---         --------      --------            ----           --------      --------
        379              0***        19,709        11,492              44             26,701        19,810
     ======            ===         ========      ========            ====           ========      ========
     $   (7)           $(1)        $  3,083      $  1,707            $ (1)          $ 10,325      $   (542)
     ======            ===         ========      ========            ====           ========      ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                         MONYEquity Master
                               --------------------------------------------------------------------
                                                                                      Janus Aspen
                                   Fidelity Variable Insurance Products Funds           Series
                               --------------------------------------------------  -----------------
                                           VIP II                   VIP III           Aggressive
                                         Contrafund           Growth Opportunities      Growth
                                         Subaccount                Subaccount         Subaccount
                               -----------------------------  -------------------- -----------------

                               For the year  For the period      For the period     For the period
                                  ended       May 2, 2000**      May 15, 2001**     May 15, 2001**
                               December 31,      through            through             through
                                   2001     December 31, 2000  December 31, 2001   December 31, 2001
                               ------------ ----------------- -------------------- -----------------
From operations:
 Net investment income (loss).     $2,023        $  (255)            $   (7)            $   (9)
 Net realized loss on
   investments................    (6,246)           (119)               (10)               (43)
 Net change in unrealized
   depreciation of investments    (7,106)         (3,751)              (140)              (317)
                                ---------        -------             ------             ------
Net decrease in net assets
 resulting from operations....    (11,329)        (4,125)              (157)              (369)
                                ---------        -------             ------             ------
From unit transactions:
 Net proceeds from the
   issuance of units..........     66,691         92,416              2,088              3,879
 Net asset value of units
   redeemed or used to
   meet contract obligations..   (23,568)         (6,296)               (88)              (186)
                                ---------        -------             ------             ------
Net increase from unit
 transactions.................     43,123         86,120              2,000              3,693
                                ---------        -------             ------             ------
Net increase in net assets....     31,794         81,995              1,843              3,324
Net assets beginning of period     81,995              0                  0                  0
                                ---------        -------             ------             ------
Net assets end of period*.....  $ 113,789        $81,995             $1,843             $3,324
                                =========        =======             ======             ======
Unit transactions:
Units outstanding beginning
 of period....................      8,689              0                  0                  0
Units issued during the period      8,027          9,334                208                437
Units redeemed during the
 period.......................     (2,850)          (645)                (9)               (24)
                                ---------        -------             ------             ------
Units outstanding end of
 period.......................     13,866          8,689                199                413
                                =========        =======             ======             ======
----------
*  Includes undistributed net
   investment income (loss)
   of:                          $   1,768        $  (255)            $   (7)            $   (9)
                                =========        =======             ======             ======

** Commencement of operations

                      See notes to financial statements.

                                                 MONYEquity Master
-------------------------------------------------------------------------------------------------------------------

                              Janus Aspen Series
-------------------------------------------------------------------------------
                             Capital                       Worldwide
    Balanced               Appreciation                      Growth
   Subaccount               Subaccount                     Subaccount                          Total
----------------- -----------------------------  -----------------------------  ----------------------------------
 For the period   For the year  For the period   For the year  For the period
 June 13, 2001**     ended       May 4, 2000**      ended       May 2, 2000**     For the year      For the year
     through      December 31,      through      December 31,      through            ended             ended
December 31, 2001     2001     December 31, 2000     2001     December 31, 2000 December 31, 2001 December 31, 2000
----------------- ------------ ----------------- ------------ ----------------- ----------------- -----------------
     $   312        $  1,386       $  1,552        $   (469)      $  8,187         $ 2,903,267       $ 5,654,237
         (59)        (23,108)          (954)        (45,597)        (2,761)         (2,660,547)         (774,737)
        (561)        (36,977)       (39,917)         (9,729)       (41,819)         (3,179,263)       (5,709,941)
     -------        --------       --------        --------       --------         -----------       -----------
        (308)        (58,699)       (39,319)        (55,795)       (36,393)         (2,936,543)         (830,441)
     -------        --------       --------        --------       --------         -----------       -----------
      14,889         126,828        299,970         150,378        265,449           6,666,192        11,540,951
        (533)        (50,973)       (19,778)        (68,469)       (16,691)         (3,709,036)       (6,792,701)
     -------        --------       --------        --------       --------         -----------       -----------
      14,356          75,855        280,192          81,909        248,758           2,957,156         4,748,250
     -------        --------       --------        --------       --------         -----------       -----------
      14,048          17,156        240,873          26,114        212,365              20,613         3,917,809
           0         240,873              0         212,365              0          24,046,591        20,128,782
     -------        --------       --------        --------       --------         -----------       -----------
     $14,048        $258,029       $240,873        $238,479       $212,365         $24,067,204       $24,046,591
     =======        ========       ========        ========       ========         ===========       ===========
           0          28,955              0          26,409              0
       1,491          18,374         31,067          22,493         28,254
         (56)         (7,410)        (2,112)        (10,356)        (1,845)
     -------        --------       --------        --------       --------
       1,435          39,919         28,955          38,546         26,409
     =======        ========       ========        ========       ========
     $   312        $  2,938       $  1,552        $  7,718       $  8,187         $11,182,437       $ 8,279,170
     =======        ========       ========        ========       ========         ===========       ===========

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) Insurance policies is presented here.

   There are currently six Strategist subaccounts and twenty-seven MONYEquity Master subaccounts within the Variable Account each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets of the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes from all Strategist and MONYEquity Master subaccounts for the period ended December 31, 2001 aggregated $2,939,342.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY received $1,736 in aggregate from certain Funds in connection with Strategist and MONYEquity Master subaccounts.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2001 were as follows:

                                   Cost of Shares Acquired   Proceeds from
    Strategist Subaccounts         (Excludes Reinvestments) Shares Redeemed
    ----------------------         ------------------------ ---------------
    MONY Series Fund, Inc.
    Equity Growth Portfolio.......        $   12,238          $   39,124
    Equity Income Portfolio.......            10,350              10,259
    Intermediate Term Bond
      Portfolio...................               407                 730
    Long Term Bond Portfolio......               708               1,574
    Diversified Portfolio.........             1,815               5,550
    Money Market Portfolio........            26,406               3,407

    MONYEquity Master
    -----------------
    MONY Series Fund, Inc.
    Government Securities
      Portfolio...................            85,513              50,129
    Intermediate Term Bond
      Portfolio...................            43,741              18,185
    Long Term Bond Portfolio......            91,385              59,065
    Money Market Portfolio........           230,323             115,888

    Enterprise Accumulation Trust
    Equity Portfolio..............         1,753,946           1,065,700
    Small Company Value Portfolio.         1,073,856             638,842
    Managed Portfolio.............         2,118,159           1,404,745
    International Growth Portfolio           444,264             255,530
    High Yield Bond Portfolio.....           153,164              94,765
    Growth Portfolio..............            82,504              22,352
    Growth and Income Portfolio...           132,772              76,425
    Capital Appreciation Portfolio            51,811              30,499
    Balanced Portfolio............             2,631               2,430
    Equity Income Portfolio.......             5,299               3,009
    Multi-Cap Growth Portfolio....             5,389                 201
    Small Company Growth Portfolio             4,952                 144
    Mid-Cap Growth Portfolio......             3,876                 130
    Worldwide Growth Portfolio....             5,936               5,935

    Dreyfus
    Dreyfus Stock Index Fund......           105,958              38,346
    Dreyfus Socially Responsible
      Growth Fund, Inc............               490                  98

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


    4. Investment Transactions:
    (continued)

                                   Cost of Shares Acquired   Proceeds from
    MONYEquity Master              (Excludes Reinvestments) Shares Redeemed
    -----------------              ------------------------ ---------------

    Fidelity Variable Insurance
      Products Funds
    VIP Growth Portfolio..........         $115,349             $61,976
    VIP II Contrafund Portfolio...           68,918              26,467
    VIP III Growth Opportunities
      Portfolio...................            2,088                  94

    Janus Aspen Series
    Aggressive Growth Portfolio...            3,898                 213
    Balanced Portfolio............           28,855              14,550
    Capital Appreciation Portfolio          128,140              54,034
    Worldwide Growth Portfolio....          162,650              82,345

5. Financial Highlights

   For a unit outstanding throughout the period ended December 31, 2001:

                                  At December 31, 2001      For the period ended December 31, 2001
                              ----------------------------- ------------------------------------
                                                            Investment
                                                 Net Assets   Income             Expense   Total
Strategist Subaccounts        Units  Unit Values   (000s)     Ratio*             Ratio** Return***
----------------------        ------ ----------- ---------- ----------           ------- ---------

MONY Series Fund, Inc.
Equity Growth Subaccount.....  1,054   $54.34       $ 57       0.00%              0.60%   (19.79)%
Equity Income Subaccount.....    815    50.21         41       1.71               0.60    (11.52)
Intermediate Term Bond
  Subaccount.................    295    26.31          8       5.27               0.60      7.87
Long Term Bond Subaccount....    478    31.82         15       5.16               0.60      5.68
Diversified Subaccount.......  2,071    42.39         88       1.13               0.60    (15.93)
Money Market Subaccount......  2,246    20.50         46       3.44               0.60      3.17

MONYEquity Master Subaccounts
-----------------------------
MONY Series Fund, Inc.
Government Securities
  Subaccount................. 16,863    12.93        218       4.35               0.75      5.81
Intermediate Term Bond
  Subaccount.................  9,128    13.09        119       4.84               0.75      7.74
Long Term Bond Subaccount.... 21,528    13.56        292       4.92               0.75      5.53
Money Market Subaccount...... 40,522    12.42        503       3.59               0.75      3.07

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5.  Financial Highlights:              At December 31, 2001          For the period ended December 31, 2001
(continued)                    --------------------------------      -----------------------------------
                                                                     Investment
                                                       Net Assets      Income            Expense    Total
MONYEquity Master Subaccounts   Units      Unit Values   (000s)        Ratio*            Ratio**  Return***
-----------------------------  -------     ----------- ----------    ----------          -------  ---------

Enterprise Accumulation Trust
Equity Subaccount............. 532,023       $11.97      $6,370         0.00%             0.75%    (19.45)%
Small Company Value Subaccount 204,616        21.20       4,339         0.26              0.75       4.33
Managed Subaccount............ 631,443        13.56       8,562         2.19              0.75     (11.83)
International Growth
  Subaccount.................. 117,820         9.93       1,170         0.68              0.75     (28.41)
High Yield Bond Subaccount....  48,673        12.28         598         8.85              0.75       5.14
Growth Subaccount.............  28,653         8.46         243         0.48              0.75     (13.23)
Growth and Income Subaccount..  65,041         8.63         561         0.89              0.75     (12.56)
Capital Appreciation
  Subaccount..................  11,976         7.42          89         0.70              0.75     (19.78)
Balanced Subaccount (1).......       0(/\/\)   9.18           0(/\/\/\) 4.18(/\)          0.75(/\)  (8.20)
Equity Income Subaccount (2)..     231         9.35           2         1.66(/\)          0.75(/\)  (6.50)
Multi-Cap Growth Subaccount
  (3).........................     572         8.76           5         0.00(/\)          0.75(/\) (12.40)
Small Company Growth
  Subaccount (4)..............     476        10.51           5         0.00(/\)          0.75(/\)   5.10
Mid-Cap Growth Subaccount (4).     379         9.49           4         0.00(/\)          0.75(/\)  (5.10)
Worldwide Growth Subaccount
  (5).........................       0(/\/\)  10.01           0(/\/\/\) 0.00(/\)          0.75(/\)   0.10

Dreyfus
Dreyfus Stock Index Subaccount  19,709         7.96         157         0.51              0.75     (12.91)
Dreyfus Socially Responsible
  Growth Subaccount (6).......      44         8.57           0(/\/\/\) 0.00(/\)          0.75(/\) (14.30)

Fidelity Variable Insurance
  Products Funds
VIP Growth Subaccount.........  26,701         7.51         200         0.00              0.75     (18.37)
VIP II Contrafund Subaccount..  13,866         8.21         114         0.59              0.75     (13.03)
VIP III Growth Opportunities
  Subaccount (6)..............     199         9.27           2         0.00(/\)          0.75(/\)  (7.30)

Janus Aspen Series
Aggressive Growth Subaccount
  (6).........................     413         8.04           3         0.00(/\)          0.75(/\) (19.60)
Balanced Subaccount (5).......   1,435         9.79          14         4.93(/\)          0.75(/\)  (2.10)
Capital Appreciation
  Subaccount..................  39,919         6.46         258         1.34              0.75     (22.36)
Worldwide Growth Subaccount...  38,546         6.19         238         0.53              0.75     (23.01)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5.  Financial Highlights: (continued)
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(/\)     Annualized
(/\/\)   Amounts round to less than one
(/\/\/\) Amounts round to less than one thousand dollars
(1) For the period May 4, 2001 (commencement of operations) through December 31, 2001.
(2) For the period June 19, 2001 (commencement of operations) through December 31, 2001.
(3) For the period May 18, 2001 (commencement of operations) through December 31, 2001.
(4) For the period August 8, 2001 (commencement of operations) through December 31, 2001.
(5) For the period June 13, 2001 (commencement of operations) through December 31, 2001.
(6) For the period May 15, 2001 (commencement of operations) through December 31, 2001.

                       Report of Independent Accountants

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of Subaccounts of MONY Variable Account L

In our opinion, the accompanying combined statements of assets and liabilities and the related combined statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of Subaccounts of MONY Variable Account L at December 31, 2001, and the combined results of their operations and the changes in their combined net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These combined financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these combined financial statements based on our audits. We conducted our audits of these combined financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                     MONY

                              Variable Account L

                  COMBINED STATEMENT OF ASSETS & LIABILITIES

                               December 31, 2001

                             ASSETS
                  Investments at cost........... $42,926,621
                                                 ===========
                  Investments in Funds, at net
                    asset value................. $33,475,266
                  Amounts due from MONY.........      59,513
                  Amounts due from Funds........      22,838
                                                 -----------
                         Total assets...........  33,557,617
                                                 -----------
                           LIABILITIES
                  Amounts due to MONY...........      33,296
                  Amounts due to Funds..........      59,513
                                                 -----------
                         Total liabilities......      92,809
                                                 -----------
                  Net assets.................... $33,464,808
                                                 ===========
                  Net assets consist of:
                    Contractholders' net
                     payments................... $35,027,747
                    Undistributed net
                     investment income..........  11,799,967
                    Accumulated net realized
                     loss on investments........  (3,911,551)
                    Net unrealized depreciation
                     of investments.............  (9,451,355)
                                                 -----------
                  Net assets.................... $33,464,808
                                                 ===========


                  See notes to combined financial statements.

                                     MONY

                              Variable Account L

                       COMBINED STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

       Dividend income...................................... $   382,920
       Distributions from net realized gains................   3,045,967
       Mortality and expense risk charges...................    (197,413)
                                                             -----------
       Net investment income................................   3,231,474
                                                             -----------
       Realized and unrealized loss on investments:
        Net realized loss on investments....................  (3,270,716)
        Net change in unrealized depreciation of investments  (3,560,698)
                                                             -----------
       Net realized and unrealized loss on investments......  (6,831,414)
                                                             -----------
       Net decrease in net assets resulting from operations. $(3,599,940)
                                                             ===========


                  See notes to combined financial statements.

                                     MONY

                              Variable Account L

                  COMBINED STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                2001         2000
                                                             -----------  -----------
From operations:
  Net investment income..................................... $ 3,231,474  $ 5,761,321
  Net realized loss on investments..........................  (3,270,716)    (809,748)
  Net change in unrealized depreciation of investments......  (3,560,698)  (5,998,527)
                                                             -----------  -----------
Net decrease in net assets resulting from operations........  (3,599,940)  (1,046,954)
                                                             -----------  -----------
From unit transactions:
  Net proceeds from the issuance of units of subaccounts....  15,851,567   15,167,354
  Net asset value of units redeemed or used to meet
   contract obligations of subaccounts......................  (5,925,950)  (7,442,948)
                                                             -----------  -----------
Net increase from unit transactions of subaccounts..........   9,925,617    7,724,406
                                                             -----------  -----------
Net increase in net assets..................................   6,325,677    6,677,452
Net assets beginning of year................................  27,139,131   20,461,679
                                                             -----------  -----------
Net assets end of year*..................................... $33,464,808  $27,139,131
                                                             ===========  ===========
----------
* Includes undistributed net investment income of:.......... $11,799,967  $ 8,568,493
                                                             ===========  ===========


                  See notes to combined financial statements.

                                     MONY

                              Variable Account L

                    NOTES TO COMBINED FINANCIAL STATEMENTS



1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Premium Variable Life Insurance policies (Strategist) and Variable Universal Life Insurance policies (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) (collectively, the "Variable Life Insurance Policies"). These policies are issued by MONY. For presentation purposes, the information related to all Variable Life Insurance Policies issued under the Variable Account are presented for the Variable Account as a whole.

   There are currently twenty-seven MONYEquity Master subaccounts, six Strategist subaccounts, twenty-eight MONY Custom Equity Master subaccounts and twenty-six MONY Custom Estate Master subaccounts within the Variable Account (each hereafter referred to as a "subaccount"). Each subaccount holds assets that are segregated from all other subaccounts within the Variable Account.

   Each subaccount invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These combined financial statements should be read in conjunction with the separate financial statements and footnotes of each of the Variable Life Insurance Policies which are presented on pages before these combined financial statements.

2. Significant Accounting Policies:

   The preparation of the combined financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment held by each subaccount in the shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value. For the purposes of presentation of the combined financial statements, investments held at December 31, 2001 by all of the subaccounts within the Variable Account have been aggregated.

  Investment Transactions and Investment Income:

   Investments made by the subacccounts in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments by the subaccounts in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded by the respective subaccount on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received by the subaccounts are reinvested in additional shares of the respective portfolios of the Funds.

                                     MONY

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)



2. Significant Accounting Policies: (continued)

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY is the legal owner of the assets of the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2001, the aggregate amount deducted for such purposes for all subaccounts within the Variable Account was $4,704,718.

   MONY receives from the subaccounts within the Variable Account amounts deducted for mortality and expense risks at annual rates ranging from 0.35% to 0.75% of the average daily net assets of each of the respective subaccounts within the Variable Account. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY received $4,672 in aggregate from certain Funds in connection with the subaccounts within the Variable Account.

4. Other:

   At December 31, 2001, the aggregate net assets of all subaccounts within the Variable Account investing in a portfolio of the Funds were as follows:

                  MONY Series Fund, Inc.
                  Intermediate Term Bond Subaccount $  189,463
                  Long Term Bond Subaccount........    378,761
                  Government Securities Subaccount.    307,573
                  Money Market Subaccount..........  2,233,395
                  Equity Growth Subaccount.........     57,261
                  Equity Income Subaccount.........     40,942
                  Diversified Subaccount...........     87,779

                                     MONY

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)



4. Other: (continued)

           Enterprise Accumulation Trust
           Equity Subaccount............................. $ 7,068,216
           Small Company Value Subaccount................   4,638,084
           Managed Subaccount............................   8,868,405
           International Growth Subaccount...............   1,287,365
           High Yield Bond Subaccount....................     687,891
           Growth Subaccount.............................     896,796
           Growth and Income Subaccount..................   1,068,135
           Small Company Growth Subaccount...............     320,316
           Equity Income Subaccount......................     101,233
           Capital Appreciation Subaccount...............     373,458
           Multi-Cap Growth Subaccount...................     443,405
           Balanced Subaccount...........................      61,101
           Emerging Countries Subaccount.................       1,631
           Worldwide Growth Subaccount...................       4,070
           Mid-Cap Growth Subaccount.....................      15,378

           Dreyfus
           Dreyfus Stock Index Subaccount................     885,986
           Dreyfus Socially Responsible Growth Subaccount      97,794

           Fidelity Variable Insurance Products Funds
           VIP Growth Subaccount.........................     693,634
           VIP II Contrafund Subaccount..................     472,407
           VIP III Growth Opportunities Subaccount.......      83,352

           Janus Aspen Series
           Aggressive Growth Subaccount..................     439,413
           Balanced Subaccount...........................     297,810
           Capital Appreciation Subaccount...............     603,215
           Worldwide Growth Subaccount...................     760,539
                                                          -----------
           Total Net Assets--Combined Variable Account L. $33,464,808
                                                          ===========

   During the year ended December 31, 2001, the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of the portfolios of the Funds by all of the subaccounts within the Variable Account were $17,522,350 and $7,792,102, respectively.

                       Report of Independent Accountants

To the Board of Directors and Shareholder of MONY Life Insurance Company

   In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of the MONY Life Insurance Company and Subsidiaries (the "Company") at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 7, 2002

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                          December 31, 2001 and 2000

                                                                                                      2001      2000
                                                                                                    --------- ---------
                                                                                                      ($ in millions)
                                              ASSETS
Investments:
   Fixed maturity securities available-for-sale, at fair value (Note 5)............................ $ 6,973.5 $ 6,693.0
   Equity securities available-for-sale, at fair value (Note 5)....................................     297.5     328.6
   Mortgage loans on real estate (Note 6)..........................................................   1,809.7   1,754.7
   Policy loans....................................................................................   1,229.0   1,264.6
   Other invested assets...........................................................................     347.5     312.0
                                                                                                    --------- ---------
                                                                                                     10,657.2  10,352.9

Cash and cash equivalents..........................................................................     305.0     499.5
Accrued investment income..........................................................................     192.9      71.7
Amounts due from reinsurers........................................................................     595.8     491.6
Deferred policy acquisition costs (Note 8).........................................................   1,233.8   1,209.7
Other assets.......................................................................................     556.0     781.1
Assets transferred in Group Pension Transaction (Note 11)..........................................   4,650.4   4,927.7
Separate account assets............................................................................   5,195.2   5,868.1
                                                                                                    --------- ---------
       Total assets................................................................................ $23,386.3 $24,202.3
                                                                                                    ========= =========

                               LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits............................................................................. $ 7,870.0 $ 7,794.5
Policyholders' account balances....................................................................   2,337.1   2,191.3
Other policyholders' liabilities...................................................................     281.1     295.9
Amounts due to reinsurers..........................................................................      74.6      87.3
Accounts payable and other liabilities.............................................................     816.1     650.3
Short term debt (Note 14)..........................................................................        --      52.3
Long term debt (Note 14)...........................................................................     216.9     217.0
Current federal income taxes payable...............................................................     109.1     124.7
Liabilities transferred in Group Pension Transaction (Note 11).....................................   4,586.5   4,897.2
Separate account liabilities.......................................................................   5,192.3   5,865.3
                                                                                                    --------- ---------
       Total liabilities........................................................................... $21,483.7 $22,175.8

Commitments and contingencies (Note 16)............................................................
Common stock, $1.00 par value; 2.5 million shares authorized; 2.5 and 2.5 million shares issued and outstanding at December 31, 2001 and
  2000 respectively;............................................................................... $     2.5 $     2.5
Capital in excess of par...........................................................................   1,628.6   1,628.6
Retained earnings..................................................................................     233.4     382.4
Accumulated other comprehensive income.............................................................      38.1      13.0
                                                                                                    --------- ---------
       Total shareholder's equity..................................................................   1,902.6   2,026.5
                                                                                                    --------- ---------
       Total liabilities and shareholder's equity.................................................. $23,386.3 $24,202.3
                                                                                                    ========= =========

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                 Years Ended December 31, 2001, 2000, and 1999

                                                           2001      2000     1999
                                                         --------  -------- --------
                                                               ($ in millions)
Revenues:
Premiums................................................ $  695.3  $  700.5 $  717.1
Universal life and investment-type product policy fees..    207.2     205.8    196.3
Net investment income (Note 4)..........................    676.9     970.9    900.0
Net realized (losses) gains on investments (Note 4).....    (12.3)     37.5    125.1
Group Pension Profits (Note 11).........................     30.7      37.1     63.0
Other income............................................    189.1     223.3    197.2
                                                         --------  -------- --------
                                                          1,786.9   2,175.1  2,198.7
                                                         --------  -------- --------
Benefits and expenses:
Benefits to policyholders...............................    814.7     787.8    787.1
Interest credited to policyholders' account balances....    110.5     110.6    115.5
Amortization of deferred policy acquisition costs.......    158.8     139.1    137.8
Dividends to policyholders..............................    236.6     235.5    230.7
Other operating costs and expenses......................    519.4     503.3    546.7
Demutualization expenses................................       --        --      2.0
                                                         --------  -------- --------
                                                          1,840.0   1,776.3  1,819.8
                                                         --------  -------- --------
(Loss) income before income taxes and extraordinary item    (53.1)    398.8    378.9
Income tax (benefit) expense............................    (19.1)    134.8    131.4
                                                         --------  -------- --------
(Loss) income before extraordinary item.................    (34.0)    264.0    247.5
Extraordinary item (Note 14)............................       --      37.7       --
                                                         --------  -------- --------
Net (loss) income.......................................    (34.0)    226.3    247.5
Other comprehensive income (loss), net (Note 4).........     25.1      42.4   (181.8)
                                                         --------  -------- --------
Comprehensive (loss) income............................. $   (8.9) $  268.7 $   65.7
                                                         ========  ======== ========




         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                 Years Ended December 31, 2001, 2000, and 1999

                                                                                                   Accumulated
                                                                                Capital               Other         Total
                                                                        Common In Excess Retained Comprehensive Shareholder's
                                                                        Stock   of Par   Earnings    Income        Equity
                                                                        ------ --------- -------- ------------- -------------
                                                                                           ($ in millions)
Balanc e, December 31, 1998............................................  $2.0  $1,564.1  $   8.6     $ 152.4      $1,727.1
Change in number of authorized and outstanding Shares..................   0.5      (0.5)
Comprehensive income...................................................
    Net income.........................................................                    247.5                     247.5
    Other comprehensive income:
       Unrealized gains on investments, net of unrealized losses,
        Reclassification adjustments, and taxes (Note 4)...............                               (181.8)       (181.8)
                                                                         ----  --------  -------     -------      --------
Comprehensive income/(loss)............................................                                               65.7
                                                                         ----  --------  -------     -------      --------
Balance, December 31, 1999.............................................   2.5   1,563.6    256.1       (29.4)      1,792.8
Dividends..............................................................                   (100.0)                   (100.0)
Capital Contribution...................................................            65.0                               65.0
Comprehensive income:
    Net income.........................................................                    226.3                     226.3
    Other comprehensive income:
       Unrealized losses on investments net of unrealized gains,
        Reclassification adjustments, and taxes (Note 4)...............                                 46.2          46.2
       Minimum pension liability adjustment............................                                 (3.8)         (3.8)
                                                                         ----  --------  -------     -------      --------
    Other comprehensive income                                                                          42.4          42.4
Comprehensive income/(loss)............................................                                              268.7
                                                                         ----  --------  -------     -------      --------
Balance, December 31, 2000.............................................   2.5   1,628.6    382.4        13.0       2,038.9
Dividends..............................................................                   (115.0)                   (115.0)
Comprehensive income:
    Net loss...........................................................                    (34.0)                    (34.0)
    Other comprehensive income:
       Unrealized losses on investments net of unrealized gains,
        Reclassification adjustments, and taxes (Note 4)...............                                 36.6          36.6
       Minimum pension liability adjustment............................                                (11.5)        (11.5)
                                                                         ----  --------  -------     -------      --------
    Other comprehensive income.........................................                                 25.1          25.1
Comprehensive income/(loss)............................................                                               (8.9)
                                                                         ----  --------  -------     -------      --------
Balance, December 31, 2001.............................................  $2.5  $1,628.6  $ 233.4     $  38.1      $1,902.6
                                                                         ====  ========  =======     =======      ========

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                 Years Ended December 31, 2001, 2000, and 1999

                                                                                                2001       2000       1999
                                                                                              ---------  ---------  ---------
                                                                                                      ($ in millions)
Cash flows from operating activities (see Note 3):
Net (loss) income............................................................................ $   (34.0) $   226.3  $   247.5
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Interest credited to policyholders' account balances......................................      92.0       99.9      111.9
   Universal life and investment-type product policy fee income..............................    (117.8)    (127.4)    (143.5)
   Capitalization of deferred policy acquisition costs.......................................    (194.5)    (175.0)    (148.8)
   Amortization of deferred policy acquisition costs.........................................     158.8      139.1      132.4
   Provision for depreciation and amortization...............................................      64.9       32.9       32.4
   Provision for deferred federal income taxes...............................................      (6.4)      63.4       57.5
   Net realized losses (gains) on investments................................................      12.3      (37.5)    (125.1)
   Non-cash distributions from investments...................................................      52.9     (226.7)    (172.8)
   Change in other assets and accounts payable and other liabilities.........................     (55.1)     (69.7)      18.7
   Change in future policy benefits..........................................................      75.5       58.7       62.2
   Change in other policyholders' liabilities................................................     (14.8)      10.6       17.0
   Change in current federal income taxes payable............................................     (12.2)     (41.0)      54.7
   Extraordinary loss on extinguishment of debt..............................................        --       56.8         --
                                                                                              ---------  ---------  ---------
   Net cash provided by operating activities................................................. $    21.6  $    10.4  $   144.1
                                                                                              =========  =========  =========
Cash flows from investing activities:
Sales, maturities or repayments of:
   Fixed maturities securities............................................................... $ 1,275.7  $ 1,067.5  $ 1,256.1
   Equity securities.........................................................................      39.9      514.2      328.2
   Mortgage loans on real estate.............................................................     341.6      453.7      194.8
   Policy loans, net.........................................................................      35.7        3.6        1.4
   Other invested assets.....................................................................      57.9      179.6      369.4
Acquisitions of investments:
   Fixed maturities securities...............................................................  (1,398.0)  (1,058.9)  (1,563.6)
   Equity securities.........................................................................     (51.4)    (127.6)    (152.0)
   Mortgage loans on real estate.............................................................    (405.3)    (442.4)    (503.4)
   Other invested assets.....................................................................    (127.5)     (99.6)     (66.2)
   Other, net................................................................................        --     (150.0)      60.3
   Property and equipment, net...............................................................     (41.2)     (54.8)     (22.5)
                                                                                              ---------  ---------  ---------
Net cash (used in)/provided by investing activities.......................................... $  (272.6) $   285.3  $   (97.5)
                                                                                              =========  =========  =========
Cash flows from financing activities:
Issuance of debt............................................................................. $      --  $   215.0  $      --
Repayments of debt...........................................................................      (0.1)    (301.3)     (84.8)
Receipts from annuity and universal life policies credited to policyholders' account balances   1,150.9    2,287.1    1,874.0
Return of policyholders' account balances on annuity policies and universal life policies....    (979.3)  (2,305.9)  (1,896.5)
Capital contribution.........................................................................        --       65.0         --
Dividends paid to shareholders...............................................................    (115.0)    (100.0)        --
                                                                                              ---------  ---------  ---------
Net cash provided by/(used in) financing activities..........................................      56.5     (140.1)    (107.3)
                                                                                              ---------  ---------  ---------
Net (decrease)/increase in cash and cash equivalents.........................................    (194.5)     155.6      (60.7)
Cash and cash equivalents, beginning of year.................................................     499.5      343.9      404.6
                                                                                              ---------  ---------  ---------
Cash and cash equivalents, end of year....................................................... $   305.0  $   499.5  $   343.9
                                                                                              =========  =========  =========
Supplemental disclosure of cash flow information:
Cash paid during the period for:
Income taxes................................................................................. $     4.6  $    93.3  $    20.1
Interest..................................................................................... $    19.8  $    29.4  $    20.3

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Organization and Description of Business:

   The MONY Life Insurance Company ( "MONY Life") and its subsidiaries (MONY Life and its subsidiaries are collectively referred to herein as the "Company"), provides life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI/BOLI") products, mutual funds, securities brokerage, asset management, and business and estate planning services. The Company distributes its products and services to individuals and institutional clients through a career agency sales force and financial advisors and brokers of its securities broker-dealer and mutual fund subsidiaries (hereafter referred to as "Proprietary Distribution"). In addition, the Company distributes its products and services through what it defines as complementary distribution channels ("Complementary Distribution"), which principally consist of independent third-party insurance brokerage general agencies and securities broker-dealers, as well as its corporate marketing team. The Company principally sells its products in all 50 of the United States, the District of Columbia, the U.S. Virgin Islands, Guam and the Commonwealth of Puerto Rico and currently insures or provides other financial services to more than one million people.

   MONY Life's principal wholly owned direct and indirect operating subsidiaries include: (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) Enterprise Capital Management ("Enterprise"), a distributor of both proprietary and non-proprietary mutual funds, (iii) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (iv) MONY Securities Corporation ("MSC"), a registered securities broker-dealer and investment advisor whose products and services are distributed through MONY Life's career agency sales force, (v) Trusted Securities Advisors Corporation ("Trusted Advisors"), which distributes investment products and services through a network of independent certified public accountants, (vi) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provides MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies so they can meet the insurance and investment needs of their clients, and (vii) MONY Life Insurance Company of the Americas, Ltd. ("MLICA"), which provides life insurance, annuity and investment products to nationals of certain Latin American countries.

   On November 16, 1998, pursuant to a plan of reorganization (the "Plan"), which was approved by the New York Insurance Department, The Mutual Life Insurance Company of New York ("MONY") converted from a mutual insurance company to a stock life insurance company (the "Demutualization") and became MONY Life, a wholly owned subsidiary of The MONY Group Inc. ("MONY Group"). In connection with the Plan, MONY established a closed block, as more fully discussed in Note 2, to fund the guaranteed benefits and dividends of certain participating insurance policies and eligible policyholders received cash, policy credits, or shares of MONY Group common stock in exchange for their membership interests in MONY.

   The MONY Group's other principal operating subsidiaries are The Advest Group, Inc. ("Advest") and Matrix Capital Markets Group ("Matrix"). Advest and Matrix were acquired by MONY Group in 2001.

2.  The Closed Block:

   On November 16, 1998, the Company established a closed block (the "Closed Block") of certain participating insurance policies as defined in the Plan (the "Closed Block Business"). In conjunction therewith, the Company allocated assets to the Closed Block expected to produce cash flows which, together with anticipated revenues from the Closed Block Business, are reasonably expected to be sufficient to support the Closed Block Business, including but not limited to, provision for payment of claims and surrender benefits, certain expenses and taxes, and for continuation of current payable dividend scales in effect at the date of Demutualization, assuming the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. The assets allocated to the Closed Block and the aforementioned revenues inure solely to the benefit of the owners of policies included in the Closed Block.

   The assets and liabilities allocated to the Closed Block are recorded in the Company's financial statements at their historical carrying values. The carrying value of the assets allocated to the Closed Block are less than the carrying value of the Closed Block liabilities at the Plan Effective Date. The excess of the Closed Block liabilities over the Closed Block assets at the Plan Effective

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Date represents the total estimated future post-tax contribution expected to emerge from the operation of the Closed Block, which will be recognized in the Company's income over the period the policies and the contracts in the Closed Block remain in force.

   To the extent that the actual cash flows, subsequent to the Plan Effective Date, from the assets allocated to the Closed Block and the Closed Block Business are, in the aggregate, more favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be greater than the total dividends that would have been paid to such policyholders if the current payable dividend scales had been continued. Conversely, to the extent that the actual cash flows, subsequent to the Plan Effective Date, from the assets allocated to the Closed Block and the Closed Block Business are, in the aggregate, less favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be less than the total dividends that would have been paid to such policyholders if the current payable dividend scales had been continued. Accordingly, the recognition of the aforementioned estimated future post-tax contribution expected to emerge from the operation of the Closed Block is not affected by the aggregate actual experience of the Closed Block assets and the Closed Block Business subsequent to the Plan Effective Date, except in the event that the Closed Block assets and the actual experience of the Closed Block Business subsequent to the Plan Effective Date are not sufficient to pay the guaranteed benefits on the Closed Block Policies, in which case the Company will be required to fund any such deficiency from its general account assets outside of the Closed Block.

   Since the Closed Block has been funded to provide for payment of guaranteed benefits and the continuation of current payable dividends on the policies included therein, it will not be necessary to use general funds to pay guaranteed benefits unless the Closed Block Business experiences very substantial ongoing adverse experience in investment, mortality, persistency or other experience factors. The Company regularly (at least quarterly) monitors the experience from the Closed Block and may make changes to the dividend scale, when appropriate, to ensure that the profits are distributed to the Closed Block policyholders in a fair and equitable manner. In addition, periodically the New York Insurance Department requires the filing of an independent auditor's report on the operations of the Closed Block.

3.  Summary of Significant Accounting Policies:

Basis of Presentation

   The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, (iii) valuation allowances for mortgage loans, and impairment writedowns for other invested assets, and (iv) litigation, contingencies and restructuring charges. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

Principles of Consolidation

   The accompanying consolidated financial statements include the accounts of the Company and those partnerships in which the Company has a majority voting interest. All significant intercompany accounts and transactions have been eliminated.

Valuation of Investments and Realized Gains and Losses

   The Company's fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. The Company's equity securities are comprised of investments in common stocks and limited partnership interests. The Company's

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES investments in common stocks are classified as available-for-sale and are reported at estimated fair value. The Company's investments in limited partnership interests are accounted for in accordance with the equity method of accounting or the cost method of accounting depending upon the Company's percentage of ownership of the partnership and the date it was acquired. In general, partnership interests acquired after May 18, 1995 are accounted for in accordance with the equity method of accounting if the Company's ownership interest exceeds 3 percent, whereas, if the partnership was acquired prior to May 18, 1995, the equity method would be applied only if the Company's ownership interest exceeded 20 percent. In all other circumstances the Company accounts for its investments in limited partnership interests in accordance with the cost method. Unrealized gains and losses on fixed maturity securities and common stocks are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of all fixed maturity securities and common stock is adjusted for impairments in value deemed to be other than temporary. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

   Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' interest rate.

   Real estate held for investment, as well as related improvements, are reported as other invested assets, and are generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset, which may range from 5 to 40 years. Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate to be disposed of is reported at the lower of its current carrying value or estimated fair value less estimated sales costs. Changes in reported values relating to real estate to be disposed of and impairments of real estate held for investment are reported as realized gains or losses on investments.

   Policy loans are carried at their unpaid principal balances. Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

Collateralized Financing Transactions

   Securities loaned and borrowed are accounted for as collateralized financing transactions and are recorded at the amount of cash collateral received or advanced. The fee received or paid by the Company is recorded as interest revenue or expense and is reflected in retail brokerage and investment banking revenues and other operating costs and expenses, respectively, in the consolidated statement of income. The initial collateral advanced or received has a higher market value than the underlying securities. The Company monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded, as necessary.

   The Company utilizes short-term repurchase agreements as supplementary short-term financing and delivers U.S. Treasury securities as collateral for cash received. These repurchase agreements are accounted for as collateralized financings. The fee paid by the Company is recorded as interest expense. The Company monitors the market value of securities transferred on a daily basis, and obtains additional collateral as necessary.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Recognition of Insurance Revenue and Related Benefits

   Premiums from participating and non-participating traditional life, health and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges, and mortality and expense charges on variable contracts. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

Deferred Policy Acquisition Costs ("DAC")

   The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

   For participating traditional life policies, DAC is amortized over the expected life of the contracts (30 years) as a constant percentage based on the present value of estimated gross margins expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2001, the expected investment yield for the Closed Block was 7.29% for the year 2001 with subsequent years grading down to an ultimate aggregate yield of 7.12% in the year 2013. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends.

   For universal life products and investment-type products, DAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked in discount rate. For non-participating term policies, DAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized. The discount rate for all products is 8%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

   The Company conducts programs from time-to-time that allow annuity contractholders to exchange older annuity contracts for new annuity products at no cost. The Company has determined that the old and new products are substantially similar and as such, the Company retains previously recorded DAC related to the exchanged contract.

   DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

Future Policy Benefits and Policyholders' Account Balances

   Future policy benefit liabilities for participating traditional life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Dividend fund interest assumptions range from 2.0 percent to
5.5 percent.

   Policyholders' account balances for universal life and investment-type contracts represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES for universal life products was approximately 5.9%, 5.9% and 5.6% for the years ended December 31, 2001, 2000, and 1999, respectively. The weighted average interest crediting rate for investment-type products was approximately 4.5%, 4.9% and 5.1% for the years ended December 31, 2001, 2000, and 1999, respectively.

Dividends to Policyholders

   Dividends to policyholders, which are substantially all on the Closed Block Business (see Note 2) are determined annually by the Board of Directors of MONY Life. The aggregate amount of policyholders' dividends is related to actual interest, mortality and morbidity for the year.

Participating Business

   At December 31, 2001 and 2000, participating business, substantially all of which is in the Closed Block, represented approximately 46.0% and 53.3% of the Company's life insurance in force, and 73.7% and 74.4% of the number of life insurance policies in force, respectively. For each of the years ended December 31, 2001, 2000 and 1999, participating business represented approximately 83.5% and 91.6%, and 95.9%, respectively, of life insurance premiums.

Federal Income Taxes

   The Company files a consolidated federal income tax return with its parent, The MONY Group Inc. and its other subsidiaries, as well as the Company's life and non-life affiliates except Sagamore Financial Corporation and its subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement amounts and income tax bases of assets and liabilities using enacted income taxes and laws.

Reinsurance

   The Company has reinsured certain of its life insurance and investment contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

   In determining whether a reinsurance contract qualifies for reinsurance accounting, Statement of Financial Accounting Standards ("SFAS") No. 113 "Accounting and reporting for reinsurance of short-duration and long-duration contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

   The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

Consolidated Statements of Cash Flows--Non-cash Transactions

   For the years ended December 31, 2001, 2000, and 1999, respectively, real estate of $18.0 million, $0.5 million, and $27.0 million was acquired in satisfaction of debt. At December 31, 2001 and 2000, the Company owned real estate acquired in satisfaction of debt of $44.3 million and $41.5 million, respectively. Other non-cash transactions, which are reflected in the statement of cash flows as a reconciling item from net income to net cash provided by operating activities, consisted primarily of stock distributions from the Company's partnership investments and payment-in-kind for interest due on certain fixed maturity securities.

New Accounting Pronouncements

   On January 1, 2001 the Company adopted FASB SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. The Company's use of derivative instruments is not significant and accordingly, adoption of the standard did not have a material effect on the Company's earnings or financial position.

   On January 1, 2001, the Company adopted the provisions of American Institute of Certified Public Accountants Statement of Position 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies for Certain Long-Duration Participating Contracts" ("SOP 00-3"). SOP 00-3 requires, among other things, that Closed Block assets, liabilities, revenues, and expenses should be displayed in financial statements combined with all other assets, liabilities, revenues, and expenses outside the Closed Block. The guidance in SOP 00-3 requires restatement of financial statements presented for years prior to its issuance. Accordingly, the consolidated balance sheet of the Company as of December 31, 2000 and the related consolidated statements of income and comprehensive income for the years ended December 31, 2000 and 1999 have been restated to conform to the presentation required by SOP 00-3.

   On January 1, 2001 the Company adopted FASB SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125" ("SFAS No. 140"). SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities, and the extinguishment of liabilities. Adoption of the new requirements did not have a material effect on the Company's earnings or financial position.

   In July 2001, the FASB issued SFAS No. 141, "Business Combinations" ("SFAS 141"). SFAS 141 addresses the financial accounting and reporting for all business combinations. This statement requires that all business combinations be accounted for under the purchase method of accounting, abolishes the use of the pooling-of-interest method, requires separate recognition of intangible assets that can be identified and named, and expands required disclosures. All of the Company's past business

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES combinations have been accounted for under the purchase accounting method. The provisions of this statement apply to all business combinations initiated after June 30, 2001. This statement has no material effect on the financial position or earnings of the Company.

   In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 provides that goodwill and intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually for impairment. This Statement provides specific guidance for testing the impairment of goodwill and intangible assets. This statement is effective for fiscal years beginning after December 15, 2001. As a result of adopting this statement, the Company will no longer recognize goodwill amortization of approximately $1.4 million on an annualized basis. In addition, the Company does not expect to recognize any impairment of goodwill upon adoption of this statement.

   In October 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"). This statement establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other than sale, and assets to be disposed of by sale. The provisions of SFAS 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. SFAS 144 retains many of the same provisions of SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of" ("SFAS 121"). In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the consolidated statements of income and comprehensive income. The Company has real estate held for sale, included in "Other assets", that meet the definition of a component of the entity. Accordingly, beginning January 1, 2002, the Company will report results from operations for real estate held for sale as discontinued operations. Pre-tax income from real estate held for sale recorded for the years ended December 31, 2001 and 2000 was approximately $6.8 million and $17.4 million, respectively.

4.  Investment Income, Realized and Unrealized Investment Gains (Losses), and
               Comprehensive Income:

   Net investment income for the years ended December 31, 2001, 2000 and 1999 was derived from the following sources:

                                                      2001     2000    1999
                                                     ------   ------  ------
                                                         ($ in millions)
   Net Investment Income
   Fixed maturities................................. $484.4  $  495.4 $477.7
   Equity securities................................  (33.9)    239.4  194.2
   Mortgage loans...................................  139.8     144.3  127.7
   Other investments (including cash and short-term)  132.7     136.9  135.9
                                                     ------  -------- ------
   Total investment income..........................  723.0   1,016.0  935.5
   Investment expenses..............................   46.1      45.1   35.5
                                                     ------  -------- ------
   Net investment income............................ $676.9  $  970.9 $900.0
                                                     ======  ======== ======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Net realized gains (losses) on investments for the years ended December 31, 2001, 2000 and 1999 are summarized as follows:

                                                   2001    2000    1999
                                                  ------  ------  ------
                                                      ($ in millions)
       Net Realized Gains (Losses) on Investments
       Fixed maturities.......................... $ (2.6) $(30.1) $ (8.6)
       Equity securities.........................   (7.8)   21.5    76.0
       Mortgage loans............................    9.3    19.8     0.8
       Other invested assets.....................  (11.2)   26.3    56.9
                                                  ------  ------  ------
       Net realized gains (losses) on investments $(12.3) $ 37.5  $125.1
                                                  ======  ======  ======

   Following is a summary of the change in unrealized investment gains (losses), net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 8), which are reflected in Accumulated Other Comprehensive Income for the periods presented. The net change in unrealized investment gains (losses) and the change in the Company's minimum pension liability represent the only components of other comprehensive income for the years ended December 31, 2001, 2000 and 1999 as presented below:

                                                                       2001    2000    1999
                                                                      ------  ------  -------
                                                                          ($ in millions)
Other Comprehensive Income
Change in unrealized gains (losses):
Fixed maturities..................................................... $156.7  $196.7  $(458.9)
Equity securities....................................................   (3.4)  (59.9)   (25.3)
Other................................................................    0.0     0.0     (3.6)
                                                                      ------  ------  -------
Subtotal.............................................................  153.3   136.8   (487.8)
AEGON Portfolio (See Note 11)........................................   31.0    20.6    (77.9)
                                                                      ------  ------  -------
Subtotal.............................................................  184.3   157.4   (565.7)
Effect on unrealized gains (losses) on investments attributable to:
   DAC...............................................................  (30.3)  (93.1)   241.6
   Deferred federal income taxes.....................................  (48.2)  (20.6)   114.1
Net unrealized gains (losses) and DAC transferred to the Closed Block  (69.2)    2.5     28.2
                                                                      ------  ------  -------
Change in unrealized gains (losses) on investments, net..............   36.6    46.2   (181.8)
Minimum pension liability adjustment.................................  (11.5)   (3.8)      --
                                                                      ------  ------  -------
Other comprehensive income........................................... $ 25.1  $ 42.4  $(181.8)
                                                                      ======  ======  =======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000, and 1999 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                  2001    2001   1999
                                                                  ----    ----   ----
                                                                     ($ in millions)
Reclassification Adjustments
Unrealized gains (losses) on investments......................... $34.6  $48.6  $(135.3)
Reclassification adjustment for gains included in net income.....  (9.5)  (6.2)   (46.5)
                                                                  -----  -----  -------
Unrealized gains (losses) on investments, net of reclassification adjustments.................................................... $25.1  $42.4  $(181.8)
                                                                  =====  =====  =======

   Unrealized gains (losses) on investments, (excluding net unrealized gains (losses) and DAC on assets allocated to the Closed Block), reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense (benefit) of $43.2 million, $17.2 million, and $(139.2) million, respectively, and $(32.1) million, $(95.5) million, and $242.2 million, respectively, relating to the effect of such unrealized gains (losses) on DAC.

   Reclassification adjustments, (excluding net unrealized gains (losses) and DAC on assets allocated to the Closed Block), reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense of $5.1 million, $3.3 million and $25.1 million, respectively, and $1.8 million, $2.5 million and $(0.4) million, respectively, relating to the effect of such amounts on DAC.

  5.  Fixed Maturity and Equity Securities:

Fixed Maturity Securities Available-for-Sale

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001 and 2000 are as follows:

                                                             Gross        Gross
                                           Amortized      Unrealized    Unrealized      Estimated
                                             Cost            Gains        Losses       Fair Value
                                       ----------------- ------------- ------------ -----------------
                                         2001     2000    2001   2000  2001   2000    2001     2000
                                       -------- -------- ------ ------ ----- ------ -------- --------
                                                              ($ in millions)
US Treasury securities and Obligations
 of US Government agencies............ $  292.7 $  171.6 $ 14.7 $  6.7 $ 0.2 $  0.3 $  307.2 $  178.1
Collateralized mortgage obligations:
   Government agency-backed...........    268.4    310.9    5.8    2.5   0.8    1.6    273.4    311.8
   Non-agency backed..................    166.3    136.7    7.0    3.3   0.0    0.3    173.3    139.7
Other asset-backed securities:
   Government agency-backed...........     18.4     25.8    0.7    0.5   0.0    0.2     19.1     26.1
   Non-agency backed..................    611.5    505.9   17.9    7.0   9.6    8.2    619.8    504.7
Foreign governments...................     32.1     28.4    4.0    1.5   0.7    0.5     35.4     29.4
Utilities.............................    551.3    635.2   16.9   13.4   4.6   11.1    563.6    637.5
Corporate bonds.......................  4,830.3  4,860.8  153.0   82.6  58.3  103.5  4,925.0  4,839.9
                                       -------- -------- ------ ------ ----- ------ -------- --------
   Total bonds........................  6,771.0  6,675.3  220.0  117.5  74.2  125.7  6,916.8  6,667.2
Redeemable preferred stocks...........     55.6     27.4    1.2    0.0   0.1    1.6     56.7     25.8
                                       -------- -------- ------ ------ ----- ------ -------- --------
   Total.............................. $6,826.6 $6,702.7 $221.2 $117.5 $74.3 $127.3 $6,973.5 $6,693.0
                                       ======== ======== ====== ====== ===== ====== ======== ========

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The carrying value of the Company's fixed maturity securities available-for-sale at December 31, 2001 and 2000 is net of adjustments for impairments in value deemed to be other than temporary of $48.2 million and $27.5 million, respectively.

   At December 31, 2001 and 2000, there was $0.0 million and $1.6 million, respectively, of fixed maturity securities which had been non-income producing for the twelve months preceding such dates.

   The Company classifies fixed maturity securities available-for-sale which
(i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition, or (iv) are deemed to have other than temporary impairments to value as "problem fixed maturity securities." At December 31, 2001 and 2000, the carrying value of problem fixed maturities held by the Company was $66.7 million and $54.1 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2001 and 2000, the carrying value of potential problem fixed maturities held by the Company was $16.1 million and $6.6 million, respectively. In addition, at December 31, 2001 and 2000, the Company had no fixed maturity securities which had been restructured.

   The amortized cost and estimated fair value of fixed maturity securities available-for-sale, by contractual maturity dates (excluding scheduled sinking funds) as of December 31, 2001, are as follows:

                                                         2001
                                                 --------------------
                                                 Amortized Estimated
                                                   Cost    Fair Value
                                                 --------- ----------
                                                   ($ in millions)
          Due in one year or less............... $  346.1   $  354.9
          Due after one year through five years.  1,996.7    2,071.1
          Due after five years through ten years  2,480.2    2,527.4
          Due after ten years...................    939.0      934.6
                                                 --------   --------
             Subtotal...........................  5,762.0    5,888.0
          Mortgage--and asset-backed securities.  1,064.6    1,085.5
                                                 --------   --------
             Total.............................. $6,826.6   $6,973.5
                                                 ========   ========

   Fixed maturity securities available-for-sale that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Proceeds from sales of fixed maturity securities available-for-sale during 2001, 2000 and 1999 were $479.4 million, $441.3 million and $632.8 million, respectively. Gross gains of $21.3 million, $7.2 million, and $6.9 million and gross losses of $8.3 million, $16.3 million, and $19.4 million were realized on these sales, in 2001, 2000 and 1999, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Equity Securities

   The cost, gross unrealized gains and losses, and estimated fair value of marketable and non-marketable equity securities at December 31, 2001 and 2000 are as follows:

                                                 Gross      Gross
                                  Amortized   Unrealized  Unrealized   Estimated
                                    Cost         Gains      Losses    Fair Value
                                ------------- ----------- ---------- -------------
                                 2001   2000  2001  2000  2001  2000  2001   2000
                                ------ ------ ----- ----- ----- ---- ------ ------
                                                 ($ in millions)
Marketable equity securities... $ 67.3 $ 40.1 $ 6.2 $ 6.7 $ 6.9 $2.2 $ 66.6 $ 44.6
Nonmarketable equity securities  220.7  226.2  31.0  63.6  20.8  5.8  230.9  284.0
                                ------ ------ ----- ----- ----- ---- ------ ------
                                $288.0 $266.3 $37.2 $70.3 $27.7 $8.0 $297.5  328.6
                                ====== ====== ===== ===== ===== ==== ====== ======

   Proceeds from sales of equity securities during 2001, 2000 and 1999 were $31.0 million, $499.2 million and $302.7 million, respectively. Gross gains of $3.1 million, $81.2 million and $90.0 million and gross losses of $9.5 million, $57.8 million and $12.4 million were realized on these sales, during 2001, 2000, and 1999, respectively.

6.  Mortgage Loans on Real Estate:

   Mortgage loans on real estate at December 31, 2001 and 2000 consist of the following:

                                                      2001      2000
                                                    --------  --------
                                                      ($ in millions)
        Commercial and residential mortgage loans.. $1,533.6  $1,473.4
        Agricultural mortgage loans................    304.6     313.5
                                                    --------  --------
        Total loans................................  1,838.2   1,786.9
        Less: valuation allowances.................    (28.5)    (32.2)
                                                    --------  --------
        Mortgage loans, net of valuation allowances $1,809.7  $1,754.7
                                                    ========  ========

   An analysis of the valuation allowances for 2001, 2000 and 1999 is as follows:

                                                 2001   2000    1999
                                                 -----  -----  ------
                                                    ($ in millions)
         Balance, beginning of year............. $32.2  $37.3  $ 46.8
         (Decrease)/increase in allowance.......  (0.8)  (4.9)    3.7
         Reduction due to pay downs and pay offs  (0.2)  (0.2)   (1.3)
         Transfers to real estate...............  (2.7)    --   (11.9)
                                                 -----  -----  ------
         Balance, end of year................... $28.5  $32.2  $ 37.3
                                                 =====  =====  ======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Impaired mortgage loans along with related valuation allowances as of December 31, 2001 and 2000 are as follows:

                                                                      2001    2000
                                                                     ------  ------
                                                                     ($ in millions)
Investment in impaired mortgage loans (before valuation allowances):
Loans that have valuation allowances................................ $ 93.5  $132.9
Loans that do not have valuation allowances.........................   85.2    65.1
                                                                     ------  ------
   Subtotal.........................................................  178.7   198.0
Valuation allowances................................................  (18.4)  (22.6)
                                                                     ------  ------
   Impaired mortgage loans, net of valuation allowances............. $160.3  $175.4
                                                                     ======  ======

   During 2001, 2000, and 1999, the Company recognized $12.8 million, $19.5 million, and $19.8 million, respectively, of interest income on impaired loans (also see Note 18).

   At December 31, 2001 and 2000, the carrying value of mortgage loans which were non-income producing for the twelve months preceding such dates was $22.0 million and $13.3 million, respectively.

   At December 31, 2001 and 2000, the Company had restructured mortgage loans of $66.3 million and $85.7 million, respectively. Interest income of $4.3 million, $6.8 million and $10.6 million was recognized on restructured mortgage loans in 2001, 2000, and 1999, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $7.2 million, $9.5 million, and $15.7 million in 2001, 2000 and 1999, respectively.

7.  Segment Information:

   The Company's business activities consist of the following: protection product operations, accumulation product operations, mutual fund operations, securities broker-dealer operations, insurance brokerage operations, and certain insurance lines of business no longer written by the Company (the "run-off businesses"). These business activities represent the Company's operating segments. Except as discussed below, these segments are managed separately because they either provide different products or services, are subject to different regulation, require different strategies, or have different technology requirements.

   Management considers the Company's mutual fund operations to be an integral part of the products offered by the Company's accumulation products segment, since a significant portion of mutual funds sold by the Company are offered through, and in conjunction with, the products marketed by the accumulation products segment. Accordingly, for management purposes (including, performance assessment and making decisions regarding the allocation of resources), the Company aggregates its mutual fund operations with its accumulation products segment.

   Of the aforementioned segments, only the protection products segment and the accumulation products segment qualify as reportable segments in accordance with SFAS 131. All of the Company's other segments are combined and reported in the other products segment.

   Products comprising the protection products segment primarily include a wide range of insurance products, including: whole life, term life, universal life, variable universal life, corporate-owned life insurance, last survivor variable universal life, last survivor universal life, group universal life and special-risk products. In addition, included in the protection products segment are: (i) the assets and liabilities transferred pursuant to the Group Pension Transaction, as well as the Group Pension Profits (see Note 11), (ii) the Closed Block assets and liabilities, as well as the Contribution from the Closed Block (See Notes 2 and 18), and (iii) the Company's disability income insurance business. Products comprising the accumulation products segment primarily include

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES flexible premium variable annuities, single premium deferred annuities, immediate annuities, proprietary mutual funds, investment management services, and certain other financial services products. The Company's other products segment primarily consists of the securities broker-dealer operation, the insurance brokerage operation, and the run-off businesses. The securities broker-dealer operation markets the Company's proprietary investment products and, in addition, provides clients of the Company's protection and accumulation products access to other non-proprietary investment products (including stocks, bonds, limited partnership interests, tax-exempt unit investment trusts and other investment securities). The insurance brokerage operation provides the Company's field agency force with access to life, annuity, small group health and specialty insurance products written by other carriers to meet the insurance and investment needs of its clients. The run-off businesses primarily consist of group life and health business, as well as group pension business that was not included in the Group Pension Transaction.

   Set forth in the table below is certain financial information with respect to the Company's operating segments as of and for each of the years ended December 31, 2001, 2000, and 1999, as well as amounts not allocated to the segments. Except for various allocations discussed below, the accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations before income taxes and nonrecurring items (e.g. items of an unusual or infrequent nature). The Company does not allocate certain non-recurring items to the segments. In addition, substantially all segment revenues are from external sources.

   Assets have been allocated to the segments in amounts sufficient to support the associated liabilities of each segment. In addition, capital is allocated to each segment in amounts sufficient to maintain a targeted regulatory risk-based capital ("RBC") level for each segment. Allocations of net investment income and net realized gains on investments were based on the amount of assets allocated to each segment. Other costs and operating expenses were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing. Substantially all non-cash transactions and impaired real estate (including real estate acquired in satisfaction of debt) have been allocated to the Protection Products segment (see Note 3).

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     Segment Summary Financial Information

                                                                      2001(3)(5) 2000(6)   1999(7)
                                                                      ---------- --------  --------
                                                                             ($ in millions)
Premiums:
Protection Products..................................................   $675.5   $  685.7  $  702.8
Accumulation Products................................................      5.3        1.3       0.9
Other Products.......................................................     14.5       13.5      13.4
                                                                        ------   --------  --------
                                                                        $695.3   $  700.5  $  717.1
                                                                        ======   ========  ========
Universal life and investment-type product policy fees:
Protection Products..................................................   $151.6   $  134.8  $  122.3
Accumulation Products................................................     54.7       70.0      73.3
Other Products.......................................................      0.9        1.0       0.7
                                                                        ------   --------  --------
                                                                        $207.2   $  205.8  $  196.3
                                                                        ======   ========  ========
Net investment income and net realized gains (losses) on investments:
Protection Products..................................................   $559.4   $  796.7  $  823.1
Accumulation Products................................................     68.6      124.9     132.4
Other Products.......................................................     17.9       68.9      69.6
Reconciling amounts(4)...............................................     18.7       17.9       0.0
                                                                        ------   --------  --------
                                                                        $664.6   $1,008.4  $1,025.1
                                                                        ======   ========  ========
Other income:
Protection Products..................................................   $ 46.8   $   57.7  $   79.6
Accumulation Products................................................    107.4      120.2      95.1
Other Products.......................................................     57.5       77.4      80.7
Reconciling amounts..................................................      8.1        5.1       4.8
                                                                        ------   --------  --------
                                                                        $219.8   $  260.4  $  260.2
                                                                        ======   ========  ========
Amortization of deferred policy acquisition costs:
Protection Products..................................................   $115.7   $  110.8  $  107.1
Accumulation Products................................................     26.1       28.3      30.7
Reconciling amounts..................................................     17.0        0.0       0.0
                                                                        ------   --------  --------
                                                                        $158.8   $  139.1  $  137.8
                                                                        ======   ========  ========
Benefits to policyholders:(1)
Protection Products..................................................   $815.1   $  791.1  $  790.7
Accumulation Products................................................     75.4       68.2      73.7
Other Products.......................................................     29.2       31.5      33.7
Reconciling amounts..................................................      5.5        7.6       4.5
                                                                        ------   --------  --------
                                                                        $925.2   $  898.4  $  902.6
                                                                        ======   ========  ========
Other operating costs and expenses:
Protection Products..................................................   $245.5   $  262.2  $  287.5
Accumulation Products................................................    127.2      120.0     105.7
Other Products.......................................................    138.9      100.3      93.7
Reconciling amounts..................................................      7.8       20.8      61.8
                                                                        ------   --------  --------
                                                                        $519.4   $  503.3  $  548.7
                                                                        ======   ========  ========
Income before income taxes:
Protection Products..................................................   $ 23.1   $  278.1  $  315.0
Accumulation Products................................................      5.7       98.4      89.6
Other Products.......................................................    (78.4)      27.7      35.8
Reconciling amounts..................................................     (3.5)      (5.4)    (61.5)
                                                                        ------   --------  --------
                                                                        $(53.1)  $  398.8  $  378.9
                                                                        ======   ========  ========

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                          2001(3)(5)  2000(6)   1999(7)
                                          ---------- --------- ---------
                                                 ($ in millions)
       Assets:
       Protection Products............... $16,188.1  $16,239.0 $16,181.4
       Accumulation Products.............   5,077.7    5,593.5   6,175.0
       Other Products....................   1,125.7    1,060.8   1,187.6
       Reconciling amounts...............     994.8    1,309.0   1,176.1
                                          ---------  --------- ---------
                                          $23,386.3  $24,202.3 $24,720.1
                                          =========  ========= =========
       Deferred policy acquisition costs:
       Protection Products............... $ 1,087.0  $ 1,064.3 $ 1,094.9
       Accumulation Products.............     146.8      145.4     153.3
                                          ---------  --------- ---------
                                          $ 1,233.8  $ 1,209.7 $ 1,248.2
                                          =========  ========= =========
       Policyholders' liabilities:
       Protection Products............... $10,366.5  $10,290.7 $10,231.7
       Accumulation Products.............   1,142.5    1,060.0   1,236.3
       Other Products....................     361.7      381.4     418.9
       Reconciling amounts...............      16.3       17.7      17.4
                                          ---------  --------- ---------
                                          $11,887.0  $11,749.8 $11,904.3
                                          =========  ========= =========
       Separate account liabilities:(2)
       Protection Products............... $ 3,783.7  $ 3,939.5 $ 3,843.5
       Accumulation Products.............   3,464.3    4,072.9   4,548.9
       Other Products....................     429.7      499.5     604.2
       Reconciling amounts...............     694.1      770.1     832.3
                                          ---------  --------- ---------
                                          $ 8,371.8  $ 9,282.0 $ 9,828.9
                                          =========  ========= =========

----------
(1) Includes interest credited to policyholders' account balances.
(2) Each segment includes separate account assets in an amount not less than the corresponding liability reported.
(3) See Note 19 for details regarding the allocation of Reorganization and Other Charges to segments.
(4) Reconciling amounts include interest expense related to the Inter-company Surplus Notes (see Note 14).
(5) Amounts reported as "reconciling" in 2001 primarily relate to: (i) contracts issued by MONY Life relating to its employee benefit plans, and
    (ii) charges totaling $56.8 million pretax relating to the Company's reorganization.
(6) Amounts reported as "reconciling" in 2000 primarily relate to contracts issued by MONY Life relating to its employee benefit plans.
(7) Amounts reported as "reconciling" in 1999 primarily relate to: (i) contracts issued by MONY Life relating to its employee benefit plans, (ii) charges totaling $59.7 million pretax relating to the Company's voluntary early retirement program, and (iii) demutualization expenses in 1999.

   Substantially all of the Company's revenues are derived in the United States. Revenue derived from outside the United States is not material and revenue derived from any single client does not exceed 10 percent of total consolidated revenues.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Following is a summary of revenues by product for the years ended December 31, 2001, 2000 and 1999:

                                             2001   2000   1999
                                            ------ ------ ------
                                              ($ in millions)
                Premiums:
                Individual life............ $675.1 $685.2 $702.7
                Disability income insurance    0.4    0.5    0.6
                Group insurance............   14.5   13.5   13.4
                Other......................    5.3    1.3    0.4
                                            ------ ------ ------
                   Total................... $695.3 $700.5 $717.1
                                            ====== ====== ======


                                                           2001   2000   1999
                                                          ------ ------ ------
                                                            ($ in millions)
  Universal life and investment-type product policy fees:
  Universal life......................................... $ 68.8 $ 69.0 $ 73.2
  Variable universal life................................   73.4   54.7   37.6
  Group universal life...................................    9.4   11.1   11.5
  Individual variable annuities..........................   54.7   69.7   72.8
  Individual fixed annuities.............................    0.9    1.3    1.2
                                                          ------ ------ ------
     Total............................................... $207.2 $205.8 $196.3
                                                          ====== ====== ======

8.  Deferred Policy Acquisition Costs:

   Policy acquisition costs deferred and amortized in 2001, 2000, and 1999 are as follows:

                                                  2001      2000      1999
                                                --------  --------  --------
                                                       ($ in millions)
   Balance, beginning of the year.............. $1,209.7  $1,248.2  $  994.3
   Costs deferred during the year..............    209.1     190.8     154.3
   Amortized to expense during the year........   (158.8)   (139.0)   (137.8)
   Effect on DAC from unrealized (gains) losses    (26.2)    (90.3)    237.4
                                                --------  --------  --------
   Balance, end of the year.................... $1,233.8  $1,209.7  $1,248.2
                                                ========  ========  ========

9.  Pension Plans and Other Postretirement Benefits:

Pension Plans

   The Company has a qualified pension plan covering substantially all of its salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security and
(b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees. The Company did not make any contribution in the current year or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC.

   During 2000, the Company amended its Qualified Pension plan, which increased certain benefit liabilities payable thereunder. The amendment resulted in an increase of $1.8 million in the plan's projected benefit obligation.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The assets of the qualified pension plan are primarily invested in MONY Pooled Accounts which include common stock, real estate, private placement debt securities and bonds. At December 31, 2001 and 2000, $415.3 million and $466.4 million, respectively, were invested in the MONY Pooled Accounts. Benefits of $27.9 million, $33.9 million and $40.4 million were paid by this plan for the years ended December 31, 2001, 2000, and 1999, respectively.

   The Company also sponsors a non-qualified employee excess pension plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service limits to certain employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's general account.

Postretirement Benefits

   The Company provides certain health care and life insurance benefits for retired employees and field underwriters. The Company amortizes its postretirement transition obligation over a period of twenty years.

   Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial affect on amounts reported.

   The following presents the change in the benefit obligation, change in plan assets and other information with respect to the Company's qualified and non-qualified defined benefit pension plans and other benefits which represents the Company's postretirement benefit obligation:

                                            Pension Benefits Other Benefits
                                            ---------------  --------------
                                             2001     2000    2001    2000
                                            ------   ------  ------  ------
                                                    ($ in millions)
    Change in benefit obligation:
    Benefit obligation at beginning of year $386.1   $373.3  $103.9  $ 97.7
    Service cost...........................    8.3      6.1     1.5     1.2
    Interest cost..........................   30.9     29.4     7.2     7.3
    Curtailment gain.......................     --     (2.0)     --      --
    Termination benefits...................     --       --      --      --
    Plan amendment.........................    1.8       --      --      --
    Actuarial loss.........................   25.8     18.9     0.5     5.8
    Benefits paid..........................  (41.4)   (39.6)   (8.4)   (8.1)
                                            ------   ------  ------  ------
    Benefit obligation at end of year...... $411.5   $386.1  $104.7  $103.9
                                            ======   ======  ======  ======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                          Pension Benefits  Other Benefits
                                                          ---------------  ----------------
                                                           2001     2000    2001     2000
                                                          ------   ------  -------  -------
                                                                   ($ in millions)

Change in plan assets:
Fair value of plan assets at beginning of year........... $469.9   $498.0  $    --  $    --
Actual return on plan assets.............................  (20.5)     9.1       --       --
Employer contribution....................................   13.5      8.6      8.4      8.1
Benefits and expenses paid...............................  (43.4)   (45.8)    (8.4)    (8.1)
Fair value of plan assets at end of year.................  419.5    469.9       --       --
Funded status............................................    8.0     83.8   (103.7)  (103.9)
Unrecognized actuarial loss..............................   98.4      5.8     12.1     12.6
Unamortized transition obligation........................    2.1     (5.5)    33.6     36.7
Unrecognized prior service cost..........................  (11.4)   (14.0)    (0.8)    (0.9)
                                                          ------   ------  -------  -------
Net amount recognized.................................... $ 97.1   $ 70.1  $ (58.8) $ (55.5)
                                                          ======   ======  =======  =======
Amounts recognized in the statement of financial position
  consist of the following:
Prepaid benefit cost..................................... $145.4   $123.0  $    --  $    --
Accrued benefit liability................................  (48.3)   (52.9)   (58.8)   (55.5)
Intangible asset.........................................    2.1      2.4       --       --
Accumulated other comprehensive income...................   (2.1)    (2.4)      --       --
                                                          ------   ------  -------  -------
Net amount recognized.................................... $ 97.1   $ 70.1  $ (58.8) $ (55.5)
                                                          ======   ======  =======  =======

   The Company's qualified plan had assets of $419.5 million and $469.9 million at December 31, 2001 and 2000, respectively. The projected benefit obligation and accumulated benefit obligation for the qualified plan were $343.5 million and $310.6 million at December 31, 2001 and $318.3 million and $292.2 million at December 31, 2000, respectively.

   The projected benefit obligation and accumulated benefit obligation for the non-qualified defined benefit pension plan, which is unfunded, were $68.0 million and $65.6 million at December 31, 2001 and $67.8 million and $59.0 million at December 31, 2000, respectively.

                                                Pension Benefits  Other Benefits
                                                ----------------  -------------
                                                2001  2000  1999  2001 2000 1999
                                                ----  ----  ----  ---- ---- ----
Weighted-average assumptions as of December 31:
Discount rate..................................  7.3%  7.5%  8.0% 0.0% 7.5% 8.0%
Expected return on plan assets................. 10.0% 10.0% 10.0% 0.0% 0.0% 0.0%
Rate of compensation increase(1)...............  0.0%  5.0%  5.0% 0.0% 5.0% 5.0%

----------
(1)No benefits bearing incentive compensation is assumed for 2002. Otherwise benefits bearing compensation is assumed to increase by 4% for all participants eligible for incentive compensation and by 5% for all others. Benefits bearing incentive compensation for the top four officers is assumed to be 5% of base salary after 2002.

   For measurement purposes, a 10% percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002. The rate was assumed to decrease gradually to 6% percent for 2010 and remain at that level thereafter.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Components of net periodic benefit cost for the pension and other post-retirement plans are as follows:

                                           Pension Benefits        Other Benefits
                                        ----------------------  -------------------
                                         2001    2000    1999   2001   2000   1999
                                        ------  ------  ------  -----  -----  -----
                                                      ($ in millions)
Components of net periodic benefit cost
Service cost........................... $  8.3  $  6.1  $ 11.7  $ 1.5  $ 1.2  $ 2.0
Interest cost..........................   30.9    29.4    27.3    7.2    6.5    7.2
Expected return on plan assets.........  (45.5)  (46.9)  (44.2)    --     --     --
Amortization of prior service cost.....   (0.8)   (1.5)   (0.8)  (0.2)  (0.1)  (0.1)
Curtailment gain.......................     --    (2.0)   (3.8)    --     --     --
Special termination benefits...........     --      --    50.0     --     --     --
Recognized net actuarial loss/(gain)...    1.1    (0.2)     --     --     --    1.1
Amortization of transition items.......   (7.5)   (7.9)   (7.5)   3.1    3.1    3.1
                                        ------  ------  ------  -----  -----  -----
Net periodic benefit cost.............. $(13.5) $(23.0) $ 32.7  $11.6  $10.7  $13.3
                                        ======  ======  ======  =====  =====  =====

   The Company also has a qualified money purchase pension plan covering substantially all career field underwriters. Company contributions of 5% of earnings plus an additional 2% of such earnings in excess of the social security wage base are made each year. At December 31, 2001 and 2000, the fair value of plan assets was $198.9 million and $231.2 million, respectively. For the years ended December 31, 2001, 2000, and 1999, the Company contributed $3.2 million, $3.2 million and $3.1 million to the plan, respectively, which amounts are reflected in Other Operating Costs and Expenses.

   The Company has a non-qualified defined contribution plan, which is unfunded. The non-qualified defined contribution plan projected benefit obligation which equaled the accumulated benefit obligation was $59.5 million and $61.0 million as of December 31, 2001 and 2000, respectively. The non-qualified defined contribution plan's net periodic expense was $(0.2) million, $7.2 million and $9.3 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   The Company also has incentive savings plans in which substantially all employees and career field underwriters are eligible to participate. The Company matches field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsors non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters.

10. Income Taxes:

   The Company files a consolidated federal income tax return with its parent, The MONY Group Inc. and its other subsidiaries, as well as the Company's life and non-life affiliates except Sagamore Financial Corporation and its subsidiaries.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the income tax (benefit)/expense is presented below:

                                                         2001    2000    1999
                                                        ------  ------  ------
                                                           ($ in millions)
 Income tax (benefit) expense:
    Current............................................ $ 16.1  $ 82.1  $ 73.9
    Deferred...........................................  (35.2)   52.7    57.5
                                                        ------  ------  ------
 Income tax (benefit) expense before extraordinary item  (19.1)  134.8   131.4
 Extraordinary item....................................     --   (20.3)     --
                                                        ------  ------  ------
        Total.......................................... $(19.1) $114.5  $131.4
                                                        ======  ======  ======

   Income taxes reported in the consolidated statements of income are different from the amounts determined by multiplying the earnings before income taxes by the statutory federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                                2001    2000    1999
                                                               ------  ------  ------
                                                                   ($ in millions)
Tax at statutory rate......................................... $(18.6) $139.6  $133.3
Dividends received deduction..................................     --    (2.5)   (1.7)
Goodwill......................................................    5.4      --      --
Tax Return to provision differences...........................   (4.0)     --      --
Tax Accruals..................................................   (3.2)     --      --
Meals & Entertainment.........................................    1.3      --      --
Other.........................................................     --    (2.3)   (0.2)
                                                               ------  ------  ------
Federal Income tax (benefit) expense before extraordinary item  (19.1)  134.8   131.4
   Extraordinary item.........................................     --   (20.3)     --
                                                               ------  ------  ------
Provision for income taxes.................................... $(19.1) $114.5  $131.4
                                                               ======  ======  ======

   MONY Group's income tax returns for years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes which may become due with respect to open years.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The components of deferred tax liabilities and assets at December 31, 2001 and 2000 are reported in Accounts Payable and Other Liabilities in the balance sheet and are as follows:

                                                        2001    2000
                                                       ------  ------
                                                       ($ in millions)
         Deferred policy acquisition costs............ $191.1  $163.3
         Fixed maturities and equity securities.......   56.2    25.3
         Other, net(1)................................   68.7    67.8
         Nonlife subsidiaries.........................   (9.7)   17.2
                                                       ------  ------
         Total deferred tax liabilities...............  306.3   273.6
                                                       ------  ------
         Policyholder and separate account liabilities  112.8   129.7
         Accrued expenses.............................   19.2    48.6
         Deferred compensation and benefits...........   66.7    38.2
         Real estate and mortgages....................   48.9    (2.3)
                                                       ------  ------
         Total deferred tax assets....................  247.6   214.2
                                                       ------  ------
         Net deferred tax liability................... $(58.7) $(59.4)
                                                       ======  ======

----------
(1)Includes $10.9 million and $10.7 million at December 31, 2001 and 2000 of deferred taxes relating to net unrealized gains on fixed maturity securities in the AEGON Portfolio (see Note 11).

   The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

11.  The Group Pension Transaction:

   On December 31, 1993 (the "Group Pension Transaction Date"), the Company entered into an agreement (the "Agreement") with AEGON USA, Inc. ("AEGON") under which the Company transferred a substantial portion of its group pension business (hereafter referred to as the "Group Pension Transaction"), including its full service group pension contracts, consisting primarily of tax-deferred annuity, 401(k) and managed funds lines of business, to AEGON's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA"). The Company also transferred to AUSA the corporate infrastructure supporting the group pension business, including data processing systems, facilities and regional offices. AUSA was newly formed by AEGON solely for the purpose of facilitating this transaction. In connection with the transaction, the Company and AEGON have entered into certain service agreements. These agreements, among other things, provided that the Company will continue to manage the transferred assets, and that AUSA will continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.

   Pursuant to the Agreement, MONY Life agreed to make a $200 million capital investment in AEGON by purchasing $150 million face amount of Series A Notes and $50 million face amount of Series B Notes (hereinafter referred to as the "Notes"). The Series A Notes pay interest at 6.44% per annum and the Series B Notes pay interest at 6.24% per annum. Both the Series A Notes and the Series B Notes mature on December 31, 2002. MONY Life's investment in the Series A Notes was intended to provide AEGON with the funding necessary to capitalize AUSA.

   In accordance with GAAP, the transaction did not constitute a sale because the Company retained substantially all the risks and rewards associated with the Existing Deposits. Accordingly, the Company continues to reflect the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group Pension Transaction" and "Liabilities transferred in Group Pensi on Transaction." In addition, the Company reports in its GAAP earnings the profits from the Existing Deposits as discussed below.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Pursuant to the Agreement, MONY Life receives from AUSA: (i) payments on an annual basis through December 31, 2002 (the "Group Pension Payments") equal to all of the earnings from the Existing Deposits, (ii) a final payment (the "Final Value Payment") at December 31, 2002 based on the remaining fair value of the Existing Deposits, and (iii) a contingent payment (the "New Business Growth Payment") at December 31, 2002 based on new business growth subsequent to the Transaction Date. However, the level of new business growth necessary for MONY Life to receive the New Business Growth Payment makes it unlikely that MONY Life will ever receive any such payment.

   With respect to the Group Pension Payments, the annual results from the Existing Deposits are measured on a basis in accordance with the Agreement (such basis hereafter referred to as the "Earnings Formula") which is substantially the same as GAAP, except that: (i) asset impairments on fixed maturity securities are only recognized when such securities are designated with an NAIC rating of "6", and (ii) no impairment losses are recognized on mortgage loans until such loans are disposed of or at the time, and in the calculation, of the Final Value Payment.

   Earnings which emerge from the Existing Deposits pursuant to the application of the Earnings Formula are recorded in the Company's financial statements only after adjustments (primarily to recognize asset impairments in accordance with SFAS Nos. 114 and 115) to reflect such earnings on a basis entirely in accordance with GAAP (such earnings hereafter referred to as the "Group Pension Profits"). Losses which arise from the application of the Earnings Formula for any annual period will be reflected in the Company's results of operations (after adjustments to reflect such losses in accordance with GAAP) only up to the amount for which the Company is at risk (as described below), which at any time is equal to the then outstanding principal amount of the Series A Notes.

   Operating losses reported in any annual period pursuant to the Earnings Formula are carried forward to reduce any earnings in subsequent years reported pursuant to the Earnings Formula. Any resultant deficit remaining at December 31, 2002 will be deducted from the Final Value Payment and New Business Growth Payment, if any, due to the Company. If a deficit still remains, it will be applied (as provided for in the Agreement) as an offset against the principal payment due to the Company upon maturity of the Series A Notes. The Company expects to record income in the fourth quarter of 2002 of approximately $55.0 million to the Final Value Payment, as defined in the Agreement.

   For the years ended December 31, 2001, 2000 and 1999, AUSA reported earnings to the Company pursuant to the application of the Earnings Formula of $27.4 million, $26.9 million, and $35.7 million, respectively, and the Company recorded Group Pension Profits of $30.7 million, $37.1 million and $63.0 million, respectively. In addition, the Company earned $12.8 million of interest income on the Notes in each of the aforementioned years.

   The following sets forth certain summarized financial information relating to the Group Pension Transaction as of and for the periods indicated, including information regarding: (i) the general account assets transferred to support the Existing Deposits in the Group Pension Transaction (such assets hereafter referred to as the "AEGON Portfolio"), (ii) the transferred separate account assets and liabilities, and (iii) the components of revenue and expenses comprising the Group Pension Profits:

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                                                          As of December 31,
                                                                                                          ------------------
                                                                                                            2001      2000
                                                                                                          --------  --------
Assets:
General Account..........................................................................................
   Fixed maturities: available for sale, at estimated fair value (amortized cost; $1,371.2 and $1,420.8, respectively)....................................................................................... $1,400.5  $1,419.0
   Mortgage loans on real estate.........................................................................     26.5      47.5
   Cash and cash equivalents.............................................................................     19.4      18.5
   Accrued investment income.............................................................................     24.5      26.0
                                                                                                          --------  --------
   Total general account assets..........................................................................  1,470.9   1,511.0
Separate account assets..................................................................................  3,179.5   3,416.7
                                                                                                          --------  --------
          Total assets................................................................................... $4,650.4  $4,927.7
                                                                                                          ========  ========
Liabilities:
General liabilities account(1)...........................................................................
   Policyholders' account balances....................................................................... $1,398.8  $1,468.1
   Other liabilities.....................................................................................      8.2      12.2
                                                                                                          --------  --------
   Total general account liabilities.....................................................................  1,407.0   1,480.3
Separate account liabilities(2)..........................................................................  3,179.5   3,416.7
                                                                                                          --------  --------
       Total liabilities................................................................................. $4,586.5  $4,897.0
                                                                                                          ========  ========

----------
(1) Includes general account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $71.2 million and $74.2 million as of December 31, 2001 and 2000, respectively.
(2) Includes separate account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $11.8 million and $14.7 million as of December 31, 2001 and 2000, respectively.

                                                         For the Year Ended December 31,
                                                         -------------------------------
                                                            2001       2000      1999
                                                           ------     ------    ------
                                                                 ($ in millions)
Revenues:
   Product policy fees.................................. $ 19.6      $ 26.3    $ 24.0
   Net investment income................................  102.0       113.5     128.4
   Net realized gains (losses) on investments...........    1.5        (1.2)     18.9
                                                           ------     ------    ------
       Total revenues...................................  123.1       138.6     171.3
Benefits and Expenses:
   Interest credited to policyholders' account balances.   74.8        84.6      88.4
   Other operating costs and expenses...................   17.6        16.9      19.9
                                                           ------     ------    ------
       Total benefits and expenses......................   92.4       101.5     108.3
       Group Pension Profits............................ $ 30.7      $ 37.1    $ 63.0
                                                           ======     ======    ======

Fixed Maturity Securities Available For Sale

   At December 31, 2001 and 2000, there were $2.9 million and $2.4 million of fixed maturity securities available for sale in the AEGON Portfolio deemed to have other than temporary impairments in value. In addition, there were no fixed maturity securities at such dates which had been non-income producing for the preceding twelve months.

   At December 31, 2001 and 2000, there were $2.9 million and $2.4 million of problem fixed maturities (as hereafter defined--see Note 5) held in the AEGON Portfolio. In addition, at such dates there were no potential problem fixed maturities held in the

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

AEGON Portfolio. Also, none of the fixed maturity securities held in the AEGON Portfolio at December 31, 2001 and 2000 or prior thereto had been restructured.

   The following table presents the amortized cost and estimated fair value of fixed maturities available for sale held in the AEGON Portfolio, by contractual maturity dates as of December 31, 2001. Periodic payments have been included in the year of final maturity.

                                                            Estimated
                                                  Amortized   Fair
                                                    Cost      Value
                                                  --------- ---------
                                                    ($ in millions)
           Due in one year or less............... $  132.4  $  134.0
           Due after one year through five years.    967.8     993.1
           Due after five years through ten years    126.1     125.6
           Due after ten years...................     26.1      26.9
                                                  --------  --------
           Subtotal..............................  1,252.4   1,279.6
           Mortgage and asset backed securities..    118.8     120.9
                                                  --------  --------
              Total.............................. $1,371.2  $1,400.5
                                                  ========  ========

   Fixed maturity securities available for sale that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   The percentage of fixed maturities available for sale with a credit quality of Aaa, Aa or A was 75.3% and 72.6% at December 31, 2001 and 2000, respectively. The percentage of fixed maturities available for sale rated Baa was 22.0% and 24.5% at December 31, 2001 and 2000, respectively. The percentage of fixed maturities available for sale that were below Investment Grade was 2.7% and 2.9% at December 31, 2001 and 2000, respectively. There were no fixed maturities available for sale in or near default.

   The net change in unrealized investment gains (losses) represents the only component of other comprehensive income generated by the AEGON Portfolio for the years ended December 31, 2001, 2000, 1999 and prior thereto. The net change in unrealized investment gains (losses) was $31.0 million, $20.6 million and $(77.9) million for the years ended December 31, 2001, 2000 and 1999, respectively (see Note 4).

Mortgage Loans on Real Estate

   Mortgage loans on real estate in the AEGON Portfolio at December 31, 2001 and 2000, respectively, totaled $26.4 million, net of a valuation allowance of $2.0 million, and $47.5 million net of a valuation allowance of $2.5 million.

   An analysis of the valuation allowances with respect to the AEGON Portfolio for 2001, 2000 and 1999 is as follows:

                                                  For the Year Ended
                                                     December 31,
                                                 -------------------
                                                 2001   2000   1999
                                                 -----  -----  -----
                                                   ($ in millions)
          Balance, beginning of year............ $ 2.5  $ 4.3  $16.0
          Increase (decrease) in allowance......   1.1    0.2   (6.7)
          Reduction due to pay downs and payoffs  (1.6)  (2.0)  (1.0)
          Transfer to real estate...............   0.0    0.0   (4.0)
                                                 -----  -----  -----
          Balance, end of year.................. $ 2.0  $ 2.5  $ 4.3
                                                 =====  =====  =====

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Impaired mortgage loans along with related valuation allowances with respect to the AEGON Portfolio at December 31, 2001, 2000 and 1999 are as follows:

                                                                      For the Year Ended
                                                                         December 31,
                                                                     -------------------
                                                                     2001   2000   1999
                                                                     -----  -----  -----
                                                                       ($ in millions)
Investment in impaired mortgage loans (before valuation allowances):
   Loans that have valuation allowances............................. $ 8.0  $19.1  $34.3
   Loans that do not have valuation allowances......................   2.5     --    4.4
                                                                     -----  -----  -----
       Subtotal.....................................................  10.5   19.1   38.7
Valuation allowances................................................  (1.7)  (1.8)  (2.7)
                                                                     -----  -----  -----
Impaired mortgage loans, net of valuation allowances................ $ 8.8  $17.3  $36.0
                                                                     =====  =====  =====

   For the years ended December 31, 2001, 2000, and 1999 approximately $1.1 million, $2.1 million, and $2.9 million, respectively, of interest income on impaired loans with respect to the AEGON Portfolio was earned.

   At December 31, 2001 and 2000 the AEGON Portfolio held restructured mortgage loans of $8.8 million and $15.3 million, respectively. Interest income of $0.9 million, $1.6 million, and $2.9 million was recognized on restructured mortgage loans for the years ended December 31, 2001, 2000, and 1999, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $1.1 million, $1.5 million, and $3.9 million for the years ended December 31, 2001, 2000, and 1999, respectively.

   The following table presents the maturity distribution of mortgage loans held in the AEGON Portfolio as of December 31, 2001:

                                                    December 31, 2001
                                                    ----------------
                                                     ($ in millions)
                                                    Carrying   % of
                                                     Value     Total
                                                    --------   -----
             Due in one year or less...............  $ 0.0       0.0%
             Due after one year through five years.   17.3      65.5
             Due after five years through ten years    9.1      34.5
                                                     -----     -----
                Total..............................  $26.4     100.0%
                                                     =====     =====

   Total problem, potential problem and restructured commercial mortgages as a percentage of commercial mortgages were 33.3%, 36.4% and 36.6% at December 31, 2001, 2000 and 1999, respectively. Total valuation allowances as a percentage of problem, potential problem and restructured commercial mortgages, at carrying value, before valuation allowances were 16.2%, 9.4% and 7.0% as of December 31, 2001, 2000 and 1999, respectively.

12.  Estimated Fair Value of Financial Instruments:

   The estimated fair values of the Company's financial instruments approximate their carrying amounts, except for mortgage loans, long-term debt and investment-type contracts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Fixed Maturity and Equity Securities

   The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments. Equity securities primarily consist of investments in common stocks and limited partnership interests. The fair value of the Company's investments in common stocks are determined based on quoted market prices, where available. The fair value of the Company's investments in limited partnership interests are based on amounts reported by such partnerships to the Company.

Mortgage Loans

   The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral. At December 31, 2001 and 2000, the fair value of mortgage loans was $1,880.8 million and $1,746.3 million, respectively.

Policy Loans

   Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

Long-term Debt

   The fair value of long-term debt is determined based on contractual cash flows discounted at market rates.

Separate Account Assets and Liabilities

   The estimated fair value of assets and liabilities held in separate accounts is based on quoted market prices.

Investment-Type Contracts

   The fair values of annuities are based on estimates of the value of payments available upon full surrender. The carrying value and fair value of annuities at December 31, 2001 were $1,196.8 million and $1,187.6 million, respectively. The carrying value and fair value of annuities at December 31, 2000 were $1,102.5 million and $1,098.7 million, respectively.

13.  Reinsurance:

   Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product which utilizes a coinsurance agreement. The Company's general practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

   The Company has entered into coinsurance agreements with other insurers related to a portion of its extended term insurance, guaranteed interest contract and long-term disability claim liabilities, and reinsures approximately 50% of its block of paid-up life insurance policies.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table summarizes the effect of reinsurance for the years indicated:

                                                                                                     2001     2000     1999
                                                                                                    -------  -------  -------
                                                                                                         ($ in millions)
Direct premiums (includes $67.7, $70.9 and $74.4 of accident and health premiums for 2001, 2000, and 1999, respectively).......................................................................... $ 803.6  $ 806.0  $ 821.4
Reinsurance assumed................................................................................     6.0      5.3      5.0
Reinsurance ceded (includes $(64.3), $(70.4), and $(73.8) of accident and health premiums for 2001,
  2000, and 1999, respectively)....................................................................  (114.4)  (110.8)  (109.4)
                                                                                                    -------  -------  -------
Net premiums....................................................................................... $ 695.2  $ 700.5  $ 717.0
                                                                                                    =======  =======  =======
Universal life and investment type product policy fee income ceded................................. $  25.4  $  23.1  $  14.0
                                                                                                    -------  -------  -------
Policyholders' benefits ceded...................................................................... $ 141.3  $ 107.9  $ 103.9
                                                                                                    =======  =======  =======
Interest credited to policyholders' account balances ceded......................................... $   3.7  $   3.6  $   4.5
                                                                                                    =======  =======  =======

   The Company is primarily liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

14. Debt:

   The Company's debt at December 31, 2001 and 2000 consists of the following:

                                                  2001    2000
                                                 ------  ------
                                                 ($ in millions)
               Short term debt:
               Real estate mortgage encumbrances $   --  $ 52.3
                                                 ------  ------
               Total short term debt............ $   --  $ 52.3
                                                 ======  ======
               Long term debt:
               Surplus notes.................... $  1.9  $  2.0
               Inter-Company Surplus Notes......  215.0   215.0
                                                 ------  ------
               Total long term debt............. $216.9  $217.0
                                                 ======  ======

  Surplus Notes

   On January 12, 2000, MONY Group filed a registration statement on Form S-3 with the Securities and Exchange Commission (the "SEC") to register certain securities. This registration, known as a "Shelf Registration", provides MONY Group with the ability to offer various securities to the public, when it deems appropriate, to raise proceeds up to an amount not to exceed $1.0 billion in the aggregate for all issuances of securities thereunder.

   On March 8, 2000, MONY Group issued $300.0 million principal amount of senior notes (the "$300 million Senior Notes") pursuant to the aforementioned Shelf Registration. The $300 million Senior Notes mature on March 15, 2010 and bears interest at 8.35% per annum. Approximately $280.0 million of the net proceeds from the issuance of the Senior Notes was used by MONY Group as discussed below to finance the repurchase, on March 8, 2000, by MONY Life of all of its outstanding $115.0 million face amount 9.5% coupon surplus notes, and $116.5 million face amount of its $125.0 million face amount 11.25% coupon surplus notes (hereafter referred to as the "9.5% Notes" and the "11.25% Notes", respectively), which were outstanding at December 31, 1999. In the third quarter of 2000, the Company repurchased another $6.5 million face amount of the 11.25% notes and in the first quarter of 2001, the Company repurchased another $0.1 million face amount of the 11.25% Notes.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   To finance MONY Life's repurchase of the 9.5% Notes and the 11.25% Notes, MONY Group, on March 8, 2000: (i) purchased two surplus notes from MONY Life (hereafter referred to as the "Inter-company Surplus Notes") to replace the 9.5% Notes and the 11.25% Notes, and (ii) contributed capital to MONY Life in the amount of $65 million.

   The Inter-company Surplus Note issued to replace the 9.5% Notes has a par value of $115 million, a coupon rate of interest of 8.65%, and matures on December 31, 2012. The inter-company surplus note issued to replace the 11.25% Notes has a par value of $100 million, a coupon rate of interest of 8.65%, and matures on August 15, 2024. Principal on the Inter-company Surplus Notes is payable at maturity and interest is payable semi-annually.

   As a result of the repurchase of the 9.5% Notes and substantially all of the 11.25% Notes, the Company recorded a pre-tax tax loss of $58.1 million ($37.7 million after tax) during 2000. The loss resulted from the premium paid by the Company to the holders of the 9.5% Notes and the 11.25% Notes reflecting the excess of their fair value over their carrying value on the Company's books at the date of the transaction of approximately $7.0 million and $51.1 million, respectively. This loss is reported, net of tax, as an extraordinary item on the Company's income statement for the year ended December 31, 2000.

Real Estate Mortgage Encumbrances

   The Company initially had one mortgage loan on one of its real estate properties. For the years ended December 31, 2001, 2000 and 1999, interest expense on mortgage loans aggregated $1.2 million, $5.3 million, and $5.0 million, respectively.

15. Securities Lending and Concentration of Credit Risk:

  Securities Lending Risk:

   Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2001 and 2000, securities loaned by the Company under this agreement had a fair value of approximately $161.5 million and $160.9 million, respectively. The minimum collateral on securities loaned is 102 percent of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

  Concentration of Credit Risk:

   At December 31, 2001 and 2000, the Company had no single investment or series of investments with a single issuer (excluding U.S. Treasury securities and obligations of U.S. government agencies) exceeding 1.9% and 1.0%, respectively, of total cash and invested assets.

   The Company's fixed maturity securities are diversified by industry type. The industries that comprise 10.0% or more of the carrying value of the fixed maturity securities at December 31, 2001 are Consumer Goods of $1,225.1 million (17.6%), Non-Government Asset/Mortgage Backed securities of $793.1 million (11.4%), and Public Utilities of $739.8 million (10.6%).

   At December 31, 2000 the industries that comprised 10.0% or more of the carrying value of the fixed maturity securities were Consumer Goods of $1,042.9 million (15.6%), Non-Government Asset/Mortgage-Backed securities of $765.0 million (11.4%), Public Utilities of $760.5 million (11.4%), and other manufacturing of $674.5 million (10.1%).

   The Company held below investment grade fixed maturity securities with a carrying value of $603.1 million at December 31, 2001. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 2000, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $526.0 million.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company has significant investments in commercial and agricultural mortgage loans and real estate (including joint ventures and partnerships). The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 2001 and 2000 are as follows:

                                      2001            2000
                                 --------------  --------------
                                         ($ in millions)
               Geographic Region
               Mountain......... $  414.2  20.3% $  430.0  22.0%
               Southeast........    449.1  22.0     420.3  21.3
               Midwest..........    336.2  16.5     322.8  16.4
               West.............    361.6  17.7     340.9  17.3
               Northeast........    274.1  13.4     337.9  17.2
               Southwest........    205.3  10.1     114.8   5.8
                                 -------- -----  -------- -----
                  Total......... $2,040.5 100.0% $1,966.7 100.0%
                                 ======== =====  ======== =====

   The states with the largest concentrations of mortgage loans and real estate investments at December 31, 2001 are: California, $240.0 million (11.8%); Arizona, $201.5 million (9.9%); Texas, $158.1 million (7.8%); New York, $150.0 million (7.4%); Georgia, $147.5 million (7.2%); Washington D.C., $126.5 million (6.2%); and Colorado, $102.7 million (5.0%).

   As of December 31, 2001 and 2000, the real estate and mortgage loan portfolio was also diversified by property type as follows:

                                       2001            2000
                                  --------------  --------------
                                          ($ in millions)
              Property Type
              Office buildings... $  873.3  42.7% $  853.4  43.4%
              Agricultural.......    304.9  15.0     311.3  15.8
              Hotel..............    297.8  14.6     287.6  14.6
              Retail.............    138.8   6.8     147.4   7.5
              Other..............    135.1   6.6     132.9   6.8
              Industrial.........    156.6   7.7     133.6   6.8
              Apartment buildings    134.0   6.6     100.5   5.1
                                  -------- -----  -------- -----
                 Total........... $2,040.5 100.0% $1,966.7 100.0%
                                  ======== =====  ======== =====

16. Commitments and Contingencies:

   Since late 1995 a number of purported class actions have been commenced in various state and federal courts against MONY and MLOA alleging that it engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al. v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

   On October 21, 1997, the New York State Supreme Court granted MONY's and MLOA's motion for summary judgment and dismissed all claims filed in the Goshen case against MONY and MLOA. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only, and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. On August 9, 2001, the New York State Appellate Division, First Department, affirmed the ruling limiting the class to New York purchasers. On January 15, 2002, the New York State Court of Appeals granted the plaintiffs' motion for leave to appeal from that decision. MONY and MLOA intend to defend itself vigorously against plaintiffs' appeal and the sole remaining claim. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on the Company.

   On November 16, 1999, the MONY Group and MONY Life were served with a complaint in an action entitled Calvin Chatlos, M.D., and Alvin H. Clement, On Behalf of Themselves And All Others Similarly Situated v. The MONY Life Insurance Company, The MONY Group Inc., and Neil D. Levin, Superintendent, New York Department of Insurance, filed in the United States District Court for the Southern District of New York. The action purports to be brought as a class action on behalf of all individuals who had an ownership interest in one or more in force life insurance policies issued by MONY Life as of November 16, 1998. The complaint alleges that (i) the New York Superintendent of Insurance, Neil D. Levin, violated Section 7312 of the New York Insurance Law by approving the Plan of Demutualization, which plaintiffs claim was not fair and adequate, primarily because it allegedly failed to provide for sufficient assets for the mechanism established under the plan to preserve reasonable dividend expectations of the closed block, and (ii) MONY Life violated Section 7312 by failing to develop and submit to the New York Superintendent a plan of demutualization that was fair and adequate. The plaintiffs seek equitable relief in the form of an order vacating and/or modifying the New York Superintendent's order approving the Plan of Demutualization and/or directing the New York Superintendent to order MONY Life to increase the assets in the closed block, as well as unspecified monetary damages, attorneys' fees and other relief.

   In early January 2000, the MONY Group, MONY Life and the New York Superintendent wrote to the District Court seeking a pre-motion conference preliminary to the filing of a motion to dismiss the federal complaint on jurisdictional, federal abstention and timeliness grounds and for failure to state a claim. Following receipt of those letters, plaintiffs' counsel offered voluntarily to dismiss their complaint, and a stipulation and order to that effect was thereafter filed and approved by the court.

   On March 27, 2000, plaintiffs filed a new action in New York State Supreme Court bearing the same caption and naming the same defendants as the previously filed federal action. The state court complaint differs from the complaint previously filed in federal court in two primary respects. First, it no longer asserts a claim for damages against the New York Superintendent, nor does its prayer for relief seek entry of an order vacating or modifying the New York Superintendent's decision or requiring the New York Superintendent to direct MONY Life to place additional assets into the closed block. Rather, it seeks an accounting and an order from the Court directing MONY Life to transfer additional assets to the closed block.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Second, the new complaint contains claims for breach of contract and fiduciary duty, as well as new allegations regarding the adequacy of the disclosures contained in the Policyholder Information Booklet distributed to policyholders soliciting their approval of the plan of demutualization (which plaintiffs claim violated both the New York Insurance Law and MONY Life's fiduciary duties).

   In order to challenge successfully the New York Superintendent's approval of the plan, plaintiffs would have to sustain the burden of showing that such approval was arbitrary and capricious or an abuse of discretion, made in violation of lawful procedures, affected by an error of law or not supported by substantial evidence. In addition, Section 7312 provides that MONY Life may ask the court to require the challenging party to give security for the reasonable expenses, including attorneys' fees, which may be incurred by MONY Life or the New York Superintendent or for which MONY Life may become liable, to which security MONY Life shall have recourse in such amount as the court shall determine upon the termination of the action.

   The MONY Group, MONY Life and the New York Superintendent moved to dismiss the state court complaint in its entirety on a variety of grounds. On April 20, 2001, the New York Supreme Court granted both motions and dismissed all claims against the MONY Group, MONY Life and the New York Superintendent. On June 29, 2001, plaintiffs filed a Notice of Appeal with the New York Appellate Division, appealing the dismissal of the claims against the MONY Group, MONY Life and the New York Superintendent. MONY Group and MONY Life intend to defend themselves vigorously against plaintiffs' appeal. There can be no assurance, however, that the present litigation will not have a material adverse effect on the Company.

   In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involve demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company's statutory surplus or results of operations.

   At December 31, 2001, the Company had commitments to fund the following:
$113.3 million of equity partnership investments, $8.0 million private fixed maturity with an interest rate of 10%, $9.4 million of fixed rate agricultural loans with periodic interest rate reset dates with initial rates ranging from 6.25% to 7.45%, $191.2 million fixed and floating rate commercial mortgages with interest rates ranging from 4.53% to 8.27% and $7.5 million of mezzanine financing with pay rates ranging from 9.0% to 10.0%.

   In addition, the Company maintains a syndicated credit facility with domestic banks aggregating $150.0 million, with a scheduled renewal date in June 2002. In accordance with certain covenants of the facilities, the Company is required to maintain a certain statutory tangible net worth and debt to capitalization ratio. The purpose of this facility is to provide additional liquidity for any unanticipated short-term cash needs the Company might experience and also to serve as support for the Company's $150.0 million commercial paper program which was activated in the third quarter of 2000. The Company has complied with all covenants of the facilities, has not borrowed against these lines of credit since their inception, and does not have any commercial paper outstanding as of September 30, 2001.

   The Company has entered into various operating lease agreements for office space, furniture and equipment. These leases have remaining non-cancelable lease terms in excess of one year. Total rental expense for these operating leases amounted to $24.5 million in 2001, $29.7 million in 2000, and $29.6 million in 1999. The future minimum rental obligations for the next five years and thereafter under these leases are: $34.1 million for 2002, $31.2 million for 2003, $27.4 million for 2004, $24.6 million for 2005, $22.3 million for 2006, and $127.9 million for the years thereafter.

   In 1988, the Company financed one of its real estate properties under a sale/leaseback arrangement with the proceeds received from the sale, amortized into income over the life of the lease. The lease has a term of 20 years beginning December 21, 1988 and requires minimum annual rental payments of $7.6 million in 2002, $7.7 million in 2003, $7.9 million in 2004, $8.0 million in 2005, $8.2 million for 2006 and $16.9 million for 2007 and thereafter. The Company has the option to renew the lease at the end of the lease term.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

17.  Statutory Financial Information and Regulatory Risk-Based Capital:

   The statutory net income reported by the Company for the years ended
December 31, 2001, 2000, and 1999 was $33.4 million, $235.4 million, and $151.0 million, respectively. The combined statutory surplus of the Company as of December 31, 2001 and 2000 was $917.4 million and $1,154.8 million, respectively. Each of the Company's insurance subsidiaries exceeds the minimum risk based capital requirements imposed by such subsidiaries' state of domicile.

18.  Closed Block--Summary Financial Information:

   Summarized financial information of the Closed Block as of and for the years ended December 31, 2001 and 2000 is presented below.

                                                                                        December 31, December 31,
                                                                                            2001         2000
                                                                                        ------------ ------------
                                                                                             ($ in millions)
Assets:
Fixed Maturities:
   Available for sale, at estimated fair value (amortized cost, $3,780.9 and $3,535.8).   $3,868.9     $3,543.1
Mortgage loans on real estate..........................................................      622.1        566.0
Other invested assets..................................................................        6.2          0.7
Policy loans...........................................................................    1,144.3      1,183.9
Cash and cash equivalents..............................................................       56.2        167.8
Premiums receivable....................................................................       12.5         13.6
Deferred policy acquisition costs......................................................      500.6        552.6
Other assets...........................................................................      219.3        223.5
                                                                                          --------     --------
       Total Closed Block assets.......................................................   $6,430.1     $6,251.2
                                                                                          ========     ========
Liabilities:
Future policy benefits.................................................................   $6,869.8     $6,826.8
Policyholders' account balances........................................................      292.9        293.3
Other policyholders' liabilities.......................................................      162.2        173.5
Other liabilities......................................................................      163.9         22.2
                                                                                          --------     --------
       Total Closed Block liabilities..................................................   $7,488.8     $7,315.8
                                                                                          ========     ========

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                     For the year ended December 31,
                                                     -------------------------------
                                                       2001       2000       1999
                                                     ---------   ------    --------
                                                             ($ in millions)
Revenues:
Premiums............................................ $551.4     $582.4    $  620.8
Net investment income...............................  397.6      395.7       375.1
Net realized gains (losses) on investments..........    6.0       (7.0)        2.9
Other Income........................................    2.4        2.2         1.4
                                                      ------     ------    --------
   Total revenues...................................  957.4      973.3     1,000.2
                                                      ------     ------    --------
Benefits and Expenses:
Benefits to policyholders...........................  606.9      620.9       640.1
Interest credited to policyholders' account balances    8.9        8.8         8.9
Amortization of deferred policy acquisition costs...   59.4       60.4        67.5
Dividends to policyholders..........................  233.1      232.9       228.8
Other operating costs and expenses..................    7.0        7.5        10.1
                                                      ------     ------    --------
   Total benefits and expenses......................  915.3      930.5       955.4
                                                      ------     ------    --------
Contribution from the Closed Block.................. $ 42.1     $ 42.8    $   44.8
                                                      ======     ======    ========

   The carrying value of the Closed Block fixed maturity securities at December 31, 2001 and 2000 is net of adjustments for impairment of $10.9 million and $12.5 million, respectively.

   At December 31, 2001 and 2000, there were $0.0 million and $1.4 million of fixed maturities which have been non-income producing for the twelve months preceding such dates.

   At December 31, 2001 and 2000, there were problem fixed maturities of $6.5 million and $11.8 million, respectively. At December 31, 2001 and 2000, there were potential problem fixed maturity securities of $3.2 million and $5.9 million, respectively. There were no fixed maturities which were restructured at December 31, 2001 and 2000.

   The amortized cost and estimated fair value of fixed maturity securities in the Closed Block, by contractual maturity dates, excluding scheduled sinking funds, as of December 31, 2001 are as follows:

                                                            Estimated
                                                  Amortized   Fair
                                                    Cost      Value
                                                  --------- ---------
                                                    ($ in millions)
           Due in one year or less............... $  226.5  $  232.8
           Due after one year through five years.  1,237.5   1,288.5
           Due after five years through ten years  1,330.9   1,358.2
           Due after ten years...................    474.6     472.1
                                                  --------  --------
              Subtotal...........................  3,269.5   3,351.6
           Mortgage and asset-backed securities..    511.4     517.3
                                                  --------  --------
                                                  $3,780.9  $3,868.9
                                                  ========  ========

   Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Mortgage loans on real estate in the Closed Block at December 31, 2001 and 2000 consist of the following:

                                                       2001    2000
                                                      ------  ------
                                                      ($ in millions)
          Commercial mortgage loans.................. $594.2  $529.7
          Agricultural and other loans...............   40.2    51.1
                                                      ------  ------
          Subtotal...................................  634.4   580.8
          Less: valuation allowances.................  (12.3)  (14.8)
                                                      ------  ------
          Mortgage loans, net of valuation allowances $622.1  $566.0
                                                      ======  ======

   An analysis of the valuation allowances for the years ended December 31, 2001 and 2000 is as follows:

                                                      2001     2000
                                                     ------   ------
                                                     ($ in millions)
              Beginning balance..................... $14.8    $14.3
              (Decrease)/Increase in allowance......  (2.4)     0.6
              Reduction due to pay downs and payoffs  (0.1)    (0.1)
                                                     -----    -----
              Valuation Allowance................... $12.3    $14.8
                                                     =====    =====

   Impaired mortgage loans along with related valuation allowances as of December 31, 2001 and 2000 were as follows:

                                                                      2001    2000
                                                                     ------  ------
                                                                     ($ in millions)
Investment in impaired mortgage loans (before valuation allowances):
Loans that have valuation allowances................................ $ 64.3  $ 71.9
Loans that do not have valuation allowances.........................   35.5    20.7
                                                                     ------  ------
   Subtotal.........................................................   99.8    92.6
Valuation allowances................................................  (13.5)  (16.1)
                                                                     ------  ------
Impaired mortgage loans, net of valuation allowances................ $ 86.3  $ 76.5
                                                                     ======  ======

   For the year ended December 31, 2001, the Closed Block recognized $8.4 million of interest income on impaired loans. For the year ended December 31, 2000 the Closed Block recognized $7.9 million of interest income on impaired loans.

   At December 31, 2001 and 2000, there were no mortgage loans in the Closed Block which were non-income producing for the twelve months preceding such dates.

   At December 31, 2001 and 2000, the Closed Block had restructured mortgage loans of $12.2 million and $17.0 million, respectively. Interest income of $0.9 million and $1.4 million was recognized on such loans for the year ended December 31, 2001 and 2000, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $1.3 million and $1.9 million for the respective periods.

   The pre-tax Contribution from the Closed Block includes only those revenues, benefit payments, dividends, premium taxes, state guaranty fund assessments, and investment expenses considered in funding the Closed Block. However, many expenses associated with operating the Closed Block and administering the policies included therein were excluded from and, accordingly, are not funded in the Closed Block. These expenses are reported in the Company's statement of operations, outside of the

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Contribution from the Closed Block, consistent with how they are funded. Such expenses are reported in the separate line items to which they apply based on the nature of such expenses. Federal income taxes applicable to the Closed Block, which are funded in the Closed Block, are reflected as a component of federal income tax expense in the Company's statement of operations. Since many expenses related to the Closed Block are funded outside the Closed Block, operating costs and expenses outside the Closed Block are disproportionate to the level of business outside the Closed Block.

19.  Reorganization and Other Charges:

   During 2001, the Company recorded charges aggregating approximately $144.4 million on a pre-tax basis. Of this amount approximately $56.8 million represented "Reorganization Charges" taken in connection with the Company's previously announced reorganization of certain of its businesses and $87.6 million represented "Other Charges" unrelated to the Company's reorganization activities. The Reorganization Charges consisted of: (i) severance and related benefits resulting from headcount reductions in the Company's home office and career agency system, (ii) losses from abandonment of certain leased offices and equipment, (iii) the write-off of deferred acquisition costs as a result of the decision to exit certain international markets and lines of business, and
(iv) certain other charges. The Other Charges consisted of: (i) impairments of certain invested assets and valuation related write-downs of private equity securities held in the Company's equity method venture capital portfolio, (ii) the write-off of a deferred sales charges in the Company's mutual fund business to reflect revised estimates of recoverability which are principally due to the decline in the value of the Company's internet funds, (iii) write-downs of certain information technology assets, and (iv) other miscellaneous items.

   The following table summarizes the components of the Company's
Reorganization Charges and Other Charges, respectively:

                                                                 Net
                                                               Realized
                                                     Operating  Losses  Total
                                                     --------- -------- ------
 Reorganization Charges:
 Severance benefits and incentive compensation......  $ 22.8    $  --   $ 22.8
 Leased offices and equipment.......................     8.7       --      8.7
 Deferred policy acquisition costs..................    17.0       --     17.0
 Other..............................................     8.3       --      8.3
                                                      ------    -----   ------
    Subtotal--Reorganization Charges................    56.8       --     56.8
 Other Charges:
 Asset Impairments and Valuation Related Write-downs    29.9     20.1     50.0
 Deferred Sales Charges.............................     7.0       --      7.0
 Information technology assets......................     9.4       --      9.4
 Other..............................................    21.2       --     21.2
                                                      ------    -----   ------
    Subtotal--Other Charges.........................    67.5     20.1     87.6
                                                      ------    -----   ------
 Total--Reorganization and Other Charges before tax.  $124.3    $20.1   $144.4
                                                      ======    =====   ======
 Total--Reorganization and Other Charges after tax..  $ 80.8    $13.1   $ 93.9
                                                      ======    =====   ======

   All of the components of the Reorganization Charges reflected above, except $17.0 million related to deferred policy acquisition costs and $5.3 million related to investment expenses, are included in "Other Operating Costs and Expenses" in the Company's consolidated income statement for the year ended December 31, 2001. None of the Reorganization Charges reflected in the table above have been allocated to the Company's segments. All such charges are included as reconciling items of the segments to the Company's consolidated income statement for the year ended December 31, 2001.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table indicates the line items in the Company's consolidated and segmented income statements for the year ended December 31, 2001 that the Other Charges in the table above are reflected in. In addition, all of the reorganization charges are reflected in reconciling in the table as discussed above.

                                                  Protection Accumulation Other Reconciling Total
                                                  ---------- ------------ ----- ----------- ------
Premiums.........................................   $ 1.0       $  --     $ --     $  --    $  1.0
Net investment income............................    20.3         3.8      3.3       5.3      32.7
Group pension profit.............................     2.5                   --        --       2.5
Benefits to policyholders........................     1.8         3.9       --        --       5.7
Amortization of deferred policy acquisition costs      --         2.0       --      17.0      19.0
Other operating costs and expenses...............    17.6        10.3      1.0      34.5      63.4
                                                    -----       -----     ----     -----    ------
Total Other Operating Charges....................    43.2        20.0      4.3      56.8     124.3
Net realized losses on investments...............    14.9         2.8      2.4        --      20.1
                                                    -----       -----     ----     -----    ------
   Total Other Charges...........................   $58.1       $22.8     $6.7     $56.8    $144.4
                                                    =====       =====     ====     =====    ======

   Of the reorganization charges recorded, approximately $19.0 million meet the definition of "restructuring charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". At December 31, 2001 a liability for $12.8 million is included in Accounts payable and other liabilities in the Company's consolidated balance sheet.

20.  Implications of the Events of September 11th :

   The terrorist events of September 11th had no material effect on the Company's financial position at December 31, 2001 or its results of operations for the year then ended. The net effect of life insurance claims relating to the incident (after reinsurance and the release of related policy reserves) aggregated approximately $3.9 million pre-tax. In addition, the Company incurred damages from the interruption of certain of its business operations. These damages principally consist of: (i) lost revenues at MSC and Enterprise resulting from the close of the New York securities markets, (ii) the temporary closing of the Company's New York corporate offices, and (iii) lost revenues resulting from the volatility of the securities markets and consumer uncertainty with respect to equity based products in the aftermath of September 11th. To date, no determination has been made with respect to the Company's ability to recover the aforementioned damages under its insurance coverages.

                                  APPENDIX A

                         DEATH BENEFIT PERCENTAGE FOR
                  GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                                                               Applicable
Attained Age                                                   Percentage
------------                                                   ----------
40 and Under ................................................     250%
41 ..........................................................     243
42 ..........................................................     236
43 ..........................................................     229
44 ..........................................................     222
45 ..........................................................     215
46 ..........................................................     209
47 ..........................................................     203
48 ..........................................................     197
49 ..........................................................     191
50 ..........................................................     185
51 ..........................................................     178
52 ..........................................................     171
53 ..........................................................     164
54 ..........................................................     157
55 ..........................................................     150
56 ..........................................................     146
57 ..........................................................     142
58 ..........................................................     138
59 ..........................................................     134
60 ..........................................................     130
61 ..........................................................     128
62 ..........................................................     126
63 ..........................................................     124
64 ..........................................................     122
65 ..........................................................     120
66 ..........................................................     119
67 ..........................................................     118
68 ..........................................................     117
69 ..........................................................     116
70 ..........................................................     115
71 ..........................................................     113
72 ..........................................................     111
73 ..........................................................     109
74 ..........................................................     107
75-90 .......................................................     105
91 ..........................................................     104
92 ..........................................................     103
93 ..........................................................     102
94-100 ......................................................     101

                                  Appendix B

                  MONTHLY PER $1,000 SPECIFIED AMOUNT FACTORS

                      Preferred NonSmoker          Preferred Smoker
                  --------------------------- ---------------------------
                       Specified Amount            Specified Amount
                  --------------------------- ---------------------------
       Issue Age
       of Younger 100,000- 500,000- 1 million 100,000- 500,000- 1 million
        Insured   499,999  999,999  and over  499,999  999,999  and over
       ---------- -------- -------- --------- -------- -------- ---------
           18      0.050    0.050     0.040    0.060    0.050     0.040
       ------------------------------------------------------------------
           20      0.050    0.050     0.040    0.060    0.050     0.040
           25      0.060    0.050     0.040    0.060    0.050     0.050
       ------------------------------------------------------------------
           30      0.060    0.050     0.050    0.070    0.060     0.050
           35      0.070    0.060     0.050    0.070    0.060     0.060
       ------------------------------------------------------------------
           40      0.060    0.070     0.060    0.060    0.070     0.060
           45      0.090    0.080     0.070    0.090    0.090     0.080
       ------------------------------------------------------------------
           50      0.110    0.100     0.090    0.120    0.110     0.100
           55      0.140    0.130     0.110    0.140    0.130     0.120
       ------------------------------------------------------------------
           60      0.170    0.160     0.140    0.180    0.170     0.150
           65      0.220    0.210     0.180    0.230    0.220     0.190
       ------------------------------------------------------------------
           70      0.270    0.270     0.240    0.270    0.270     0.250
           75      0.310    0.300     0.280    0.310    0.300     0.280
       ------------------------------------------------------------------
           80      0.360    0.350     0.340    0.360    0.350     0.340
           85      0.360    0.350     0.340    0.360    0.350     0.340

                      Standard NonSmoker            Standard Smoker
                  --------------------------- ---------------------------
                       Specified Amount            Specified Amount
                  --------------------------- ---------------------------
       Issue Age
       of Younger 100,000- 500,000- 1 million 100,000- 500,000- 1 million
        Insured   499,999  999,999  and over  499,999  999,999  and over
       ---------- -------- -------- --------- -------- -------- ---------
           18      0.060    0.050     0.040    0.060    0.050     0.040
       ------------------------------------------------------------------
           20      0.060    0.050     0.040    0.060    0.050     0.040
           25      0.060    0.060     0.050    0.060    0.050     0.050
       ------------------------------------------------------------------
           30      0.070    0.060     0.050    0.070    0.060     0.050
           35      0.070    0.060     0.060    0.070    0.060     0.060
       ------------------------------------------------------------------
           40      0.080    0.070     0.060    0.080    0.070     0.060
           45      0.090    0.090     0.080    0.090    0.080     0.080
       ------------------------------------------------------------------
           50      0.120    0.110     0.100    0.120    0.110     0.100
           55      0.140    0.140     0.120    0.150    0.140     0.130
       ------------------------------------------------------------------
           60      0.180    0.170     0.150    0.190    0.180     0.160
           65      0.230    0.220     0.190    0.250    0.240     0.210
       ------------------------------------------------------------------
           70      0.270    0.270     0.250    0.300    0.290     0.260
           75      0.310    0.300     0.280    0.310    0.310     0.300
       ------------------------------------------------------------------
           80      0.360    0.350     0.340    0.370    0.360     0.350
           85      0.360    0.350     0.340    0.370    0.360     0.350

             Factors for interim ages are available upon request.

                                  Appendix C

               ILLUSTRATIONS OF DEATH PROCEEDS, FUND VALUES AND
                       CASH VALUES, AND PREMIUM OUTLAYS

   The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Fund Values and Cash Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

   The Policies illustrated include the following:

                                                               Death
                                                              Benefit Specified
Sex  Age  Underwriting Class   Sex   Age  Underwriting Class  Option   Amount
---- --- -------------------- ------ --- -------------------- ------- ---------
Male 45  Preferred Non-smoker Female 45  Preferred Non-smoker    1    $200,000
Male 45  Preferred Non-smoker Female 45  Preferred Non-smoker    2    $200,000

   The tables show how Death Proceeds, Fund Values and Cash Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Fund Values and Cash Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

   The amounts shown for Death Proceeds, Fund Values and Cash Values reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges. The difference between the Fund Value and the Cash Value in the first 14 years is the Surrender Charge.

   The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost of Insurance) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds as well as those assessed against the Subaccounts. These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is .35% annually on a guaranteed basis.

   The tables also reflect a deduction for a daily investment advisory fee and for other expenses of the Portfolio at a rate equivalent to an annual rate of 0.94% of the aggregate average daily net assets of the Portfolio. This hypothetical rate is representative of the average maximum investment advisory fee and other expenses of the Portfolios applicable to the Subaccounts of the Variable Account. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. For a detailed description of actual expenses and expense reimbursements, see "Fees and Expenses of the Funds". There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

   The effect of these investment management and direct expenses on a 0% gross rate of return would result in a net rate of return of -0.94%, on 6% it would be 5.06%, and on 12% it would be 11.06%.

   The tables assume the deduction of charges including administrative and sales charges. There are tables for the Policies listed in the chart above for death benefit Options 1 or 2 and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

   The following are descriptions of Table columns and key terms:

   Age:  Younger Insured's attained age at the end of the policy year

   Premium Outlay: The annualized out-of-pocket premium payments for each policy year including scheduled and any anticipated unscheduled premium payments. Premium payments are assumed to be paid at the beginning of each premium paying period. Amounts of surrenders and loans plus loan interest if any, are shown on the pages captioned "Premiums, Full Surrender and Policy Loans".

   Premium Accumulated at 5%: is equal to the premiums compounded at an annual effective rate of 5% and is shown at the end of the year.

Guaranteed Charges at 0.00%, 6.00% or 12.00%

   Cash Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum. The cash value also takes into account any loans illustrated, as well as, the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first ten years.

   Fund Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum. The Fund Value DOES NOT take into account the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first ten years.

   Death Proceeds: The benefit payable if the insured's death occurs at the end of the policy year, assuming a 0.00%, 6.00% or 12,00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximums.

Current charges at 0.00%, 6.00% or 12.00%

   Cash Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates. The cash value also takes into account any loans illustrated, as well as, the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first ten years.

   Fund Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates. The Fund Value DOES NOT take into account the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first ten years.

   Death Proceeds: The benefit payable if the insured's death occurs at the end of the policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates.

   The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed Insured, standard Premium Class assumptions and an initial Specified Amount and Scheduled Premium Payments of the applicant's choice. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

   The following is the page of supplemental footnotes to each of the flexible premium variable life to age 100 numeric summary and standard ledger statements.

            STANDARD LEDGER STATEMENT -- SUPPLEMENTAL FOOTNOTE PAGE
                           MONY Custom Estate Master
        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY
                          MONY Life Insurance Company

Additional Information

   These policies have been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

   This illustration has been checked against federal tax laws relating to their definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit option 2 to death benefit option 1 and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment policy, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

                              GUIDELINE PREMIUMS

                                           Death
                                          Benefit Specified Initial Guideline Initial Guideline
Sex  Age  Underwriting Class    Sex   Age Option   Amount    Single Premium    Annual Premium
---- --- --------------------- ------ --- ------- --------- ----------------- -----------------
Male 45  Preferred, Non-Smoker Female 45     1    $200,000     $27,638.77         $2,354.33
Male 45  Preferred, Non-Smoker Female 45     2    $200,000     $27,638.77         $9,194.28

   Values shown on these illustrations are based on a specified amount of $200,000 and on a policyowner tax bracket of 0%.

   Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death proceeds, fund value and value upon surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

   The policy's cash value is net of any applicable surrender charge.

   Premiums less the following deductions are added to the fund value:

      1. A premium tax charge of 0.8% of gross premiums in all policy years.

      2. A sales charge on the gross premiums. The sales charges equal 6% of each premium dollar paid up to the Target Premium in years 1-10, 2% of premium paid in excess of Target Premium in years 1-10, and 2% of all premiums after the tenth Policy year.

      3. A DAC tax charge of 1.25% of gross premiums in all policy years. No charge will be deducted where premiums received are not subject to this tax.

   Those columns assuming guaranteed charges use the current monthly mortality charges, current monthly administrative charges, current charges for mortality and expense risks, current charges for rider benefits, if any, and current premium sales charge ("current charges" for the first year) as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed monthly mortality charges, guaranteed monthly administrative charges, guaranteed charges for mortality and expense risks, guaranteed charges for rider benefits if any, guaranteed maximum premium sales charge, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

   The current charges declared by MONY Life Insurance Company are guaranteed for the first policy year and apply to policies issued as of the illustration preparation date and could change between the preparation date and the date the policy is issued. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company.

                          LIFE INSURANCE ILLUSTRATION

                   MONY Survivorship Variable Universal Life
        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value and cash value.

                     Guaranteed Death Proceeds               Guaranteed Fund Value                 Guaranteed Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    1,124    200,000      200,000     200,000          716         768          820            0           0            0
   2    1,124    200,000      200,000     200,000        1,416       1,565        1,720          404         553          709
   3    1,124    200,000      200,000     200,000        2,101       2,393        2,710        1,202       1,494        1,811
   4    1,124    200,000      200,000     200,000        2,770       3,253        3,799        1,984       2,467        3,012
   5    1,124    200,000      200,000     200,000        3,423       4,145        4,995        2,749       3,471        4,321
   6    1,124    200,000      200,000     200,000        4,057       5,069        6,308        3,495       4,507        5,746
   7    1,124    200,000      200,000     200,000        4,671       6,023        7,749        4,221       5,574        7,299
   8    1,124    200,000      200,000     200,000        5,262       7,007        9,328        4,925       6,670        8,991
   9    1,124    200,000      200,000     200,000        5,827       8,019       11,057        5,603       7,794       10,832
  10    1,124    200,000      200,000     200,000        6,364       9,057       12,949        6,251       8,944       12,836
  11    1,124    200,000      200,000     200,000        7,126      10,385       15,295        7,126      10,385       15,295
  12    1,124    200,000      200,000     200,000        7,848      11,746       17,862        7,848      11,746       17,862
  13    1,124    200,000      200,000     200,000        8,526      13,136       20,670        8,526      13,136       20,670
  14    1,124    200,000      200,000     200,000        9,155      14,551       23,740        9,155      14,551       23,740
  15    1,124    200,000      200,000     200,000        9,728      15,986       27,094        9,728      15,986       27,094
  20    1,124    200,000      200,000     200,000       11,335      23,054       48,972       11,335      23,054       48,972
  25    1,124    200,000      200,000     200,000        8,985      28,005       82,209        8,985      28,005       82,209
  30    1,124     LAPSED      200,000     200,000       LAPSED      25,158      133,678       LAPSED      25,158      133,678

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance TrustSM, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time. /


Age 45 Male Non-Smoker Preferred                Prepared on: 04/11/02
Age 45 Female Non-Smoker Preferred                        Version 04.2002
Specified Amount:  $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $1,123.67 . GPT                              Form # C1-98
Initial Modal Premium: $1,123.67 . Premium Mode: Annual . Riders: None

                          LIFE INSURANCE ILLUSTRATION

                   MONY Survivorship Variable Universal Life
        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

  Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.

                      Current Death Proceeds                  Current Fund Value                    Current Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    1,124    200,000      200,000     200,000          716         768          820            0           0            0
   2    1,124    200,000      200,000     200,000        1,422       1,571        1,726          410         559          715
   3    1,124    200,000      200,000     200,000        2,117       2,410        2,728        1,218       1,511        1,829
   4    1,124    200,000      200,000     200,000        2,801       3,286        3,834        2,014       2,499        3,047
   5    1,124    200,000      200,000     200,000        3,474       4,201        5,056        2,800       3,527        4,382
   6    1,124    200,000      200,000     200,000        4,136       5,156        6,405        3,574       4,594        5,843
   7    1,124    200,000      200,000     200,000        4,785       6,152        7,895        4,335       5,702        7,445
   8    1,124    200,000      200,000     200,000        5,421       7,190        9,538        5,084       6,852        9,200
   9    1,124    200,000      200,000     200,000        6,042       8,269       11,350        5,817       8,045       11,125
  10    1,124    200,000      200,000     200,000        6,648       9,392       13,347        6,535       9,280       13,235
  11    1,124    200,000      200,000     200,000        7,493      10,824       15,824        7,493      10,824       15,824
  12    1,124    200,000      200,000     200,000        8,312      12,309       18,551        8,312      12,309       18,551
  13    1,124    200,000      200,000     200,000        9,102      13,844       21,551        9,102      13,844       21,551
  14    1,124    200,000      200,000     200,000        9,861      15,431       24,851        9,861      15,431       24,851
  15    1,124    200,000      200,000     200,000       10,584      17,066       28,479       10,584      17,066       28,479
  20    1,124    200,000      200,000     200,000       13,546      25,939       52,837       13,546      25,939       52,837
  25    1,124    200,000      200,000     200,000       14,945      35,714       92,263       14,945      35,714       92,263
  30    1,124    200,000      200,000     200,000       13,430      45,406      157,126       13,430      45,406      157,126

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance TrustSM, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time. /

Age 45 Male Non-Smoker Preferred               Prepared on 04/11/02
Age 45 Female Non-Smoker Preferred                      Version 04.2002
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $1,123.67 . GPT                            Form # C1-98
Initial Modal Premium: $1,123.67 . Premium Mode: Annual . Riders: None

                          LIFE INSURANCE ILLUSTRATION

                   MONY Survivorship Variable Universal Life
        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value and cash value.

                    Guaranteed Death Proceeds              Guaranteed Fund Value                Guaranteed Cash Value
               ------------------------------------ ------------------------------------ ------------------------------------
                   Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
Policy Premium  Gross 0%    Gross 6%    Gross 12%    Gross 0%    Gross 6%    Gross 12%    Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net-0.94%) (Net 5.06%) (Net 11.06%) (Net 0.94%) (Net 5.06%) (Net 11.06%) (Net-0.94%) (Net 5.06%) (Net 11.06%)
   1    1,124    200,716     200,768     200,820         716         768          820           0           0            0
   2    1,124    201,416     201,565     201,720       1,416       1,565        1,720         404         553          709
   3    1,124    202,101     202,393     202,710       2,101       2,393        2,710       1,202       1,494        1,811
   4    1,124    202,770     203,253     203,798       2,770       3,253        3,798       1,983       2,466        3,012
   5    1,124    203,422     204,144     204,993       3,422       4,144        4,993       2,748       3,470        4,319
   6    1,124    204,055     205,066     206,305       4,055       5,066        6,305       3,493       4,504        5,743
   7    1,124    204,668     206,019     207,743       4,668       6,019        7,743       4,218       5,570        7,294
   8    1,124    205,257     207,000     209,319       5,257       7,000        9,319       4,920       6,663        8,982
   9    1,124    205,820     208,009     211,042       5,820       8,009       11,042       5,595       7,784       10,817
  10    1,124    206,353     209,040     212,925       6,353       9,040       12,925       6,240       8,928       12,813
  11    1,124    207,110     210,361     215,258       7,110      10,361       15,258       7,110      10,361       15,258
  12    1,124    207,826     211,711     217,806       7,826      11,711       17,806       7,826      11,711       17,806
  13    1,124    208,495     213,085     220,587       8,495      13,085       20,587       8,495      13,085       20,587
  14    1,124    209,113     214,480     223,618       9,113      14,480       23,618       9,113      14,480       23,618
  15    1,124    209,671     215,887     226,918       9,671      15,887       26,918       9,671      15,887       26,918
  20    1,124    211,128     222,616     248,011      11,128      22,616       48,011      11,128      22,616       48,011
  25    1,124    208,418     226,426     277,729       8,418      26,426       77,729       8,418      26,426       77,729
  30    1,124     LAPSED     220,590     314,993      LAPSED      20,590      114,993      LAPSED      20,590      114,993

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                 Prepared on 04/11/02
Age 45 Female Non-Smoker Preferred                        Version 04.2002
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $1,123.67 . GPT                              Form # C1-98
Initial Modal Premium: $1,123.67 . Premium Mode: Annual . Riders: None

                          LIFE INSURANCE ILLUSTRATION

                   MONY Survivorship Variable Universal Life
        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.

                      Current Death Proceeds                  Current Fund Value                    Current Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    1,124    200,716      200,768     200,820          716         768          820            0           0            0
   2    1,124    201,421      201,571     201,726        1,421       1,571        1,726          410         559          715
   3    1,124    202,117      202,409     202,728        2,117       2,409        2,728        1,218       1,511        1,829
   4    1,124    202,801      203,286     203,834        2,801       3,286        3,834        2,014       2,499        3,047
   5    1,124    203,474      204,201     205,056        3,474       4,201        5,056        2,800       3,527        4,381
   6    1,124    204,135      205,155     206,405        4,135       5,155        6,405        3,573       4,594        5,843
   7    1,124    204,784      206,151     207,893        4,784       6,151        7,893        4,335       5,701        7,444
   8    1,124    205,419      207,188     209,535        5,419       7,188        9,535        5,082       6,851        9,198
   9    1,124    206,040      208,266     211,345        6,040       8,266       11,345        5,815       8,042       11,121
  10    1,124    206,644      209,387     213,340        6,644       9,387       13,340        6,532       9,275       13,228
  11    1,124    207,488      210,817     215,813        7,488      10,817       15,813        7,488      10,817       15,813
  12    1,124    208,305      212,297     218,533        8,305      12,297       18,533        8,305      12,297       18,533
  13    1,124    209,091      213,826     221,522        9,091      13,826       21,522        9,091      13,826       21,522
  14    1,124    209,844      215,404     224,805        9,844      15,404       24,805        9,844      15,404       24,805
  15    1,124    210,560      217,026     228,410       10,560      17,026       28,410       10,560      17,026       28,410
  20    1,124    213,446      225,736     252,403       13,446      25,736       52,403       13,446      25,736       52,403
  25    1,124    214,647      234,968     290,270       14,647      34,968       90,270       14,647      34,968       90,270
  30    1,124    212,718      243,098     349,183       12,718      43,098      149,183       12,718      43,098      149,183

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance TrustSM, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time

Age 45 Male Non-Smoker Preferred             Prepared on 04/11/02
Age 45 Female Non-Smoker Preferred             Version on 04.2002
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $1,123.67 . GPT                                  Form # C1-98

Initial Modal Premium: $1,123.67 . Premium Mode: Annual . Riders: None

   The complete registration statement and other filed documents for MONY Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

MONY Life Insurance Company
Administrative Offices
1740 Broadway, New York, NY 10019




[LOGO] MONY
            Form No. 14541 SL 5/02

--------------------------------------------------------------------------------
MONY Life Insurance Company and MONY Securities Corporation   Members of The
MONY Group